UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number 811-09525

                              RYDEX DYNAMIC FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                           ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Dynamic Funds
                         9601 Blackwell Road, Suite 500
                           ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100

                   Date of fiscal year end: DECEMBER 31, 2004

                  Date of reporting period: DECEMBER 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
                                                         THE RYDEX DYNAMIC FUNDS
--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

                                                                  TITAN 500 FUND
                                                                TEMPEST 500 FUND
                                                               VELOCITY 100 FUND
                                                                VENTURE 100 FUND
                                                        LONG DYNAMIC DOW 30 FUND
                                                     INVERSE DYNAMIC DOW 30 FUND
                                                      TITAN 500 MASTER PORTFOLIO
                                                    TEMPEST 500 MASTER PORTFOLIO
                                                   VELOCITY 100 MASTER PORTFOLIO
                                                    VENTURE 100 MASTER PORTFOLIO
                                            LONG DYNAMIC DOW 30 MASTER PORTFOLIO
                                         INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO


                                                         [LOGO] RYDEXINVESTMENTS
DYN-ANN-1204                                    Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ...............................................     2

ABOUT SHAREHOLDERS FUND'S EXPENSES .......................................     3

PERFOMANCE REPORTS AND FUND PROFILES .....................................     6

SCHEDULES OF INVESTMENTS .................................................    13

DYNAMIC FUNDS

    STATEMENTS OF ASSETS AND LIABILITIES .................................    30

    STATEMENTS OF OPERATIONS .............................................    32

    STATEMENTS OF CHANGES IN NET ASSETS ..................................    34

    FINANCIAL HIGHLIGHTS .................................................    36

DYNAMIC PORTFOLIOS

    STATEMENTS OF ASSETS AND LIABILITIES .................................    40

    STATEMENTS OF OPERATIONS .............................................    42

    STATEMENTS OF CHANGES IN NET ASSETS ..................................    44

    FINANCIAL HIGHLIGHTS .................................................    46

NOTES TO FINANCIAL STATEMENTS ............................................    47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................    56

OTHER INFORMATION ........................................................    57

UNAUDITED INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ..................    58


                                       THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 1

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The U.S. economy in 2004 was a study in contradiction, with a few surpises as well as continuation of long running trends such as continued outperformance of small-caps, mid-caps and value. Entering 2004, job creation was stubbornly disappointing and the unemployment rate hovered near 6.0%. The first few months of the year brought more of the same, but the economy shifted into a more mature phase last spring. Despite record-high oil prices, which reached $55 per barrel in October before leveling off at $43 at year-end, and a series of Federal Reserve rate hikes, which brought the Fed funds rate up to 2.25% from 1.0%, inflation remained tame, job creation picked up and the nation's economy grew at a sustainable rate.

More than two million jobs were created in 2004, while the unemployment rate dropped to 5.4% in December. Inflation, measured by the Consumer Price Index, grew at 3.3%, but energy price hikes comprised a good portion of the increase, with the core inflation index remaining historically low. When final figures are released, gross domestic product will have grown between 3% and 4% annually, while corporate profits leveled off from their hyper pace at the beginning of the year.

Domestic equity markets struggled for much of the year, before a final-quarter push pumped up index numbers. As a group, small stocks outperformed large stocks for the year, despite struggling during the middle two quarters. The S&P 500(R) Index advanced 10.89% for the year and the Dow Jones Industrial Average Index gained 5.31%. The Nasdaq 100 Index(R) began the year at 1467.92 but sank to 1304.43 in August, before advancing to 1621.12 at the end of the year. In contrast, the S&P MidCap 400 and Russell 2000 indices returned 16.48% and 18.33%, respectively. Value outperformed growth for the fourth consecutive year
- a surprise - while small-cap and mid-cap stocks outperformed large-cap stocks.

As always, we appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
President


2 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS FUND'S EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, administrative services, and shareholder reports, among others. Operating expenses, which are deducted from a fund's gross income, reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2004 and ending December 31, 2004.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

  Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. In addition, certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption. The example is useful in making comparisons because the Securities Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.


                                       THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 3

--------------------------------------------------------------------------------

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

TABLE 1. BASED ON ACTUAL FUND RETURN

                                                   BEGINNING                  ENDING          EXPENSES
                                   EXPENSE     ACCOUNT VALUE           ACCOUNT VALUE       PAID DURING
                                    RATIO+     JUNE 30, 2004       DECEMBER 31, 2004           PERIOD*
------------------------------------------------------------------------------------------------------
TITAN 500 FUND
   A-Class                           1.61%         $1,000.00               $1,194.92            $ 8.84
   C-Class                           2.43%          1,000.00                1,116.33             12.88
   H-Class                           1.67%          1,000.00                1,120.81              8.87
TEMPEST 500 FUND
   A-Class                           1.65%          1,000.00                  825.85              7.55
   C-Class                           2.43%          1,000.00                  868.97             11.41
   H-Class                           1.68%          1,000.00                  872.62              7.88
VELOCITY 100 FUND
   A-Class                           1.58%          1,000.00                1,358.04              9.35
   C-Class                           2.41%          1,000.00                1,102.47             12.73
   H-Class                           1.65%          1,000.00                1,107.75              8.73
VENTURE 100 FUND
   A-Class                           1.54%          1,000.00                  711.35              6.61
   C-Class                           2.43%          1,000.00                  841.29             11.20
   H-Class                           1.67%          1,000.00                  844.92              7.73
LONG DYNAMIC DOW 30 FUND
   A-Class                           1.56%          1,000.00                1,117.52              8.31
   C-Class                           2.42%          1,000.00                1,057.00             12.47
   H-Class                           1.64%          1,000.00                1,060.15              8.45
INVERSE DYNAMIC DOW 30 FUND
   A-Class                           1.62%          1,000.00                  876.96              7.62
   C-Class                           2.44%          1,000.00                  908.56             11.66
   H-Class                           1.67%          1,000.00                  912.22              8.01


4 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS FUND'S EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN


                                                   BEGINNING                  ENDING          EXPENSES
                                   EXPENSE     ACCOUNT VALUE           ACCOUNT VALUE       PAID DURING
                                    RATIO+     JUNE 30, 2004       DECEMBER 31, 2004           PERIOD*
------------------------------------------------------------------------------------------------------
TITAN 500 FUND
   A-Class                           1.61%         $1,000.00               $1,041.74            $ 8.26
   C-Class                           2.43%          1,000.00                1,037.52             12.48
   H-Class                           1.67%          1,000.00                1,041.43              8.57
TEMPEST 500 FUND
   A-Class                           1.65%          1,000.00                1,041.53              8.47
   C-Class                           2.43%          1,000.00                1,037.52             12.48
   H-Class                           1.68%          1,000.00                1,041.37              8.63
VELOCITY 100 FUND
   A-Class                           1.58%          1,000.00                1,041.87              8.13
   C-Class                           2.41%          1,000.00                1,037.59             12.41
   H-Class                           1.65%          1,000.00                1,041.53              8.47
VENTURE 100 FUND
   A-Class                           1.54%          1,000.00                1,042.08              7.92
   C-Class                           2.43%          1,000.00                1,037.52             12.48
   H-Class                           1.67%          1,000.00                1,041.43              8.57
LONG DYNAMIC DOW 30 FUND
   A-Class                           1.56%          1,000.00                1,041.96              8.04
   C-Class                           2.42%          1,000.00                1,037.58             12.42
   H-Class                           1.64%          1,000.00                1,041.59              8.41
INVERSE DYNAMIC DOW 30 FUND
   A-Class                           1.62%          1,000.00                1,041.68              8.32
   C-Class                           2.44%          1,000.00                1,037.48             12.52
   H-Class                           1.67%          1,000.00                1,041.43              8.57

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO AND ARE ANNUALIZED.


                                       THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 5

PERFORMANCE REPORTS AND FUND PROFILES
--------------------------------------------------------------------------------

TITAN 500 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

Inception: May 19, 2000

Employing a long leveraged strategy to the S&P 500 Index, as the Titan 500 Fund does, worked in the Fund's favor during 2004. The Index rallied during the latter half of the year to post a 10.89% gain. The energy sector generally benefited from rising energy costs, especially of crude oil, to easily lead sector performance. The Fund's H-Class returned 17.58% during the period. For the year ended December 31, 2004, the Fund achieved a daily correlation of over ..99 to its benchmark of 200% of the daily performance of the S&P 500 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish(1).

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                          TITAN 500 FUND
                             C-CLASS                    S&P 500 INDEX
         DATE
      11/27/2000             10,000                         10,000
      11/30/2000              9,358                          9,751
      12/31/2000              9,372                          9,799
       1/31/2001              9,944                         10,146
       2/28/2001              8,046                          9,221
       3/31/2001              6,879                          8,637
       4/30/2001              7,896                          9,308
       5/31/2001              7,915                          9,371
       6/30/2001              7,455                          9,142
       7/31/2001              7,202                          9,053
       8/31/2001              6,237                          8,486
       9/30/2001              5,169                          7,801
      10/31/2001              5,305                          7,949
      11/30/2001              6,082                          8,559
      12/31/2001              6,129                          8,634
       1/31/2002              5,904                          8,508
       2/28/2002              5,642                          8,344
       3/31/2002              6,054                          8,658
       4/30/2002              5,295                          8,133
       5/31/2002              5,183                          8,073
       6/30/2002              4,410                          7,498
       7/31/2002              3,669                          6,913
       8/31/2002              3,650                          6,959
       9/30/2002              2,858                          6,202
      10/31/2002              3,322                          6,748
      11/30/2002              3,683                          7,146
      12/31/2002              3,243                          6,726
       1/31/2003              3,032                          6,550
       2/28/2003              2,919                          6,451
       3/31/2003              2,929                          6,514
       4/30/2003              3,405                          7,051
       5/31/2003              3,777                          7,422
       6/30/2003              3,839                          7,517
       7/31/2003              3,946                          7,649
       8/31/2003              4,092                          7,798
       9/30/2003              3,989                          7,716
      10/31/2003              4,431                          8,152
      11/30/2003              4,505                          8,224
      12/31/2003              4,931                          8,655
       1/31/2004              5,105                          8,814
       2/29/2004              5,233                          8,937
       3/31/2004              5,044                          8,802
       4/30/2004              4,867                          8,664
       5/31/2004              4,983                          8,782
       6/30/2004              5,156                          8,953
       7/31/2004              4,798                          8,657
       8/31/2004              4,813                          8,692
       9/30/2004              4,895                          8,786
      10/31/2004              5,022                          8,920
      11/30/2004              5,411                          9,281
      12/31/2004              5,756                          9,597

                          TITAN 500 FUND
                             H-CLASS                    S&P 500 INDEX
         Date
       5/19/2000             10,000                         10,000
       5/31/2000             10,120                         10,101
       6/30/2000             10,428                         10,350
       7/31/2000              9,928                         10,188
       8/31/2000             11,152                         10,821
       9/30/2000              9,888                         10,250
      10/31/2000              9,656                         10,206
      11/30/2000              7,996                          9,402
      12/31/2000              8,008                          9,448
       1/31/2001              8,500                          9,783
       2/28/2001              6,883                          8,891
       3/31/2001              5,891                          8,328
       4/30/2001              6,767                          8,975
       5/31/2001              6,783                          9,035
       6/30/2001              6,399                          8,815
       7/31/2001              6,187                          8,728
       8/31/2001              5,363                          8,182
       9/30/2001              4,450                          7,521
      10/31/2001              4,574                          7,665
      11/30/2001              5,247                          8,252
      12/31/2001              5,291                          8,325
       1/31/2002              5,095                          8,203
       2/28/2002              4,878                          8,045
       3/31/2002              5,231                          8,348
       4/30/2002              4,582                          7,842
       5/31/2002              4,490                          7,784
       6/30/2002              3,826                          7,229
       7/31/2002              3,186                          6,666
       8/31/2002              3,174                          6,710
       9/30/2002              2,485                          5,980
      10/31/2002              2,889                          6,507
      11/30/2002              3,206                          6,890
      12/31/2002              2,825                          6,485
       1/31/2003              2,645                          6,315
       2/28/2003              2,545                          6,220
       3/31/2003              2,557                          6,281
       4/30/2003              2,975                          6,798
       5/31/2003              3,300                          7,156
       6/30/2003              3,356                          7,248
       7/31/2003              3,451                          7,375
       8/31/2003              3,582                          7,519
       9/30/2003              3,494                          7,439
      10/31/2003              3,883                          7,860
      11/30/2003              3,950                          7,929
      12/31/2003              4,326                          8,345
       1/31/2004              4,480                          8,498
       2/29/2004              4,596                          8,616
       3/31/2004              4,432                          8,486
       4/30/2004              4,281                          8,353
       5/31/2004              4,384                          8,468
       6/30/2004              4,538                          8,633
       7/31/2004              4,226                          8,347
       8/31/2004              4,242                          8,381
       9/30/2004              4,318                          8,471
      10/31/2004              4,432                          8,601
      11/30/2004              4,778                          8,949
      12/31/2004              5,087                          9,253

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                 A-CLASS         C-CLASS            H-CLASS
                                (09/01/04)     (11/27/00)         (05/19/00)
--------------------------------------------------------------------------------
                                  SINCE      ONE      SINCE     ONE      SINCE
                                INCEPTION    YEAR   INCEPTION   YEAR   INCEPTION
--------------------------------------------------------------------------------
TITAN 500 FUND                    19.49%    16.72%   -12.62%   17.58%   -13.61%

S&P 500 INDEX                     10.20%    10.89%    -1.00%   10.89%    -1.67%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                        TITAN 500 FUND       S&P 500 INDEX
Other                                          6.6%               9.6%
Financials                                    14.8%              20.8%
Information Technology                        11.5%              15.9%
Health Care                                    9.1%              12.4%
Consumer Discretionary                         8.5%              11.9%
Industrials                                    8.4%              11.8%
Consumer Staples                               7.5%              10.6%
Energy                                         5.1%               7.0%
Futures Contracts                             58.4%               0.0%
Equity Index Swap Agreements                  70.2%               0.0%

"HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)" EXCLUDES ANY TEMPORARY CASH INVESTMENTS.

INCEPTION DATES:
------------------------------------------------------
A-Class                              September 1, 2004
C-Class                              November 27, 2000
H-Class                                   May 19, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------------
General Electric Co.                              2.4%
Exxon Mobil Corp.                                 2.1%
Microsoft Corp.                                   1.8%
Citigroup, Inc.                                   1.6%
Wal-Mart Stores, Inc.                             1.4%
Pfizer, Inc.                                      1.3%
Bank of America Corp.                             1.2%
Johnson & Johnson                                 1.2%
American International Group, Inc.                1.1%
International Business Machines Corp.             1.0%
------------------------------------------------------
Top Ten Total                                    15.1%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


6 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

TEMPEST 500 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500(R) Index.

Inception: May 19, 2000

Rydex Tempest Fund seeks investment returns that inversely correspond to 200% of the daily price movement of the S&P 500 Index. The Index gained impressively for the second consecutive year after a four-year drought. The S&P 500 Index returned 10.89% for the period, spurred on by the energy sector. Industrials also benefited from a maturing economic recovery, while the uncertainty over the U.S. health care system before the presidential election contributed to the health care sector's underperformance. The Fund, which seeks to inversely correspond to 200% of the daily price movement of the underlying Index, performed the way it is designed to perform. The Fund's H-Class declined 20.00% during the period. For the year ended December 31, 2004, the Fund achieved a daily correlation of over .99 to its benchmark of -200% of the daily performance of the S&P 500 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish(1).

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                              TEMPEST 500 FUND
                                  C-CLASS              S&P 500 INDEX
         DATE
        3/7/2001                   10,000                 10,000
       3/31/2001                   11,714                  9,201
       4/30/2001                    9,962                  9,916
       5/31/2001                    9,828                  9,982
       6/30/2001                   10,311                  9,739
       7/31/2001                   10,475                  9,643
       8/31/2001                   11,898                  9,039
       9/30/2001                   13,861                  8,310
      10/31/2001                   13,225                  8,468
      11/30/2001                   11,375                  9,118
      12/31/2001                   11,141                  9,197
       1/31/2002                   11,452                  9,063
       2/28/2002                   11,755                  8,888
       3/31/2002                   10,905                  9,223
       4/30/2002                   12,317                  8,664
       5/31/2002                   12,371                  8,600
       6/30/2002                   14,241                  7,987
       7/31/2002                   15,970                  7,365
       8/31/2002                   15,325                  7,413
       9/30/2002                   18,910                  6,607
      10/31/2002                   15,424                  7,189
      11/30/2002                   13,604                  7,612
      12/31/2002                   15,212                  7,165
       1/31/2003                   15,821                  6,977
       2/28/2003                   16,165                  6,872
       3/31/2003                   15,613                  6,939
       4/30/2003                   13,247                  7,511
       5/31/2003                   11,805                  7,906
       6/30/2003                   11,484                  8,007
       7/31/2003                   11,035                  8,148
       8/31/2003                   10,552                  8,307
       9/30/2003                   10,752                  8,219
      10/31/2003                    9,619                  8,684
      11/30/2003                    9,393                  8,760
      12/31/2003                    8,522                  9,220
       1/31/2004                    8,162                  9,389
       2/29/2004                    7,914                  9,520
       3/31/2004                    8,127                  9,376
       4/30/2004                    8,352                  9,229
       5/31/2004                    8,099                  9,355
       6/30/2004                    7,780                  9,537
       7/31/2004                    8,322                  9,222
       8/31/2004                    8,234                  9,259
       9/30/2004                    8,064                  9,359
      10/31/2004                    7,820                  9,502
      11/30/2004                    7,218                  9,887
      12/31/2004                    6,761                 10,223

                              TEMPEST 500 FUND
                                  H-CLASS              S&P 500 INDEX
          DATE
       5/19/2000                   10,000                 10,000
       5/31/2000                    9,798                 10,101
       6/30/2000                    9,396                 10,350
       7/31/2000                    9,726                 10,188
       8/31/2000                    8,684                 10,821
       9/30/2000                    9,738                 10,250
      10/31/2000                    9,780                 10,206
      11/30/2000                   11,579                  9,402
      12/31/2000                   11,392                  9,448
       1/31/2001                   10,534                  9,783
       2/28/2001                   12,762                  8,891
       3/31/2001                   14,400                  8,328
       4/30/2001                   12,255                  8,975
       5/31/2001                   12,094                  9,035
       6/30/2001                   12,694                  8,815
       7/31/2001                   12,905                  8,728
       8/31/2001                   14,658                  8,182
       9/30/2001                   17,074                  7,521
      10/31/2001                   16,304                  7,665
      11/30/2001                   14,042                  8,252
      12/31/2001                   13,762                  8,325
       1/31/2002                   14,152                  8,203
       2/28/2002                   14,533                  8,045
       3/31/2002                   13,496                  8,348
       4/30/2002                   15,243                  7,842
       5/31/2002                   15,320                  7,784
       6/30/2002                   17,642                  7,229
       7/31/2002                   19,797                  6,666
       8/31/2002                   19,010                  6,710
       9/30/2002                   23,473                  5,980
      10/31/2002                   19,159                  6,507
      11/30/2002                   16,909                  6,890
      12/31/2002                   18,920                  6,485
       1/31/2003                   19,695                  6,315
       2/28/2003                   20,131                  6,220
       3/31/2003                   19,455                  6,281
       4/30/2003                   16,514                  6,798
       5/31/2003                   14,725                  7,156
       6/30/2003                   14,335                  7,248
       7/31/2003                   13,784                  7,375
       8/31/2003                   13,187                  7,519
       9/30/2003                   13,447                  7,439
      10/31/2003                   12,041                  7,860
      11/30/2003                   11,765                  7,929
      12/31/2003                   10,682                  8,345
       1/31/2004                   10,238                  8,498
       2/29/2004                    9,934                  8,616
       3/31/2004                   10,209                  8,486
       4/30/2004                   10,500                  8,353
       5/31/2004                   10,189                  8,468
       6/30/2004                    9,794                  8,633
       7/31/2004                   10,481                  8,347
       8/31/2004                   10,378                  8,381
       9/30/2004                   10,171                  8,471
      10/31/2004                    9,869                  8,601
      11/30/2004                    9,116                  8,949
      12/31/2004                    8,546                  9,253

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                 A-CLASS         C-CLASS            H-CLASS
                                (09/01/04)     (03/07/01)         (05/19/00)
--------------------------------------------------------------------------------
                                  SINCE      ONE      SINCE     ONE      SINCE
                                INCEPTION   YEAR    INCEPTION   YEAR   INCEPTION
--------------------------------------------------------------------------------
TEMPEST 500 FUND                 -17.42%   -20.67%   -9.74%    -20.00%  -3.34%

S&P 500 INDEX                     10.20%    10.89%    0.58%     10.89%  -1.67%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                        TEMPEST 500 FUND    S&P 500 INDEX
Other                                                            9.6%
Financials                                                      20.8%
Information Technology                                          15.9%
Health Care                                                     12.4%
Consumer Discretionary                                          11.9%
Industrials                                                     11.8%
Consumer Staples                                                10.6%
Energy                                                           7.0%
Futures Contracts                              -43.0%            0.0%
Equity Index Swap Agreements                  -157.4%            0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------------
A-Class                              September 1, 2004
C-Class                                  March 7, 2001
H-Class                                   May 19, 2000

The fund invests principally in leveraged derivative instruments, such as equity index swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

See Notes to Financial Statements.


                                       THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 7

--------------------------------------------------------------------------------

VELOCITY 100 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

Inception: May 24, 2000

The Nasdaq 100 Index struggled during the first eight months of the year but rebounded during the remainder of the year to post a positive annual return. Technology and health care, two dominant sectors in the Index, lagged other groups during the year. Stocks in the consumer discretionary sector were among the stronger performers in the Index. The Fund rallied with the Nasdaq 100 Index at year-end to post an H-Class gain of 14.69% for the year. For the year ended December 31, 2004, the Fund achieved a daily correlation of over .99 to its benchmark of 200% of the daily performance of the Nasdaq 100 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish(1).

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                              VELOCITY 100 FUND
                                   C-CLASS         NASDAQ 100 INDEX
         DATE
      11/20/2000                    10,000                10,000
      11/30/2000                     7,913                 8,976
      12/31/2000                     6,531                 8,386
       1/31/2001                     7,519                 9,286
       2/28/2001                     3,894                 6,834
       3/31/2001                     2,506                 5,634
       4/30/2001                     3,287                 6,643
       5/31/2001                     2,998                 6,445
       6/30/2001                     3,053                 6,554
       7/31/2001                     2,506                 6,029
       8/31/2001                     1,856                 5,263
       9/30/2001                     1,131                 4,184
      10/31/2001                     1,511                 4,887
      11/30/2001                     2,046                 5,715
      12/31/2001                     1,966                 5,647
       1/31/2002                     1,878                 5,551
       2/28/2002                     1,419                 4,867
       3/31/2002                     1,604                 5,203
       4/30/2002                     1,211                 4,573
       5/31/2002                     1,057                 4,327
       6/30/2002                       789                 3,765
       7/31/2002                       640                 3,445
       8/31/2002                       599                 3,375
       9/30/2002                       458                 2,981
      10/31/2002                       633                 3,544
      11/30/2002                       790                 3,997
      12/31/2002                       606                 3,525
       1/31/2003                       593                 3,520
       2/28/2003                       621                 3,616
       3/31/2003                       623                 3,648
       4/30/2003                       729                 3,961
       5/31/2003                       848                 4,290
       6/30/2003                       844                 4,303
       7/31/2003                       947                 4,573
       8/31/2003                     1,038                 4,803
       9/30/2003                       969                 4,669
      10/31/2003                     1,135                 5,072
      11/30/2003                     1,143                 5,100
      12/31/2003                     1,202                 5,257
       1/31/2004                     1,239                 5,347
       2/29/2004                     1,197                 5,265
       3/31/2004                     1,137                 5,151
       4/30/2004                     1,071                 5,018
       5/31/2004                     1,167                 5,251
       6/30/2004                     1,241                 5,431
       7/31/2004                     1,050                 5,015
       8/31/2004                       996                 4,901
       9/30/2004                     1,055                 5,059
      10/31/2004                     1,161                 5,324
      11/30/2004                     1,293                 5,628
      12/31/2004                     1,368                 5,805

                              VELOCITY 100 FUND
                                   H-CLASS         NASDAQ 100 INDEX
         DATE
       5/24/2000                    10,000                10,000
       5/31/2000                    10,768                10,451
       6/30/2000                    13,356                11,833
       7/31/2000                    11,928                11,348
       8/31/2000                    15,024                12,820
       9/30/2000                    11,260                11,226
      10/31/2000                     9,152                10,320
      11/30/2000                     5,068                 7,881
      12/31/2000                     4,188                 7,362
       1/31/2001                     4,824                 8,152
       2/28/2001                     2,504                 6,000
       3/31/2001                     1,616                 4,946
       4/30/2001                     2,120                 5,833
       5/31/2001                     1,937                 5,659
       6/30/2001                     1,974                 5,754
       7/31/2001                     1,624                 5,293
       8/31/2001                     1,209                 4,621
       9/30/2001                       745                 3,673
      10/31/2001                       989                 4,291
      11/30/2001                     1,333                 5,018
      12/31/2001                     1,282                 4,958
       1/31/2002                     1,227                 4,874
       2/28/2002                       934                 4,273
       3/31/2002                     1,054                 4,568
       4/30/2002                       804                 4,015
       5/31/2002                       703                 3,799
       6/30/2002                       524                 3,306
       7/31/2002                       426                 3,025
       8/31/2002                       398                 2,963
       9/30/2002                       304                 2,617
      10/31/2002                       422                 3,111
      11/30/2002                       527                 3,509
      12/31/2002                       404                 3,095
       1/31/2003                       396                 3,091
       2/28/2003                       415                 3,175
       3/31/2003                       417                 3,203
       4/30/2003                       488                 3,477
       5/31/2003                       568                 3,766
       6/30/2003                       566                 3,778
       7/31/2003                       635                 4,015
       8/31/2003                       697                 4,217
       9/30/2003                       651                 4,099
      10/31/2003                       763                 4,453
      11/30/2003                       768                 4,478
      12/31/2003                       809                 4,615
       1/31/2004                       834                 4,694
       2/29/2004                       807                 4,623
       3/31/2004                       766                 4,522
       4/30/2004                       722                 4,406
       5/31/2004                       787                 4,610
       6/30/2004                       838                 4,768
       7/31/2004                       710                 4,403
       8/31/2004                       674                 4,303
       9/30/2004                       714                 4,442
      10/31/2004                       786                 4,674
      11/30/2004                       877                 4,941
      12/31/2004                       928                 5,097

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                 A-CLASS        C-CLASS             H-CLASS
                                (09/01/04)     (11/20/00)         (05/24/00)
--------------------------------------------------------------------------------
                                  SINCE      ONE      SINCE     ONE      SINCE
                                INCEPTION   YEAR    INCEPTION   YEAR   INCEPTION
--------------------------------------------------------------------------------
VELOCITY 100 FUND                35.80%    13.76%    -38.35%   14.69%   -40.32%

NASDAQ 100 INDEX                 17.64%    10.43%    -12.39%   10.43%   -13.61%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                         VELOCITY 100 FUND      NASDAQ 100 INDEX
Other                                            8.0%                5.7%
Information Technology                          43.9%               58.4%
Consumer Discretionary                          15.2%               16.8%
Health Care                                      9.4%               12.9%
Industrials                                                          6.2%
Futures Contracts                               41.3%                0.0%
Equity Index Swap Agreements                    81.5%                0.0%
                                                -----               -----

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------------
A-Class                              September 1, 2004
C-Class                              November 20, 2000
H-Class                                   May 24, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------------
Microsoft Corp.                                   5.7%
Qualcomm, Inc.                                    4.8%
eBay, Inc.                                        3.3%
Intel Corp.                                       2.9%
Cisco Systems, Inc.                               2.6%
Nextel Communications, Inc. - Class A             2.4%
Dell, Inc.                                        2.2%
Amgen, Inc.                                       2.2%
Apple Computer, Inc.                              2.1%
Starbucks Corp.                                   2.0%
------------------------------------------------------
Top Ten Total                                    30.2%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


8 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

VENTURE 100 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index(R).

Inception: May 23, 2000

The technology-laden Nasdaq 100 Index struggled for a good portion of the year, before rebounding in the final months to post a 10.43% gain, still below that of other broad market indices. Technology stocks, which enjoyed a strong 2003, dragged on the Index in 2004, as corporate earnings slowed and interest rates began to rise. Health care was another sector that disappointed, while consumer discretionary stocks were among the better performers. The Fund's H-Class declined 24.60%. For the year ended December 31, 2004, the Fund achieved a daily correlation of over .99 to its benchmark of -200% of the daily performance of the Nasdaq 100 Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish(1).

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                            VENTURE 100 FUND
                                C-CLASS             NASDAQ 100 INDEX

         DATE
        3/8/2001                  10,000                  10,000
       3/31/2001                  13,764                   8,118
       4/30/2001                   8,486                   9,573
       5/31/2001                   8,519                   9,287
       6/30/2001                   7,973                   9,444
       7/31/2001                   9,060                   8,687
       8/31/2001                  11,453                   7,584
       9/30/2001                  17,304                   6,029
      10/31/2001                  12,009                   7,042
      11/30/2001                   8,518                   8,236
      12/31/2001                   8,447                   8,138
       1/31/2002                   8,533                   7,999
       2/28/2002                  10,846                   7,014
       3/31/2002                   9,222                   7,496
       4/30/2002                  11,572                   6,590
       5/31/2002                  12,004                   6,235
       6/30/2002                  15,354                   5,425
       7/31/2002                  16,727                   4,964
       8/31/2002                  16,382                   4,863
       9/30/2002                  20,177                   4,296
      10/31/2002                  13,440                   5,106
      11/30/2002                  10,090                   5,759
      12/31/2002                  12,678                   5,079
       1/31/2003                  12,296                   5,073
       2/28/2003                  11,433                   5,210
       3/31/2003                  10,860                   5,256
       4/30/2003                   9,080                   5,707
       5/31/2003                   7,623                   6,181
       6/30/2003                   7,478                   6,201
       7/31/2003                   6,526                   6,589
       8/31/2003                   5,863                   6,921
       9/30/2003                   6,094                   6,727
      10/31/2003                   5,103                   7,309
      11/30/2003                   4,983                   7,349
      12/31/2003                   4,664                   7,574
       1/31/2004                   4,471                   7,704
       2/29/2004                   4,586                   7,587
       3/31/2004                   4,734                   7,422
       4/30/2004                   4,919                   7,231
       5/31/2004                   4,464                   7,566
       6/30/2004                   4,147                   7,826
       7/31/2004                   4,814                   7,226
       8/31/2004                   4,989                   7,062
       9/30/2004                   4,657                   7,290
      10/31/2004                   4,168                   7,671
      11/30/2004                   3,717                   8,109
      12/31/2004                   3,489                   8,365

                            VENTURE 100 FUND
                                 H-CLASS             NASDAQ 100 INDEX
         DATE
       5/23/2000                  10,000                  10,000
       5/31/2000                   7,892                  10,996
       6/30/2000                   5,794                  12,451
       7/31/2000                   6,046                  11,940
       8/31/2000                   4,696                  13,489
       9/30/2000                   5,952                  11,812
      10/31/2000                   6,440                  10,858
      11/30/2000                  10,300                   8,292
      12/31/2000                  10,392                   7,746
       1/31/2001                   6,942                   8,578
       2/28/2001                  12,192                   6,313
       3/31/2001                  16,043                   5,204
       4/30/2001                   9,897                   6,137
       5/31/2001                   9,942                   5,954
       6/30/2001                   9,311                   6,054
       7/31/2001                  10,584                   5,569
       8/31/2001                  13,376                   4,862
       9/30/2001                  20,203                   3,865
      10/31/2001                  14,007                   4,515
      11/30/2001                   9,948                   5,280
      12/31/2001                   9,873                   5,217
       1/31/2002                   9,980                   5,128
       2/28/2002                  12,681                   4,496
       3/31/2002                  10,792                   4,806
       4/30/2002                  13,540                   4,225
       5/31/2002                  14,051                   3,997
       6/30/2002                  17,989                   3,478
       7/31/2002                  19,611                   3,183
       8/31/2002                  19,217                   3,117
       9/30/2002                  23,678                   2,754
      10/31/2002                  15,784                   3,273
      11/30/2002                  11,857                   3,692
      12/31/2002                  14,900                   3,256
       1/31/2003                  14,462                   3,252
       2/28/2003                  13,454                   3,340
       3/31/2003                  12,789                   3,370
       4/30/2003                  10,697                   3,659
       5/31/2003                   8,987                   3,963
       6/30/2003                   8,823                   3,975
       7/31/2003                   7,705                   4,224
       8/31/2003                   6,928                   4,437
       9/30/2003                   7,206                   4,313
      10/31/2003                   6,038                   4,685
      11/30/2003                   5,901                   4,711
      12/31/2003                   5,525                   4,856
       1/31/2004                   5,303                   4,939
       2/29/2004                   5,440                   4,864
       3/31/2004                   5,621                   4,758
       4/30/2004                   5,845                   4,636
       5/31/2004                   5,307                   4,850
       6/30/2004                   4,931                   5,017
       7/31/2004                   5,729                   4,632
       8/31/2004                   5,941                   4,528
       9/30/2004                   5,550                   4,673
      10/31/2004                   4,972                   4,918
      11/30/2004                   4,436                   5,199
      12/31/2004                   4,166                   5,363

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                 A-CLASS        C-CLASS             H-CLASS
                                (09/01/04)     (03/08/01)         (05/23/00)
--------------------------------------------------------------------------------
                                  SINCE      ONE      SINCE     ONE      SINCE
                                INCEPTION   YEAR    INCEPTION   YEAR   INCEPTION
--------------------------------------------------------------------------------
VENTURE 100 FUND                 -28.87%   -25.20%   -24.11%   -24.60%  -17.30%

NASDAQ 100 INDEX                  17.64%    10.43%    -4.57%    10.43%  -12.65%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ 100 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                         VENTURE 100 FUND      NASDAQ 100 INDEX
Other                                                                5.7%
Information Technology                                              58.4%
Consumer Discretionary                                              16.8%
Health Care                                                         12.9%
Industrials                                                          6.2%
Futures Contracts                               -2.6%                0.0%
Equity Index Swap Agreements                  -198.5%                0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------------
A-Class                              September 1, 2004
C-Class                                  March 8, 2001
H-Class                                   May 23, 2000

The fund invests principally in leveraged derivative instruments, such as equity index swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

See Notes to Financial Statements.


                                       THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 9

--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average Index.

Inception: February 20, 2004

The Dow Jones Industrial Average Index gained 3.24% since February 20, 2004. The Index was in a range for most of the year before rallying in the fourth quarter. The energy sector, consisting almost entirely of Exxon Mobil, was an outperformer for the year, while the health care and technology sectors struggled during the period.

McDonald's (31.5%), Exxon Mobil (28%), Eastman Kodak (27.9%) and Johnson & Johnson (25.2%) led the list of gainers. Merck (-27.8%), Intel (-22.3%), Pfizer (-22.3%) and General Motors (-21.5%) were the year's big losers. Because this Fund is long the Dow average, which underperformed other broad-market indices in the past year, the Fund's H-Class returned 1.52% since February 20, 2004, the Fund's inception, through December 31, 2004. For the year ended December 31, 2004, the Fund achieved a daily correlation of over .99 to its benchmark of 200% of the daily performance of the Dow Jones Industrial Average Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish(1).

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             LONG DYNAMIC                DOW JONES
                        DOW 30 FUND C-CLASS       INDUSTRIAL AVERAGE INDEX
         DATE
       2/20/2004               10,000                      10,000
       2/21/2004               10,000                      10,000
       2/22/2004               10,000                      10,000
       2/23/2004                9,956                       9,983
       2/24/2004                9,884                       9,942
       2/25/2004                9,948                       9,976
       2/26/2004                9,908                       9,957
       2/27/2004                9,916                       9,960
       2/28/2004                9,916                       9,960
       2/29/2004                9,916                       9,960
        3/1/2004               10,080                      10,049
        3/2/2004                9,920                       9,967
        3/3/2004                9,920                       9,972
        3/4/2004                9,904                       9,967
        3/5/2004                9,916                       9,974
        3/6/2004                9,916                       9,974
        3/7/2004                9,916                       9,974
        3/8/2004                9,792                       9,912
        3/9/2004                9,652                       9,844
       3/10/2004                9,352                       9,693
       3/11/2004                9,068                       9,541
       3/12/2004                9,260                       9,646
       3/13/2004                9,260                       9,646
       3/14/2004                9,260                       9,646
       3/15/2004                9,012                       9,518
       3/16/2004                9,156                       9,595
       3/17/2004                9,360                       9,704
       3/18/2004                9,352                       9,700
       3/19/2004                9,152                       9,597
       3/20/2004                9,152                       9,597
       3/21/2004                9,152                       9,597
       3/22/2004                8,932                       9,483
       3/23/2004                8,932                       9,481
       3/24/2004                8,900                       9,467
       3/25/2004                9,196                       9,628
       3/26/2004                9,192                       9,622
       3/27/2004                9,192                       9,622
       3/28/2004                9,192                       9,622
       3/29/2004                9,392                       9,734
       3/30/2004                9,492                       9,783
       3/31/2004                9,444                       9,761
        4/1/2004                9,480                       9,776
        4/2/2004                9,656                       9,870
        4/3/2004                9,656                       9,870
        4/4/2004                9,656                       9,870
        4/5/2004                9,816                       9,952
        4/6/2004                9,840                       9,966
        4/7/2004                9,676                       9,881
        4/8/2004                9,592                       9,845
        4/9/2004                9,592                       9,845
       4/10/2004                9,592                       9,845
       4/11/2004                9,592                       9,845
       4/12/2004                9,728                       9,914
       4/13/2004                9,476                       9,788
       4/14/2004                9,472                       9,784
       4/15/2004                9,500                       9,803
       4/16/2004                9,596                       9,854
       4/17/2004                9,596                       9,854
       4/18/2004                9,596                       9,854
       4/19/2004                9,572                       9,841
       4/20/2004                9,340                       9,725
       4/21/2004                9,352                       9,731
       4/22/2004                9,624                       9,869
       4/23/2004                9,624                       9,880
       4/24/2004                9,624                       9,880
       4/25/2004                9,624                       9,880
       4/26/2004                9,580                       9,853
       4/27/2004                9,656                       9,885
       4/28/2004                9,380                       9,757
       4/29/2004                9,264                       9,693
       4/30/2004                9,172                       9,649
        5/1/2004                9,172                       9,649
        5/2/2004                9,172                       9,649
        5/3/2004                9,324                       9,733
        5/4/2004                9,328                       9,736
        5/5/2004                9,320                       9,730
        5/6/2004                9,196                       9,667
        5/7/2004                8,976                       9,550
        5/8/2004                8,976                       9,550
        5/9/2004                8,976                       9,550
       5/10/2004                8,748                       9,429
       5/11/2004                8,804                       9,459
       5/12/2004                8,860                       9,490
       5/13/2004                8,800                       9,458
       5/14/2004                8,804                       9,462
       5/15/2004                8,804                       9,462
       5/16/2004                8,804                       9,462
       5/17/2004                8,612                       9,361
       5/18/2004                8,728                       9,421
       5/19/2004                8,684                       9,399
       5/20/2004                8,684                       9,399
       5/21/2004                8,732                       9,426
       5/22/2004                8,732                       9,426
       5/23/2004                8,732                       9,426
       5/24/2004                8,716                       9,418
       5/25/2004                8,992                       9,569
       5/26/2004                8,980                       9,562
       5/27/2004                9,140                       9,652
       5/28/2004                9,108                       9,636
       5/29/2004                9,108                       9,636
       5/30/2004                9,108                       9,636
       5/31/2004                9,108                       9,636
        6/1/2004                9,132                       9,649
        6/2/2004                9,244                       9,709
        6/3/2004                9,120                       9,646
        6/4/2004                9,204                       9,690
        6/5/2004                9,204                       9,690
        6/6/2004                9,204                       9,690
        6/7/2004                9,464                       9,830
        6/8/2004                9,540                       9,870
        6/9/2004                9,424                       9,810
       6/10/2004                9,496                       9,849
       6/11/2004                9,496                       9,849
       6/12/2004                9,496                       9,849
       6/13/2004                9,496                       9,849
       6/14/2004                9,372                       9,784
       6/15/2004                9,456                       9,828
       6/16/2004                9,452                       9,827
       6/17/2004                9,444                       9,825
       6/18/2004                9,504                       9,862
       6/19/2004                9,504                       9,862
       6/20/2004                9,504                       9,862
       6/21/2004                9,432                       9,819
       6/22/2004                9,472                       9,842
       6/23/2004                9,624                       9,922
       6/24/2004                9,560                       9,889
       6/25/2004                9,428                       9,821
       6/26/2004                9,428                       9,821
       6/27/2004                9,428                       9,821
       6/28/2004                9,400                       9,807
       6/29/2004                9,504                       9,860
       6/30/2004                9,544                       9,882
        7/1/2004                9,360                       9,788
        7/2/2004                9,260                       9,740
        7/3/2004                9,260                       9,740
        7/4/2004                9,260                       9,740
        7/5/2004                9,260                       9,740
        7/6/2004                9,148                       9,680
        7/7/2004                9,192                       9,704
        7/8/2004                9,068                       9,639
        7/9/2004                9,140                       9,679
       7/10/2004                9,140                       9,679
       7/11/2004                9,140                       9,679
       7/12/2004                9,184                       9,702
       7/13/2004                9,200                       9,711
       7/14/2004                9,124                       9,674
       7/15/2004                9,048                       9,631
       7/16/2004                9,008                       9,612
       7/17/2004                9,008                       9,612
       7/18/2004                9,008                       9,612
       7/19/2004                8,924                       9,569
       7/20/2004                9,020                       9,621
       7/21/2004                8,840                       9,525
       7/22/2004                8,848                       9,529
       7/23/2004                8,688                       9,445
       7/24/2004                8,688                       9,445
       7/25/2004                8,688                       9,445
       7/26/2004                8,692                       9,445
       7/27/2004                8,900                       9,562
       7/28/2004                8,956                       9,592
       7/29/2004                8,984                       9,606
       7/30/2004                8,996                       9,616
       7/31/2004                8,996                       9,616
        8/1/2004                8,996                       9,616
        8/2/2004                9,064                       9,654
        8/3/2004                8,960                       9,598
        8/4/2004                8,972                       9,605
        8/5/2004                8,680                       9,450
        8/6/2004                8,424                       9,311
        8/7/2004                8,424                       9,311
        8/8/2004                8,424                       9,311
        8/9/2004                8,424                       9,311
       8/10/2004                8,644                       9,434
       8/11/2004                8,656                       9,438
       8/12/2004                8,440                       9,321
       8/13/2004                8,464                       9,333
       8/14/2004                8,464                       9,333
       8/15/2004                8,464                       9,333
       8/16/2004                8,676                       9,456
       8/17/2004                8,720                       9,473
       8/18/2004                8,908                       9,585
       8/19/2004                8,828                       9,545
       8/20/2004                8,952                       9,611
       8/21/2004                8,952                       9,611
       8/22/2004                8,952                       9,611
       8/23/2004                8,888                       9,576
       8/24/2004                8,924                       9,601
       8/25/2004                9,076                       9,680
       8/26/2004                9,052                       9,672
       8/27/2004                9,092                       9,692
       8/28/2004                9,092                       9,692
       8/29/2004                9,092                       9,692
       8/30/2004                8,968                       9,623
       8/31/2004                9,028                       9,673
        9/1/2004                9,052                       9,671
        9/2/2004                9,272                       9,787
        9/3/2004                9,216                       9,758
        9/4/2004                9,216                       9,758
        9/5/2004                9,216                       9,758
        9/6/2004                9,216                       9,758
        9/7/2004                9,356                       9,837
        9/8/2004                9,300                       9,809
        9/9/2004                9,256                       9,785
       9/10/2004                9,296                       9,808
       9/11/2004                9,296                       9,808
       9/12/2004                9,296                       9,808
       9/13/2004                9,308                       9,817
       9/14/2004                9,316                       9,821
       9/15/2004                9,152                       9,738
       9/16/2004                9,176                       9,750
       9/17/2004                9,244                       9,788
       9/18/2004                9,244                       9,788
       9/19/2004                9,244                       9,788
       9/20/2004                9,096                       9,713
       9/21/2004                9,168                       9,751
       9/22/2004                8,920                       9,622
       9/23/2004                8,800                       9,556
       9/24/2004                8,812                       9,564
       9/25/2004                8,812                       9,564
       9/26/2004                8,812                       9,564
       9/27/2004                8,708                       9,508
       9/28/2004                8,860                       9,593
       9/29/2004                8,956                       9,649
       9/30/2004                8,856                       9,596
       10/1/2004                9,052                       9,702
       10/2/2004                9,052                       9,702
       10/3/2004                9,052                       9,702
       10/4/2004                9,096                       9,728
       10/5/2004                9,028                       9,691
       10/6/2004                9,144                       9,756
       10/7/2004                8,940                       9,647
       10/8/2004                8,812                       9,580
       10/9/2004                8,812                       9,580
      10/10/2004                8,812                       9,580
      10/11/2004                8,864                       9,605
      10/12/2004                8,848                       9,601
      10/13/2004                8,704                       9,529
      10/14/2004                8,520                       9,427
      10/15/2004                8,576                       9,464
      10/16/2004                8,576                       9,464
      10/17/2004                8,576                       9,464
      10/18/2004                8,616                       9,485
      10/19/2004                8,512                       9,430
      10/20/2004                8,496                       9,421
      10/21/2004                8,460                       9,404
      10/22/2004                8,276                       9,301
      10/23/2004                8,276                       9,301
      10/24/2004                8,276                       9,301
      10/25/2004                8,260                       9,293
      10/26/2004                8,492                       9,425
      10/27/2004                8,688                       9,534
      10/28/2004                8,700                       9,539
      10/29/2004                8,736                       9,561
      10/30/2004                8,736                       9,561
      10/31/2004                8,736                       9,561
       11/1/2004                8,780                       9,586
       11/2/2004                8,744                       9,569
       11/3/2004                8,924                       9,667
       11/4/2004                9,236                       9,840
       11/5/2004                9,364                       9,909
       11/6/2004                9,364                       9,909
       11/7/2004                9,364                       9,909
       11/8/2004                9,380                       9,914
       11/9/2004                9,380                       9,914
      11/10/2004                9,392                       9,919
      11/11/2004                9,544                      10,000
      11/12/2004                9,660                      10,068
      11/13/2004                9,660                      10,068
      11/14/2004                9,660                      10,068
      11/15/2004                9,684                      10,079
      11/16/2004                9,568                      10,019
      11/17/2004                9,692                      10,085
      11/18/2004                9,736                      10,107
      11/19/2004                9,520                       9,996
      11/20/2004                9,520                       9,996
      11/21/2004                9,520                       9,996
      11/22/2004                9,576                      10,027
      11/23/2004                9,580                      10,030
      11/24/2004                9,628                      10,032
      11/25/2004                9,628                      10,057
      11/26/2004                9,628                      10,059
      11/27/2004                9,628                      10,059
      11/28/2004                9,628                      10,059
      11/29/2004                9,544                      10,016
      11/30/2004                9,460                       9,971
       12/1/2004                9,756                      10,129
       12/2/2004                9,748                      10,125
       12/3/2004                9,756                      10,131
       12/4/2004                9,756                      10,131
       12/5/2004                9,756                      10,131
       12/6/2004                9,672                      10,088
       12/7/2004                9,476                       9,986
       12/8/2004                9,576                      10,039
       12/9/2004                9,680                      10,095
      12/10/2004                9,660                      10,086
      12/11/2004                9,660                      10,086
      12/12/2004                9,660                      10,086
      12/13/2004                9,836                      10,178
      12/14/2004                9,908                      10,214
      12/15/2004                9,932                      10,229
      12/16/2004                9,956                      10,243
      12/17/2004                9,852                      10,190
      12/18/2004                9,852                      10,190
      12/19/2004                9,852                      10,190
      12/20/2004                9,868                      10,201
      12/21/2004               10,044                      10,295
      12/22/2004               10,164                      10,355
      12/23/2004               10,184                      10,366
      12/24/2004               10,184                      10,366
      12/25/2004               10,184                      10,366
      12/26/2004               10,184                      10,366
      12/27/2004               10,084                      10,317
      12/28/2004               10,228                      10,392
      12/29/2004               10,176                      10,368
      12/30/2004               10,128                      10,340
      12/31/2004               10,088                      10,324

                            LONG DYNAMIC                    DOW JONES
                        DOW 30 FUND H-CLASS         INDUSTRIAL AVERAGE INDEX

         DATE
       2/20/2004               10,000                      10,000
       2/21/2004               10,000                      10,000
       2/22/2004               10,000                      10,000
       2/23/2004                9,956                       9,983
       2/24/2004                9,884                       9,942
       2/25/2004                9,948                       9,976
       2/26/2004                9,908                       9,957
       2/27/2004                9,916                       9,960
       2/28/2004                9,916                       9,960
       2/29/2004                9,916                       9,960
        3/1/2004               10,080                      10,049
        3/2/2004                9,920                       9,967
        3/3/2004                9,924                       9,972
        3/4/2004                9,908                       9,967
        3/5/2004                9,920                       9,974
        3/6/2004                9,920                       9,974
        3/7/2004                9,920                       9,974
        3/8/2004                9,796                       9,912
        3/9/2004                9,660                       9,844
       3/10/2004                9,360                       9,693
       3/11/2004                9,076                       9,541
       3/12/2004                9,268                       9,646
       3/13/2004                9,268                       9,646
       3/14/2004                9,268                       9,646
       3/15/2004                9,020                       9,518
       3/16/2004                9,164                       9,595
       3/17/2004                9,368                       9,704
       3/18/2004                9,360                       9,700
       3/19/2004                9,160                       9,597
       3/20/2004                9,160                       9,597
       3/21/2004                9,160                       9,597
       3/22/2004                8,940                       9,483
       3/23/2004                8,940                       9,481
       3/24/2004                8,908                       9,467
       3/25/2004                9,208                       9,628
       3/26/2004                9,200                       9,622
       3/27/2004                9,200                       9,622
       3/28/2004                9,200                       9,622
       3/29/2004                9,404                       9,734
       3/30/2004                9,504                       9,783
       3/31/2004                9,456                       9,761
        4/1/2004                9,492                       9,776
        4/2/2004                9,668                       9,870
        4/3/2004                9,668                       9,870
        4/4/2004                9,668                       9,870
        4/5/2004                9,828                       9,952
        4/6/2004                9,852                       9,966
        4/7/2004                9,688                       9,881
        4/8/2004                9,608                       9,845
        4/9/2004                9,608                       9,845
       4/10/2004                9,608                       9,845
       4/11/2004                9,608                       9,845
       4/12/2004                9,740                       9,914
       4/13/2004                9,492                       9,788
       4/14/2004                9,484                       9,784
       4/15/2004                9,512                       9,803
       4/16/2004                9,612                       9,854
       4/17/2004                9,612                       9,854
       4/18/2004                9,612                       9,854
       4/19/2004                9,588                       9,841
       4/20/2004                9,356                       9,725
       4/21/2004                9,368                       9,731
       4/22/2004                9,640                       9,869
       4/23/2004                9,640                       9,880
       4/24/2004                9,640                       9,880
       4/25/2004                9,640                       9,880
       4/26/2004                9,596                       9,853
       4/27/2004                9,676                       9,885
       4/28/2004                9,396                       9,757
       4/29/2004                9,284                       9,693
       4/30/2004                9,192                       9,649
        5/1/2004                9,192                       9,649
        5/2/2004                9,192                       9,649
        5/3/2004                9,344                       9,733
        5/4/2004                9,348                       9,736
        5/5/2004                9,340                       9,730
        5/6/2004                9,216                       9,667
        5/7/2004                8,992                       9,550
        5/8/2004                8,992                       9,550
        5/9/2004                8,992                       9,550
       5/10/2004                8,768                       9,429
       5/11/2004                8,820                       9,459
       5/12/2004                8,880                       9,490
       5/13/2004                8,816                       9,458
       5/14/2004                8,820                       9,462
       5/15/2004                8,820                       9,462
       5/16/2004                8,820                       9,462
       5/17/2004                8,632                       9,361
       5/18/2004                8,744                       9,421
       5/19/2004                8,700                       9,399
       5/20/2004                8,704                       9,399
       5/21/2004                8,752                       9,426
       5/22/2004                8,752                       9,426
       5/23/2004                8,752                       9,426
       5/24/2004                8,736                       9,418
       5/25/2004                9,012                       9,569
       5/26/2004                9,000                       9,562
       5/27/2004                9,164                       9,652
       5/28/2004                9,132                       9,636
       5/29/2004                9,132                       9,636
       5/30/2004                9,132                       9,636
       5/31/2004                9,132                       9,636
        6/1/2004                9,152                       9,649
        6/2/2004                9,268                       9,709
        6/3/2004                9,144                       9,646
        6/4/2004                9,228                       9,690
        6/5/2004                9,228                       9,690
        6/6/2004                9,228                       9,690
        6/7/2004                9,488                       9,830
        6/8/2004                9,564                       9,870
        6/9/2004                9,448                       9,810
       6/10/2004                9,524                       9,849
       6/11/2004                9,524                       9,849
       6/12/2004                9,524                       9,849
       6/13/2004                9,524                       9,849
       6/14/2004                9,396                       9,784
       6/15/2004                9,484                       9,828
       6/16/2004                9,476                       9,827
       6/17/2004                9,472                       9,825
       6/18/2004                9,532                       9,862
       6/19/2004                9,532                       9,862
       6/20/2004                9,532                       9,862
       6/21/2004                9,460                       9,819
       6/22/2004                9,500                       9,842
       6/23/2004                9,652                       9,922
       6/24/2004                9,588                       9,889
       6/25/2004                9,456                       9,821
       6/26/2004                9,456                       9,821
       6/27/2004                9,456                       9,821
       6/28/2004                9,432                       9,807
       6/29/2004                9,532                       9,860
       6/30/2004                9,576                       9,882
        7/1/2004                9,388                       9,788
        7/2/2004                9,288                       9,740
        7/3/2004                9,288                       9,740
        7/4/2004                9,288                       9,740
        7/5/2004                9,288                       9,740
        7/6/2004                9,180                       9,680
        7/7/2004                9,224                       9,704
        7/8/2004                9,096                       9,639
        7/9/2004                9,172                       9,679
       7/10/2004                9,172                       9,679
       7/11/2004                9,172                       9,679
       7/12/2004                9,212                       9,702
       7/13/2004                9,228                       9,711
       7/14/2004                9,156                       9,674
       7/15/2004                9,080                       9,631
       7/16/2004                9,040                       9,612
       7/17/2004                9,040                       9,612
       7/18/2004                9,040                       9,612
       7/19/2004                8,956                       9,569
       7/20/2004                9,052                       9,621
       7/21/2004                8,872                       9,525
       7/22/2004                8,880                       9,529
       7/23/2004                8,720                       9,445
       7/24/2004                8,720                       9,445
       7/25/2004                8,720                       9,445
       7/26/2004                8,720                       9,445
       7/27/2004                8,932                       9,562
       7/28/2004                8,992                       9,592
       7/29/2004                9,016                       9,606
       7/30/2004                9,032                       9,616
       7/31/2004                9,032                       9,616
        8/1/2004                9,032                       9,616
        8/2/2004                9,100                       9,654
        8/3/2004                8,992                       9,598
        8/4/2004                9,008                       9,605
        8/5/2004                8,716                       9,450
        8/6/2004                8,460                       9,311
        8/7/2004                8,460                       9,311
        8/8/2004                8,460                       9,311
        8/9/2004                8,456                       9,311
       8/10/2004                8,676                       9,434
       8/11/2004                8,688                       9,438
       8/12/2004                8,472                       9,321
       8/13/2004                8,496                       9,333
       8/14/2004                8,496                       9,333
       8/15/2004                8,496                       9,333
       8/16/2004                8,712                       9,456
       8/17/2004                8,756                       9,473
       8/18/2004                8,944                       9,585
       8/19/2004                8,864                       9,545
       8/20/2004                8,988                       9,611
       8/21/2004                8,988                       9,611
       8/22/2004                8,988                       9,611
       8/23/2004                8,924                       9,576
       8/24/2004                8,960                       9,601
       8/25/2004                9,116                       9,680
       8/26/2004                9,092                       9,672
       8/27/2004                9,132                       9,692
       8/28/2004                9,132                       9,692
       8/29/2004                9,132                       9,692
       8/30/2004                9,004                       9,623
       8/31/2004                9,068                       9,673
        9/1/2004                9,088                       9,671
        9/2/2004                9,308                       9,787
        9/3/2004                9,252                       9,758
        9/4/2004                9,252                       9,758
        9/5/2004                9,252                       9,758
        9/6/2004                9,252                       9,758
        9/7/2004                9,392                       9,837
        9/8/2004                9,336                       9,809
        9/9/2004                9,292                       9,785
       9/10/2004                9,332                       9,808
       9/11/2004                9,332                       9,808
       9/12/2004                9,332                       9,808
       9/13/2004                9,348                       9,817
       9/14/2004                9,356                       9,821
       9/15/2004                9,192                       9,738
       9/16/2004                9,216                       9,750
       9/17/2004                9,284                       9,788
       9/18/2004                9,284                       9,788
       9/19/2004                9,284                       9,788
       9/20/2004                9,136                       9,713
       9/21/2004                9,208                       9,751
       9/22/2004                8,960                       9,622
       9/23/2004                8,840                       9,556
       9/24/2004                8,852                       9,564
       9/25/2004                8,852                       9,564
       9/26/2004                8,852                       9,564
       9/27/2004                8,748                       9,508
       9/28/2004                8,900                       9,593
       9/29/2004                8,996                       9,649
       9/30/2004                8,896                       9,596
       10/1/2004                9,092                       9,702
       10/2/2004                9,092                       9,702
       10/3/2004                9,092                       9,702
       10/4/2004                9,136                       9,728
       10/5/2004                9,068                       9,691
       10/6/2004                9,184                       9,756
       10/7/2004                8,980                       9,647
       10/8/2004                8,852                       9,580
       10/9/2004                8,852                       9,580
      10/10/2004                8,852                       9,580
      10/11/2004                8,904                       9,605
      10/12/2004                8,892                       9,601
      10/13/2004                8,748                       9,529
      10/14/2004                8,564                       9,427
      10/15/2004                8,620                       9,464
      10/16/2004                8,620                       9,464
      10/17/2004                8,620                       9,464
      10/18/2004                8,660                       9,485
      10/19/2004                8,556                       9,430
      10/20/2004                8,540                       9,421
      10/21/2004                8,508                       9,404
      10/22/2004                8,320                       9,301
      10/23/2004                8,320                       9,301
      10/24/2004                8,320                       9,301
      10/25/2004                8,304                       9,293
      10/26/2004                8,536                       9,425
      10/27/2004                8,736                       9,534
      10/28/2004                8,744                       9,539
      10/29/2004                8,780                       9,561
      10/30/2004                8,780                       9,561
      10/31/2004                8,780                       9,561
       11/1/2004                8,828                       9,586
       11/2/2004                8,788                       9,569
       11/3/2004                8,968                       9,667
       11/4/2004                9,284                       9,840
       11/5/2004                9,416                       9,909
       11/6/2004                9,416                       9,909
       11/7/2004                9,416                       9,909
       11/8/2004                9,428                       9,914
       11/9/2004                9,432                       9,914
      11/10/2004                9,444                       9,919
      11/11/2004                9,596                      10,000
      11/12/2004                9,712                      10,068
      11/13/2004                9,712                      10,068
      11/14/2004                9,712                      10,068
      11/15/2004                9,736                      10,079
      11/16/2004                9,620                      10,019
      11/17/2004                9,748                      10,085
      11/18/2004                9,788                      10,107
      11/19/2004                9,576                       9,996
      11/20/2004                9,576                       9,996
      11/21/2004                9,576                       9,996
      11/22/2004                9,632                      10,027
      11/23/2004                9,636                      10,030
      11/24/2004                9,684                      10,032
      11/25/2004                9,684                      10,057
      11/26/2004                9,684                      10,059
      11/27/2004                9,684                      10,059
      11/28/2004                9,684                      10,059
      11/29/2004                9,600                      10,016
      11/30/2004                9,516                       9,971
       12/1/2004                9,816                      10,129
       12/2/2004                9,804                      10,125
       12/3/2004                9,812                      10,131
       12/4/2004                9,812                      10,131
       12/5/2004                9,812                      10,131
       12/6/2004                9,728                      10,088
       12/7/2004                9,532                       9,986
       12/8/2004                9,632                      10,039
       12/9/2004                9,740                      10,095
      12/10/2004                9,720                      10,086
      12/11/2004                9,720                      10,086
      12/12/2004                9,720                      10,086
      12/13/2004                9,892                      10,178
      12/14/2004                9,968                      10,214
      12/15/2004                9,992                      10,229
      12/16/2004               10,016                      10,243
      12/17/2004                9,912                      10,190
      12/18/2004                9,912                      10,190
      12/19/2004                9,912                      10,190
      12/20/2004                9,928                      10,201
      12/21/2004               10,104                      10,295
      12/22/2004               10,228                      10,355
      12/23/2004               10,248                      10,366
      12/24/2004               10,248                      10,366
      12/25/2004               10,248                      10,366
      12/26/2004               10,248                      10,366
      12/27/2004               10,148                      10,317
      12/28/2004               10,292                      10,392
      12/29/2004               10,240                      10,368
      12/30/2004               10,192                      10,340
      12/31/2004               10,152                      10,324

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                           A-CLASS       C-CLASS       H-CLASS
                                         (09/01/04)     (02/20/04)    (02/20/04)
--------------------------------------------------------------------------------
                                            SINCE         SINCE         SINCE
                                          INCEPTION     INCEPTION     INCEPTION
--------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND                   11.75%         0.88%         1.52%

DOW JONES INDUSTRIAL AVERAGE INDEX          6.73%         3.24%         3.24%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DOW JONES INDUSTRIAL AVERAGE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                       LONG DYNAMIC      DOW JONES INDUSTRIAL
                                        DOW 30 FUND          AVERAGE INDEX

Other                                        8.0%                8.0%
Industrials                                 16.5%               27.8%
Consumer Staples                             8.5%               14.6%
Financials                                   8.5%               14.5%
Information Technology                       6.9%               11.6%
Consumer Discretionary                       5.8%                9.8%
Health Care                                  5.0%                8.3%
Materials                                                        5.4%
Futures Contracts                           66.2%                0.0%
Equity Index Swap Agreements                74.3%                0.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------------
A-Class                              September 1, 2004
C-Class                              February 20, 2004
H-Class                              February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
------------------------------------------------------
United Technologies Corp.                         4.2%
International Business Machines Corp.             4.0%
Caterpillar, Inc.                                 3.9%
3M Co.                                            3.3%
American International Group, Inc.                2.7%
Johnson & Johnson                                 2.6%
Altria Group, Inc.                                2.5%
American Express Co.                              2.3%
Procter & Gamble Co.                              2.2%
Wal-Mart Stores, Inc.                             2.1%
------------------------------------------------------
Top Ten Total                                    29.8%
------------------------------------------------------

"Ten Largest Holdings" excludes any temporary cash investments and equity index products.

                                              See Notes to Financial Statements.


10 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (CONCLUDED)
--------------------------------------------------------------------------------

INVERSE DYNAMIC DOW 30 FUND

OBJECTIVE: To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average Index.

Inception: February 20, 2004

The Dow Jones Industrial Average Index rose 3.24% since February 20, 2004. The Index was in a trading range for most of the year before rising strongly in the fourth quarter. The energy sector, consisting almost entirely of Exxon Mobil, was also an outperformer for the period, while the health care and technology sectors struggled.

McDonald's (31.5%), Exxon Mobil (28%), Eastman Kodak (27.9%) and Johnson & Johnson (25.2%) led the list of gainers. Merck (-27.8%), Intel (-22.3%), Pfizer (-22.3%) and General Motors (-21.5%) were the year's big losers. The Fund's H-Class declined 8.80% for the period beginning February 20, 2004, the Fund's inception, through year-end. For the year ended December 31, 2004, the Fund achieved a daily correlation of over .99 to its benchmark of -200% of the daily performance of the Dow Jones Industrial Average Index. The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish.

(1) 1.00 EQUALS PERFECT CORRELATION. THIS CALCULATION IS BASED ON THE DAILY PRICE RETURN OF AN INDEX.

                          CUMULATIVE FUND PERFORMANCE

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                             INVERSE DYNAMIC         DOW JONES INDUSTRIAL
                           DOW 30 FUND C-CLASS          AVERAGE INDEX
        DATE
       2/20/2004                  10,000                   10,000
       2/21/2004                  10,000                   10,000
       2/22/2004                  10,000                   10,000
       2/23/2004                  10,024                    9,983
       2/24/2004                  10,104                    9,942
       2/25/2004                  10,028                    9,976
       2/26/2004                  10,042                    9,957
       2/27/2004                  10,020                    9,960
       2/28/2004                  10,020                    9,960
       2/29/2004                  10,020                    9,960
        3/1/2004                   9,862                   10,049
        3/2/2004                  10,012                    9,967
        3/3/2004                  10,016                    9,972
        3/4/2004                  10,006                    9,967
        3/5/2004                   9,984                    9,974
        3/6/2004                   9,984                    9,974
        3/7/2004                   9,984                    9,974
        3/8/2004                  10,120                    9,912
        3/9/2004                  10,248                    9,844
       3/10/2004                  10,588                    9,693
       3/11/2004                  10,902                    9,541
       3/12/2004                  10,664                    9,646
       3/13/2004                  10,664                    9,646
       3/14/2004                  10,664                    9,646
       3/15/2004                  10,948                    9,518
       3/16/2004                  10,768                    9,595
       3/17/2004                  10,524                    9,704
       3/18/2004                  10,528                    9,700
       3/19/2004                  10,748                    9,597
       3/20/2004                  10,748                    9,597
       3/21/2004                  10,748                    9,597
       3/22/2004                  10,982                    9,483
       3/23/2004                  10,982                    9,481
       3/24/2004                  11,020                    9,467
       3/25/2004                  10,654                    9,628
       3/26/2004                  10,652                    9,622
       3/27/2004                  10,652                    9,622
       3/28/2004                  10,652                    9,622
       3/29/2004                  10,414                    9,734
       3/30/2004                  10,302                    9,783
       3/31/2004                  10,354                    9,761
        4/1/2004                  10,312                    9,776
        4/2/2004                  10,118                    9,870
        4/3/2004                  10,118                    9,870
        4/4/2004                  10,118                    9,870
        4/5/2004                   9,948                    9,952
        4/6/2004                   9,920                    9,966
        4/7/2004                  10,078                    9,881
        4/8/2004                  10,162                    9,845
        4/9/2004                  10,162                    9,845
       4/10/2004                  10,162                    9,845
       4/11/2004                  10,162                    9,845
       4/12/2004                  10,014                    9,914
       4/13/2004                  10,270                    9,788
       4/14/2004                  10,270                    9,784
       4/15/2004                  10,240                    9,803
       4/16/2004                  10,132                    9,854
       4/17/2004                  10,132                    9,854
       4/18/2004                  10,132                    9,854
       4/19/2004                  10,152                    9,841
       4/20/2004                  10,396                    9,725
       4/21/2004                  10,376                    9,731
       4/22/2004                  10,072                    9,869
       4/23/2004                  10,054                    9,880
       4/24/2004                  10,054                    9,880
       4/25/2004                  10,054                    9,880
       4/26/2004                  10,100                    9,853
       4/27/2004                  10,036                    9,885
       4/28/2004                  10,304                    9,757
       4/29/2004                  10,430                    9,693
       4/30/2004                  10,522                    9,649
        5/1/2004                  10,522                    9,649
        5/2/2004                  10,522                    9,649
        5/3/2004                  10,344                    9,733
        5/4/2004                  10,336                    9,736
        5/5/2004                  10,348                    9,730
        5/6/2004                  10,486                    9,667
        5/7/2004                  10,736                    9,550
        5/8/2004                  10,736                    9,550
        5/9/2004                  10,736                    9,550
       5/10/2004                  11,004                    9,429
       5/11/2004                  10,926                    9,459
       5/12/2004                  10,852                    9,490
       5/13/2004                  10,930                    9,458
       5/14/2004                  10,924                    9,462
       5/15/2004                  10,924                    9,462
       5/16/2004                  10,924                    9,462
       5/17/2004                  11,158                    9,361
       5/18/2004                  11,010                    9,421
       5/19/2004                  11,060                    9,399
       5/20/2004                  11,054                    9,399
       5/21/2004                  10,988                    9,426
       5/22/2004                  10,988                    9,426
       5/23/2004                  10,988                    9,426
       5/24/2004                  11,010                    9,418
       5/25/2004                  10,652                    9,569
       5/26/2004                  10,662                    9,562
       5/27/2004                  10,468                    9,652
       5/28/2004                  10,498                    9,636
       5/29/2004                  10,498                    9,636
       5/30/2004                  10,498                    9,636
       5/31/2004                  10,498                    9,636
        6/1/2004                  10,472                    9,649
        6/2/2004                  10,342                    9,709
        6/3/2004                  10,480                    9,646
        6/4/2004                  10,380                    9,690
        6/5/2004                  10,380                    9,690
        6/6/2004                  10,380                    9,690
        6/7/2004                  10,086                    9,830
        6/8/2004                  10,004                    9,870
        6/9/2004                  10,124                    9,810
       6/10/2004                  10,046                    9,849
       6/11/2004                  10,046                    9,849
       6/12/2004                  10,046                    9,849
       6/13/2004                  10,046                    9,849
       6/14/2004                  10,184                    9,784
       6/15/2004                  10,090                    9,828
       6/16/2004                  10,094                    9,827
       6/17/2004                  10,096                    9,825
       6/18/2004                  10,028                    9,862
       6/19/2004                  10,028                    9,862
       6/20/2004                  10,028                    9,862
       6/21/2004                  10,104                    9,819
       6/22/2004                  10,056                    9,842
       6/23/2004                   9,898                    9,922
       6/24/2004                   9,958                    9,889
       6/25/2004                  10,096                    9,821
       6/26/2004                  10,096                    9,821
       6/27/2004                  10,096                    9,821
       6/28/2004                  10,126                    9,807
       6/29/2004                  10,014                    9,860
       6/30/2004                   9,970                    9,882
        7/1/2004                  10,160                    9,788
        7/2/2004                  10,262                    9,740
        7/3/2004                  10,262                    9,740
        7/4/2004                  10,262                    9,740
        7/5/2004                  10,262                    9,740
        7/6/2004                  10,384                    9,680
        7/7/2004                  10,334                    9,704
        7/8/2004                  10,474                    9,639
        7/9/2004                  10,388                    9,679
       7/10/2004                  10,388                    9,679
       7/11/2004                  10,388                    9,679
       7/12/2004                  10,338                    9,702
       7/13/2004                  10,318                    9,711
       7/14/2004                  10,402                    9,674
       7/15/2004                  10,486                    9,631
       7/16/2004                  10,528                    9,612
       7/17/2004                  10,528                    9,612
       7/18/2004                  10,528                    9,612
       7/19/2004                  10,622                    9,569
       7/20/2004                  10,506                    9,621
       7/21/2004                  10,718                    9,525
       7/22/2004                  10,710                    9,529
       7/23/2004                  10,896                    9,445
       7/24/2004                  10,896                    9,445
       7/25/2004                  10,896                    9,445
       7/26/2004                  10,898                    9,445
       7/27/2004                  10,626                    9,562
       7/28/2004                  10,556                    9,592
       7/29/2004                  10,522                    9,606
       7/30/2004                  10,506                    9,616
       7/31/2004                  10,506                    9,616
        8/1/2004                  10,506                    9,616
        8/2/2004                  10,424                    9,654
        8/3/2004                  10,548                    9,598
        8/4/2004                  10,532                    9,605
        8/5/2004                  10,872                    9,450
        8/6/2004                  11,190                    9,311
        8/7/2004                  11,190                    9,311
        8/8/2004                  11,190                    9,311
        8/9/2004                  11,186                    9,311
       8/10/2004                  10,900                    9,434
       8/11/2004                  10,886                    9,438
       8/12/2004                  11,156                    9,321
       8/13/2004                  11,122                    9,333
       8/14/2004                  11,122                    9,333
       8/15/2004                  11,122                    9,333
       8/16/2004                  10,836                    9,456
       8/17/2004                  10,794                    9,473
       8/18/2004                  10,548                    9,585
       8/19/2004                  10,638                    9,545
       8/20/2004                  10,486                    9,611
       8/21/2004                  10,486                    9,611
       8/22/2004                  10,486                    9,611
       8/23/2004                  10,560                    9,576
       8/24/2004                  10,512                    9,601
       8/25/2004                  10,336                    9,680
       8/26/2004                  10,356                    9,672
       8/27/2004                  10,308                    9,692
       8/28/2004                  10,308                    9,692
       8/29/2004                  10,308                    9,692
       8/30/2004                  10,456                    9,623
       8/31/2004                  10,352                    9,673
        9/1/2004                  10,358                    9,671
        9/2/2004                  10,106                    9,787
        9/3/2004                  10,164                    9,758
        9/4/2004                  10,164                    9,758
        9/5/2004                  10,164                    9,758
        9/6/2004                  10,164                    9,758
        9/7/2004                  10,008                    9,837
        9/8/2004                  10,066                    9,809
        9/9/2004                  10,110                    9,785
       9/10/2004                  10,064                    9,808
       9/11/2004                  10,064                    9,808
       9/12/2004                  10,064                    9,808
       9/13/2004                  10,048                    9,817
       9/14/2004                  10,036                    9,821
       9/15/2004                  10,212                    9,738
       9/16/2004                  10,184                    9,750
       9/17/2004                  10,102                    9,788
       9/18/2004                  10,102                    9,788
       9/19/2004                  10,102                    9,788
       9/20/2004                  10,262                    9,713
       9/21/2004                  10,180                    9,751
       9/22/2004                  10,466                    9,622
       9/23/2004                  10,598                    9,556
       9/24/2004                  10,580                    9,564
       9/25/2004                  10,580                    9,564
       9/26/2004                  10,580                    9,564
       9/27/2004                  10,700                    9,508
       9/28/2004                  10,514                    9,593
       9/29/2004                  10,404                    9,649
       9/30/2004                  10,518                    9,596
       10/1/2004                  10,264                    9,702
       10/2/2004                  10,264                    9,702
       10/3/2004                  10,264                    9,702
       10/4/2004                  10,220                    9,728
       10/5/2004                  10,290                    9,691
       10/6/2004                  10,164                    9,756
       10/7/2004                  10,390                    9,647
       10/8/2004                  10,534                    9,580
       10/9/2004                  10,534                    9,580
      10/10/2004                  10,534                    9,580
      10/11/2004                  10,464                    9,605
      10/12/2004                  10,486                    9,601
      10/13/2004                  10,650                    9,529
      10/14/2004                  10,866                    9,427
      10/15/2004                  10,794                    9,464
      10/16/2004                  10,794                    9,464
      10/17/2004                  10,794                    9,464
      10/18/2004                  10,740                    9,485
      10/19/2004                  10,868                    9,430
      10/20/2004                  10,890                    9,421
      10/21/2004                  10,940                    9,404
      10/22/2004                  11,174                    9,301
      10/23/2004                  11,174                    9,301
      10/24/2004                  11,174                    9,301
      10/25/2004                  11,198                    9,293
      10/26/2004                  10,880                    9,425
      10/27/2004                  10,628                    9,534
      10/28/2004                  10,616                    9,539
      10/29/2004                  10,572                    9,561
      10/30/2004                  10,572                    9,561
      10/31/2004                  10,572                    9,561
       11/1/2004                  10,514                    9,586
       11/2/2004                  10,556                    9,569
       11/3/2004                  10,332                    9,667
       11/4/2004                   9,974                    9,840
       11/5/2004                   9,830                    9,909
       11/6/2004                   9,830                    9,909
       11/7/2004                   9,830                    9,909
       11/8/2004                   9,814                    9,914
       11/9/2004                   9,810                    9,914
      11/10/2004                   9,796                    9,919
      11/11/2004                   9,636                   10,000
      11/12/2004                   9,520                   10,068
      11/13/2004                   9,520                   10,068
      11/14/2004                   9,520                   10,068
      11/15/2004                   9,498                   10,079
      11/16/2004                   9,612                   10,019
      11/17/2004                   9,488                   10,085
      11/18/2004                   9,446                   10,107
      11/19/2004                   9,652                    9,996
      11/20/2004                   9,652                    9,996
      11/21/2004                   9,652                    9,996
      11/22/2004                   9,594                   10,027
      11/23/2004                   9,590                   10,030
      11/24/2004                   9,542                   10,032
      11/25/2004                   9,542                   10,057
      11/26/2004                   9,538                   10,059
      11/27/2004                   9,538                   10,059
      11/28/2004                   9,538                   10,059
      11/29/2004                   9,620                   10,016
      11/30/2004                   9,704                    9,971
       12/1/2004                   9,402                   10,129
       12/2/2004                   9,414                   10,125
       12/3/2004                   9,406                   10,131
       12/4/2004                   9,406                   10,131
       12/5/2004                   9,406                   10,131
       12/6/2004                   9,486                   10,088
       12/7/2004                   9,680                    9,986
       12/8/2004                   9,584                   10,039
       12/9/2004                   9,476                   10,095
      12/10/2004                   9,494                   10,086
      12/11/2004                   9,494                   10,086
      12/12/2004                   9,494                   10,086
      12/13/2004                   9,322                   10,178
      12/14/2004                   9,254                   10,214
      12/15/2004                   9,228                   10,229
      12/16/2004                   9,206                   10,243
      12/17/2004                   9,298                   10,190
      12/18/2004                   9,298                   10,190
      12/19/2004                   9,298                   10,190
      12/20/2004                   9,276                   10,201
      12/21/2004                   9,110                   10,295
      12/22/2004                   9,002                   10,355
      12/23/2004                   8,984                   10,366
      12/24/2004                   8,984                   10,366
      12/25/2004                   8,984                   10,366
      12/26/2004                   8,984                   10,366
      12/27/2004                   9,068                   10,317
      12/28/2004                   8,936                   10,392
      12/29/2004                   8,978                   10,368
      12/30/2004                   9,026                   10,340
      12/31/2004                   9,058                   10,324

                            INVERSE DYNAMIC         DOW JONES INDUSTRIAL
                          DOW 30 FUND H-CLASS           AVERAGE INDEX
         DATE
       2/20/2004                  10,000                   10,000
       2/21/2004                  10,000                   10,000
       2/22/2004                  10,000                   10,000
       2/23/2004                  10,024                    9,983
       2/24/2004                  10,102                    9,942
       2/25/2004                  10,026                    9,976
       2/26/2004                  10,044                    9,957
       2/27/2004                  10,022                    9,960
       2/28/2004                  10,022                    9,960
       2/29/2004                  10,022                    9,960
        3/1/2004                   9,862                   10,049
        3/2/2004                  10,012                    9,967
        3/3/2004                  10,018                    9,972
        3/4/2004                  10,006                    9,967
        3/5/2004                   9,984                    9,974
        3/6/2004                   9,984                    9,974
        3/7/2004                   9,984                    9,974
        3/8/2004                  10,120                    9,912
        3/9/2004                  10,250                    9,844
       3/10/2004                  10,586                    9,693
       3/11/2004                  10,900                    9,541
       3/12/2004                  10,662                    9,646
       3/13/2004                  10,662                    9,646
       3/14/2004                  10,662                    9,646
       3/15/2004                  10,948                    9,518
       3/16/2004                  10,768                    9,595
       3/17/2004                  10,524                    9,704
       3/18/2004                  10,528                    9,700
       3/19/2004                  10,752                    9,597
       3/20/2004                  10,752                    9,597
       3/21/2004                  10,752                    9,597
       3/22/2004                  10,986                    9,483
       3/23/2004                  10,986                    9,481
       3/24/2004                  11,024                    9,467
       3/25/2004                  10,658                    9,628
       3/26/2004                  10,656                    9,622
       3/27/2004                  10,656                    9,622
       3/28/2004                  10,656                    9,622
       3/29/2004                  10,418                    9,734
       3/30/2004                  10,308                    9,783
       3/31/2004                  10,358                    9,761
        4/1/2004                  10,316                    9,776
        4/2/2004                  10,122                    9,870
        4/3/2004                  10,122                    9,870
        4/4/2004                  10,122                    9,870
        4/5/2004                   9,954                    9,952
        4/6/2004                   9,926                    9,966
        4/7/2004                  10,084                    9,881
        4/8/2004                  10,170                    9,845
        4/9/2004                  10,170                    9,845
       4/10/2004                  10,170                    9,845
       4/11/2004                  10,170                    9,845
       4/12/2004                  10,022                    9,914
       4/13/2004                  10,278                    9,788
       4/14/2004                  10,278                    9,784
       4/15/2004                  10,248                    9,803
       4/16/2004                  10,140                    9,854
       4/17/2004                  10,140                    9,854
       4/18/2004                  10,140                    9,854
       4/19/2004                  10,160                    9,841
       4/20/2004                  10,406                    9,725
       4/21/2004                  10,384                    9,731
       4/22/2004                  10,082                    9,869
       4/23/2004                  10,064                    9,880
       4/24/2004                  10,064                    9,880
       4/25/2004                  10,064                    9,880
       4/26/2004                  10,110                    9,853
       4/27/2004                  10,046                    9,885
       4/28/2004                  10,316                    9,757
       4/29/2004                  10,442                    9,693
       4/30/2004                  10,536                    9,649
        5/1/2004                  10,536                    9,649
        5/2/2004                  10,536                    9,649
        5/3/2004                  10,356                    9,733
        5/4/2004                  10,350                    9,736
        5/5/2004                  10,362                    9,730
        5/6/2004                  10,500                    9,667
        5/7/2004                  10,752                    9,550
        5/8/2004                  10,752                    9,550
        5/9/2004                  10,752                    9,550
       5/10/2004                  11,020                    9,429
       5/11/2004                  10,942                    9,459
       5/12/2004                  10,868                    9,490
       5/13/2004                  10,948                    9,458
       5/14/2004                  10,942                    9,462
       5/15/2004                  10,942                    9,462
       5/16/2004                  10,942                    9,462
       5/17/2004                  11,178                    9,361
       5/18/2004                  11,028                    9,421
       5/19/2004                  11,080                    9,399
       5/20/2004                  11,074                    9,399
       5/21/2004                  11,008                    9,426
       5/22/2004                  11,008                    9,426
       5/23/2004                  11,008                    9,426
       5/24/2004                  11,030                    9,418
       5/25/2004                  10,672                    9,569
       5/26/2004                  10,684                    9,562
       5/27/2004                  10,488                    9,652
       5/28/2004                  10,520                    9,636
       5/29/2004                  10,520                    9,636
       5/30/2004                  10,520                    9,636
       5/31/2004                  10,520                    9,636
        6/1/2004                  10,494                    9,649
        6/2/2004                  10,364                    9,709
        6/3/2004                  10,502                    9,646
        6/4/2004                  10,402                    9,690
        6/5/2004                  10,402                    9,690
        6/6/2004                  10,402                    9,690
        6/7/2004                  10,108                    9,830
        6/8/2004                  10,024                    9,870
        6/9/2004                  10,146                    9,810
       6/10/2004                  10,070                    9,849
       6/11/2004                  10,070                    9,849
       6/12/2004                  10,070                    9,849
       6/13/2004                  10,070                    9,849
       6/14/2004                  10,208                    9,784
       6/15/2004                  10,114                    9,828
       6/16/2004                  10,116                    9,827
       6/17/2004                  10,120                    9,825
       6/18/2004                  10,052                    9,862
       6/19/2004                  10,052                    9,862
       6/20/2004                  10,052                    9,862
       6/21/2004                  10,130                    9,819
       6/22/2004                  10,082                    9,842
       6/23/2004                   9,924                    9,922
       6/24/2004                   9,984                    9,889
       6/25/2004                  10,124                    9,821
       6/26/2004                  10,124                    9,821
       6/27/2004                  10,124                    9,821
       6/28/2004                  10,152                    9,807
       6/29/2004                  10,042                    9,860
       6/30/2004                   9,998                    9,882
        7/1/2004                  10,190                    9,788
        7/2/2004                  10,292                    9,740
        7/3/2004                  10,292                    9,740
        7/4/2004                  10,292                    9,740
        7/5/2004                  10,292                    9,740
        7/6/2004                  10,416                    9,680
        7/7/2004                  10,364                    9,704
        7/8/2004                  10,506                    9,639
        7/9/2004                  10,420                    9,679
       7/10/2004                  10,420                    9,679
       7/11/2004                  10,420                    9,679
       7/12/2004                  10,370                    9,702
       7/13/2004                  10,352                    9,711
       7/14/2004                  10,434                    9,674
       7/15/2004                  10,518                    9,631
       7/16/2004                  10,564                    9,612
       7/17/2004                  10,564                    9,612
       7/18/2004                  10,564                    9,612
       7/19/2004                  10,656                    9,569
       7/20/2004                  10,540                    9,621
       7/21/2004                  10,752                    9,525
       7/22/2004                  10,746                    9,529
       7/23/2004                  10,934                    9,445
       7/24/2004                  10,934                    9,445
       7/25/2004                  10,934                    9,445
       7/26/2004                  10,934                    9,445
       7/27/2004                  10,662                    9,562
       7/28/2004                  10,592                    9,592
       7/29/2004                  10,560                    9,606
       7/30/2004                  10,542                    9,616
       7/31/2004                  10,542                    9,616
        8/1/2004                  10,542                    9,616
        8/2/2004                  10,460                    9,654
        8/3/2004                  10,584                    9,598
        8/4/2004                  10,568                    9,605
        8/5/2004                  10,910                    9,450
        8/6/2004                  11,230                    9,311
        8/7/2004                  11,230                    9,311
        8/8/2004                  11,230                    9,311
        8/9/2004                  11,226                    9,311
       8/10/2004                  10,940                    9,434
       8/11/2004                  10,926                    9,438
       8/12/2004                  11,196                    9,321
       8/13/2004                  11,164                    9,333
       8/14/2004                  11,164                    9,333
       8/15/2004                  11,164                    9,333
       8/16/2004                  10,878                    9,456
       8/17/2004                  10,836                    9,473
       8/18/2004                  10,590                    9,585
       8/19/2004                  10,680                    9,545
       8/20/2004                  10,528                    9,611
       8/21/2004                  10,528                    9,611
       8/22/2004                  10,528                    9,611
       8/23/2004                  10,602                    9,576
       8/24/2004                  10,554                    9,601
       8/25/2004                  10,378                    9,680
       8/26/2004                  10,398                    9,672
       8/27/2004                  10,352                    9,692
       8/28/2004                  10,352                    9,692
       8/29/2004                  10,352                    9,692
       8/30/2004                  10,500                    9,623
       8/31/2004                  10,396                    9,673
        9/1/2004                  10,400                    9,671
        9/2/2004                  10,148                    9,787
        9/3/2004                  10,208                    9,758
        9/4/2004                  10,208                    9,758
        9/5/2004                  10,208                    9,758
        9/6/2004                  10,208                    9,758
        9/7/2004                  10,050                    9,837
        9/8/2004                  10,110                    9,809
        9/9/2004                  10,152                    9,785
       9/10/2004                  10,108                    9,808
       9/11/2004                  10,108                    9,808
       9/12/2004                  10,108                    9,808
       9/13/2004                  10,092                    9,817
       9/14/2004                  10,080                    9,821
       9/15/2004                  10,258                    9,738
       9/16/2004                  10,230                    9,750
       9/17/2004                  10,146                    9,788
       9/18/2004                  10,146                    9,788
       9/19/2004                  10,146                    9,788
       9/20/2004                  10,308                    9,713
       9/21/2004                  10,224                    9,751
       9/22/2004                  10,514                    9,622
       9/23/2004                  10,646                    9,556
       9/24/2004                  10,630                    9,564
       9/25/2004                  10,630                    9,564
       9/26/2004                  10,630                    9,564
       9/27/2004                  10,750                    9,508
       9/28/2004                  10,564                    9,593
       9/29/2004                  10,454                    9,649
       9/30/2004                  10,570                    9,596
       10/1/2004                  10,314                    9,702
       10/2/2004                  10,314                    9,702
       10/3/2004                  10,314                    9,702
       10/4/2004                  10,270                    9,728
       10/5/2004                  10,342                    9,691
       10/6/2004                  10,214                    9,756
       10/7/2004                  10,442                    9,647
       10/8/2004                  10,588                    9,580
       10/9/2004                  10,588                    9,580
      10/10/2004                  10,588                    9,580
      10/11/2004                  10,516                    9,605
      10/12/2004                  10,540                    9,601
      10/13/2004                  10,706                    9,529
      10/14/2004                  10,924                    9,427
      10/15/2004                  10,850                    9,464
      10/16/2004                  10,850                    9,464
      10/17/2004                  10,850                    9,464
      10/18/2004                  10,796                    9,485
      10/19/2004                  10,926                    9,430
      10/20/2004                  10,948                    9,421
      10/21/2004                  10,998                    9,404
      10/22/2004                  11,234                    9,301
      10/23/2004                  11,234                    9,301
      10/24/2004                  11,234                    9,301
      10/25/2004                  11,260                    9,293
      10/26/2004                  10,940                    9,425
      10/27/2004                  10,686                    9,534
      10/28/2004                  10,674                    9,539
      10/29/2004                  10,632                    9,561
      10/30/2004                  10,632                    9,561
      10/31/2004                  10,632                    9,561
       11/1/2004                  10,572                    9,586
       11/2/2004                  10,616                    9,569
       11/3/2004                  10,390                    9,667
       11/4/2004                  10,028                    9,840
       11/5/2004                   9,886                    9,909
       11/6/2004                   9,886                    9,909
       11/7/2004                   9,886                    9,909
       11/8/2004                   9,870                    9,914
       11/9/2004                   9,866                    9,914
      11/10/2004                   9,854                    9,919
      11/11/2004                   9,692                   10,000
      11/12/2004                   9,576                   10,068
      11/13/2004                   9,576                   10,068
      11/14/2004                   9,576                   10,068
      11/15/2004                   9,554                   10,079
      11/16/2004                   9,670                   10,019
      11/17/2004                   9,544                   10,085
      11/18/2004                   9,502                   10,107
      11/19/2004                   9,710                    9,996
      11/20/2004                   9,710                    9,996
      11/21/2004                   9,710                    9,996
      11/22/2004                   9,654                   10,027
      11/23/2004                   9,648                   10,030
      11/24/2004                   9,598                   10,032
      11/25/2004                   9,598                   10,057
      11/26/2004                   9,596                   10,059
      11/27/2004                   9,596                   10,059
      11/28/2004                   9,596                   10,059
      11/29/2004                   9,680                   10,016
      11/30/2004                   9,762                    9,971
       12/1/2004                   9,460                   10,129
       12/2/2004                   9,472                   10,125
       12/3/2004                   9,464                   10,131
       12/4/2004                   9,464                   10,131
       12/5/2004                   9,464                   10,131
       12/6/2004                   9,544                   10,088
       12/7/2004                   9,736                    9,986
       12/8/2004                   9,640                   10,039
       12/9/2004                   9,534                   10,095
      12/10/2004                   9,552                   10,086
      12/11/2004                   9,552                   10,086
      12/12/2004                   9,552                   10,086
      12/13/2004                   9,380                   10,178
      12/14/2004                   9,310                   10,214
      12/15/2004                   9,286                   10,229
      12/16/2004                   9,264                   10,243
      12/17/2004                   9,356                   10,190
      12/18/2004                   9,356                   10,190
      12/19/2004                   9,356                   10,190
      12/20/2004                   9,336                   10,201
      12/21/2004                   9,168                   10,295
      12/22/2004                   9,058                   10,355
      12/23/2004                   9,040                   10,366
      12/24/2004                   9,040                   10,366
      12/25/2004                   9,040                   10,366
      12/26/2004                   9,040                   10,366
      12/27/2004                   9,126                   10,317
      12/28/2004                   8,994                   10,392
      12/29/2004                   9,038                   10,368
      12/30/2004                   9,086                   10,340
      12/31/2004                   9,120                   10,324

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04
--------------------------------------------------------------------------------
                                          A-CLASS        C-CLASS       H-CLASS
                                         (09/01/04)     (02/20/04)    (02/20/04)
--------------------------------------------------------------------------------
                                           SINCE          SINCE         SINCE
                                         INCEPTION      INCEPTION     INCEPTION
--------------------------------------------------------------------------------
INVERSE DYNAMIC DOW 30 FUND               -12.30%         -9.42%        -8.80%

DOW JONES INDUSTRIAL AVERAGE INDEX          6.73%          3.24%         3.24%
--------------------------------------------------------------------------------

THE RETURNS PRESENTED ABOVE DO NOT REFLECT THE EFFECTS OF TAXES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE DOW JONES INDUSTRIAL AVERAGE INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS. THE GRAPH IS BASED ON C-CLASS SHARES AND H-CLASS SHARES ONLY; PERFORMANCE FOR A-CLASS SHARES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES.

          HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                      INVERSE DYNAMIC     DOW JONES INDUSTRIAL
                                        DOW 30 FUND          AVERAGE INDEX
Other                                                             8.0%
Industrials                                                      27.8%
Consumer Staples                                                 14.6%
Financials                                                       14.5%
Information Technology                                           11.6%
Consumer Discretionary                                            9.8%
Health Care                                                       8.3%
Materials                                                         5.4%
Futures Contracts                          -29.1%                 0.0%
Equity Index Swap Agreements              -167.6%                 0.0%


"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
------------------------------------------------------
A-Class                              September 1, 2004
C-Class                              February 20, 2004
H-Class                              February 20, 2004

The fund invests principally in leveraged derivative instruments, such as equity index swap agreements, futures contracts, and options on securities, futures contracts and stock indices.

See Notes to Financial Statements.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 11

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Each of the six funds included in the Trust are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Titan 500 Fund would act as a feeder, holding shares of the Titan 500 Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The Feeder Fund is the sole shareholder of the Master Portfolio and is the only part of the master-feeder relationship in which shareholders can invest. As a shareholder of a Feeder Fund, you have indirect ownership of the investments of the corresponding Master Portfolio. Therefore, the Schedules of Investments of the masters are provided here to illustrate securities in which the masters invest and, indirectly, what the feeders hold. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


12 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 71.5%

FINANCIALS 14.8%
  BANKS 4.3%
  Bank of America Corp.                              110,360   $     5,185,816
  Wells Fargo & Co.                                   46,230         2,873,194
  Wachovia Corp.+                                     43,825         2,305,195
  U.S. Bancorp                                        51,010         1,597,633
  SunTrust Banks, Inc.                                10,135           748,774
  Fifth Third Bancorp+                                15,337           725,133
  National City Corp.                                 18,510           695,050
  BB&T Corp.+                                         15,090           634,534
  Regions Financial Corp.+                            12,700           451,993
  PNC Financial Services Group, Inc.+                  7,720           443,437
  KeyCorp                                             11,110           376,629
  North Fork Bancorporation, Inc.+                    12,865           371,155
  M&T Bank Corp.                                       3,170           341,853
  Comerica, Inc.+                                      4,660           284,353
  Marshall & Ilsley Corp.                              6,100           269,620
  AmSouth Bancorp+                                     9,705           251,360
  Synovus Financial Corp.                              8,460           241,787
  Zions Bancorporation                                 2,450           166,674
  Compass Bancshares, Inc.                             3,350           163,045
  Huntington Bancshares, Inc.+                         6,308           156,312
  First Horizon National Corp.+                        3,360           144,850
                                                               ---------------
TOTAL BANKS                                                         18,428,397
                                                               ---------------
  INSURANCE 3.1%
  American International Group, Inc.+                 71,165         4,673,406
  Allstate Corp.                                      18,750           969,750
  MetLife, Inc.                                       20,340           823,973
  Prudential Financial, Inc.                          14,020           770,539
  St. Paul Travelers Cos., Inc.                       18,290           678,010
  Hartford Financial Services
    Group, Inc.+                                       8,025           556,213
  AFLAC, Inc.                                         13,820           550,589
  Marsh & McLennan Cos., Inc.                         14,400           473,760
  Progressive Corp.                                    5,470           464,075
  Chubb Corp.+                                         5,230           402,187
  Loews Corp.                                          5,075           356,772
  ACE Ltd.                                             7,760           331,740
  XL Capital Ltd.                                      3,790           294,293
  Ambac Financial Group, Inc.+                         2,970           243,926
  MBIA, Inc.                                           3,845           243,312
  Lincoln National Corp.+                              4,770           222,664
  Aon Corp.                                            8,655           206,508
  Cincinnati Financial Corp.                           4,595           203,375
  Jefferson-Pilot Corp.                                3,730           193,811
  SAFECO Corp.+                                        3,470           181,273

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  Torchmark Corp.                                      2,950   $       168,563
  UnumProvident Corp.+                                 8,100           145,314
                                                               ---------------
TOTAL INSURANCE                                                     13,154,053
                                                               ---------------
  DIVERSIFIED FINANCIALS 2.7%
  Citigroup, Inc.                                    141,801         6,831,972
  J.P. Morgan Chase & Co.                             97,336         3,797,077
  Moody's Corp.+                                       4,040           350,874
  Principal Financial Group, Inc.                      8,390           343,487
  CIT Group, Inc.                                      5,740           263,007
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                        11,586,417
                                                               ---------------
  CAPITAL MARKETS 2.0%
  Morgan Stanley                                      29,910         1,660,603
  Merrill Lynch & Co., Inc.+                          25,450         1,521,146
  Goldman Sachs Group, Inc.+                          13,235         1,376,969
  Bank of New York Co., Inc.                          21,235           709,674
  Lehman Brothers Holdings, Inc.                       7,360           643,853
  Franklin Resources, Inc.+                            6,810           474,317
  State Street Corp.+                                  9,115           447,729
  Charles Schwab Corp.+                               36,800           440,128
  Mellon Financial Corp.                              11,575           360,098
  Northern Trust Corp.+                                5,990           290,994
  Bear Stearns Cos., Inc.+                             2,820           288,514
  T. Rowe Price Group, Inc.                            3,500           217,700
  E*Trade Financial Corp.*+                           10,160           151,892
  Janus Capital Group, Inc.                            6,465           108,677
  Federated Investors, Inc. - Class B                  2,940            89,376
                                                               ---------------
TOTAL CAPITAL MARKETS                                                8,781,670
                                                               ---------------
  THRIFTS & MORTGAGE FINANCE 1.3%
  Fannie Mae+                                         26,450         1,883,505
  Freddie Mac                                         18,845         1,388,877
  Washington Mutual, Inc.                             23,850         1,008,378
  Countrywide Financial Corp.                         15,860           586,979
  Golden West Financial Corp.                          8,370           514,085
  Sovereign Bancorp, Inc.                              9,435           212,759
  MGIC Investment Corp.+                               2,640           181,922
                                                               ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     5,776,505
                                                               ---------------
  CONSUMER FINANCE 1.0%
  American Express Co.                                34,290         1,932,927
  MBNA Corp.                                          34,910           984,113
  SLM Corp.+                                          11,740           626,799
  Capital One Financial Corp.+                         6,630           558,312
  Providian Financial Corp.*+                          8,015           132,007
                                                               ---------------
TOTAL CONSUMER FINANCE                                               4,234,158
                                                               ---------------
  REAL ESTATE 0.4%
  Simon Property Group, Inc.+                          6,040           390,607
  Equity Office Properties Trust                      11,020           320,903


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  Equity Residential                                   7,730   $       279,671
  ProLogis                                             5,025           217,733
  Archstone-Smith Trust+                               5,350           204,905
  Plum Creek Timber (REIT) Co., Inc.                   5,025           193,161
  Apartment Investment &
    Management Co. -- Class A                          2,595           100,011
                                                               ---------------
TOTAL REAL ESTATE                                                    1,706,991
                                                               ---------------
TOTAL FINANCIALS                                                    63,668,191
                                                               ---------------
INFORMATION TECHNOLOGY 11.5%
  SOFTWARE 3.1%
  Microsoft Corp.                                    297,040         7,933,938
  Oracle Corp.*                                      140,120         1,922,446
  Electronic Arts, Inc.*+                              8,340           514,411
  Computer Associates
    International, Inc.+                              16,005           497,115
  Symantec Corp.*+                                    17,330           446,421
  Adobe Systems, Inc.                                  6,520           409,065
  Veritas Software Corp.*                             11,530           329,181
  Autodesk, Inc.                                       6,270           237,946
  Intuit, Inc.*+                                       5,125           225,551
  Siebel Systems, Inc.*                               13,880           145,740
  Citrix Systems, Inc.*+                               4,630           113,574
  BMC Software, Inc.*                                  6,060           112,716
  Mercury Interactive Corp.*+                          2,310           105,221
  Novell, Inc.*+                                      10,270            69,323
  Compuware Corp.*                                    10,580            68,453
  Parametric Technology Corp.*+                        7,350            43,292
                                                               ---------------
TOTAL SOFTWARE                                                      13,174,393
                                                               ---------------
  COMPUTERS & PERIPHERALS 2.8%
  International Business
    Machines Corp.                                    45,480         4,483,418
  Dell, Inc.*+                                        67,881         2,860,505
  Hewlett-Packard Co.                                 82,510         1,730,235
  EMC Corp./MA*                                       65,470           973,539
  Apple Computer, Inc.*                               10,990           707,756
  Sun Microsystems, Inc.*+                            91,891           494,374
  Network Appliance, Inc.*+                            9,800           325,556
  Lexmark International, Inc.*                         3,530           300,050
  NCR Corp.*+                                          2,550           176,536
  QLogic Corp.*+                                       2,530            92,927
  Gateway, Inc.*+                                     10,215            61,392
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                       12,206,288
                                                               ---------------
  SEMICONDUCTOR & SEMICONDUCTOR
    EQUIPMENT 2.2%
  Intel Corp.                                        172,760         4,040,856
  Texas Instruments, Inc.+                            47,211         1,162,335
  Applied Materials, Inc.*+                           46,400           793,440
  Analog Devices, Inc.                                10,275           379,353

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  Maxim Integrated Products, Inc.+                     8,890   $       376,847
  Linear Technology Corp.+                             8,390           325,196
  Broadcom Corp. -- Class A*+                          8,990           290,197
  Xilinx, Inc.+                                        9,520           282,268
  KLA-Tencor Corp.*                                    5,340           248,737
  Advanced Micro Devices, Inc.*+                      10,540           232,091
  Altera Corp.*+                                      10,173           210,581
  Micron Technology, Inc.*+                           16,735           206,677
  Freescale Semiconductor,
    Inc. -- Class B*                                  10,650           195,534
  National Semiconductor Corp.                         9,790           175,731
  Nvidia Corp.*                                        4,540           106,962
  Novellus Systems, Inc.*+                             3,820           106,540
  Teradyne, Inc.*+                                     5,310            90,642
  LSI Logic Corp.*+                                   10,520            57,650
  PMC - Sierra, Inc.*                                  4,870            54,788
  Applied Micro Circuits Corp.*                        8,420            35,448
                                                               ---------------
TOTAL SEMICONDUCTOR &
  SEMICONDUCTOR EQUIPMENT                                            9,371,873
                                                               ---------------
  COMMUNICATIONS EQUIPMENT 1.9%
  Cisco Systems, Inc.*+                              179,910         3,472,263
  Qualcomm, Inc.                                      44,780         1,898,672
  Motorola, Inc.+                                     66,509         1,143,955
  Lucent Technologies, Inc.*+                        120,786           454,155
  Corning, Inc.*+                                     38,310           450,909
  Avaya, Inc.*+                                       12,510           215,172
  Scientific-Atlanta, Inc.+                            4,190           138,312
  Comverse Technology, Inc.*+                          5,405           132,152
  JDS Uniphase Corp.*+                                39,450           125,056
  Tellabs, Inc.*+                                     12,620           108,406
  Andrew Corp.*                                        4,392            59,863
  ADC Telecommunications, Inc.*                       22,100            59,228
  CIENA Corp.*                                        15,620            52,171
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                       8,310,314
                                                               ---------------
  IT CONSULTING & SERVICES 0.8%
  First Data Corp.                                    22,670           964,382
  Automatic Data Processing, Inc.                     15,920           706,052
  Paychex, Inc.+                                      10,330           352,046
  Electronic Data Systems Corp.                       14,040           324,324
  Computer Sciences Corp.*+                            5,170           291,433
  SunGard Data Systems, Inc.*+                         7,890           223,524
  Fiserv, Inc.*+                                       5,340           214,615
  Affiliated Computer Services,
    Inc. -- Class A*+                                  3,510           211,267
  Unisys Corp.*                                        9,180            93,452
  Sabre Holdings Corp.+                                3,700            81,992
  Convergys Corp.*                                     3,870            58,011
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                       3,521,098
                                                               ---------------

                                              See Notes to Financial Statements.


14 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  INTERNET SOFTWARE & SERVICES 0.3%
  Yahoo!, Inc.*+                                      37,560   $     1,415,261
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                   1,415,261
                                                               ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Agilent Technologies, Inc.*                         13,270           319,807
  Molex, Inc.                                          5,150           154,500
  Solectron Corp.*+                                   26,535           141,431
  Jabil Circuit, Inc.*+                                5,510           140,946
  Sanmina-SCI Corp.*                                  14,240           120,613
  Symbol Technologies, Inc.+                           6,570           113,661
  Tektronix, Inc.                                      2,460            74,317
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             1,065,275
                                                               ---------------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp.*+                                       26,050           443,111
                                                               ---------------
TOTAL OFFICE ELECTRONICS                                               443,111
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                        49,507,613
                                                               ---------------
HEALTH CARE 9.1%
  PHARMACEUTICALS 4.9%
  Pfizer, Inc.                                       205,760         5,532,886
  Johnson & Johnson, Inc.+                            81,090         5,142,728
  Abbott Laboratories                                 42,550         1,984,958
  Merck & Co., Inc.                                   60,595         1,947,523
  Eli Lilly & Co.                                     30,920         1,754,710
  Wyeth                                               36,450         1,552,406
  Bristol-Myers Squibb Co.+                           53,159         1,361,934
  Schering-Plough Corp.+                              40,240           840,211
  Forest Laboratories, Inc.*+                         10,070           451,740
  Allergan, Inc.+                                      3,590           291,041
  Mylan Laboratories, Inc.+                            7,350           129,948
  Watson Pharmaceuticals, Inc.*+                       2,990            98,102
  King Pharmaceuticals, Inc.*+                         6,605            81,902
                                                               ---------------
TOTAL PHARMACEUTICALS                                               21,170,089
                                                               ---------------
  HEALTH CARE PROVIDERS & SERVICES 1.6%
  UnitedHealth Group, Inc.+                           17,860         1,572,216
  WellPoint, Inc.*                                     8,065           927,475
  Cardinal Health, Inc.                               11,810           686,751
  Aetna, Inc.                                          4,035           503,366
  Caremark Rx, Inc.*+                                 12,420           489,721
  HCA, Inc.                                           11,515           460,139
  Medco Health Solutions, Inc.*+                       7,455           310,128
  CIGNA Corp.                                          3,670           299,362
  Quest Diagnostics, Inc.+                             2,770           264,673
  McKesson Corp.+                                      8,030           252,624
  Laboratory Corporation of
    America Holdings*+                                 3,780           188,320
  AmerisourceBergen Corp.+                             2,870           168,412

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  Express Scripts, Inc.*+                              2,080   $       158,995
  Health Management Associates,
    Inc. -- Class A+                                   6,655           151,202
  IMS Health, Inc.                                     6,340           147,151
  Tenet Healthcare Corp.*+                            12,750           139,995
  Humana, Inc.*+                                       4,360           129,448
  Manor Care, Inc.                                     2,360            83,615
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               6,933,593
                                                               ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
  Medtronic, Inc.                                     33,030         1,640,600
  Boston Scientific Corp.*                            23,070           820,138
  Guidant Corp.                                        8,700           627,270
  Baxter International, Inc.                          16,840           581,654
  Zimmer Holdings, Inc.*+                              6,700           536,804
  Stryker Corp.                                       10,980           529,785
  St. Jude Medical, Inc.*                              9,770           409,656
  Becton, Dickinson & Co.                              6,920           393,056
  Biomet, Inc.                                         6,920           300,259
  Fisher Scientific International, Inc.*+              3,200           199,616
  C.R. Bard, Inc.                                      2,860           182,983
  Waters Corp.*+                                       3,300           154,407
  Hospira, Inc.*                                       4,260           142,710
  Thermo Electron Corp.*                               4,370           131,930
  Bausch & Lomb, Inc.+                                 1,460            94,112
  PerkinElmer, Inc.                                    3,505            78,827
  Millipore Corp.*                                     1,360            67,742
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               6,891,549
                                                               ---------------
  BIOTECHNOLOGY 1.0%
  Amgen, Inc.*+                                       34,703         2,226,197
  Biogen Idec, Inc.*+                                  9,107           606,617
  Gilead Sciences, Inc.*+                             11,829           413,897
  Genzyme Corp.*+                                      6,770           393,134
  Medimmune, Inc.*+                                    6,800           184,348
  Chiron Corp.*                                        5,100           169,983
  Applera Corp. - Applied
    Biosystems Group                                   5,365           112,182
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                  4,106,358
                                                               ---------------
TOTAL HEALTH CARE                                                   39,101,589
                                                               ---------------
CONSUMER DISCRETIONARY 8.5%
  MEDIA 2.8%
  Time Warner, Inc.*+                                125,149         2,432,897
  Comcast Corp. -- Class A*+                          60,650         2,018,432
  Viacom, Inc. -- Class B                             46,590         1,695,410
  Walt Disney Co.+                                    55,835         1,552,213
  News Corp. -- Class A                               71,390         1,332,137
  Gannett Co., Inc.                                    6,970           569,449


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  Clear Channel
    Communications, Inc.+                             15,670   $       524,788
  McGraw-Hill Cos., Inc.                               5,190           475,093
  Omnicom Group+                                       5,090           429,189
  Tribune Co.                                          8,680           365,775
  Univision Communications,
    Inc. -- Class A*+                                  8,830           258,454
  New York Times Co. -- Class A+                       3,960           161,568
  Interpublic Group of Cos., Inc.*+                   11,550           154,770
  Knight-Ridder, Inc.                                  2,100           140,574
  Dow Jones & Co., Inc.                                2,240            96,454
  Meredith Corp.                                       1,370            74,254
                                                               ---------------
TOTAL MEDIA                                                         12,281,457
                                                               ---------------
  SPECIALTY RETAIL 1.7%
  Home Depot, Inc.                                    60,000         2,564,400
  Lowe's Cos., Inc.+                                  21,110         1,215,725
  Best Buy Co., Inc.                                   8,860           526,461
  The Gap, Inc.+                                      23,955           505,930
  Staples, Inc.+                                      13,600           458,456
  TJX Cos., Inc.+                                     13,170           330,962
  Bed Bath & Beyond, Inc.*+                            8,220           327,403
  Limited Brands, Inc.+                               11,100           255,522
  AutoZone, Inc.*+                                     2,185           199,512
  Sherwin-Williams Co.                                 3,865           172,495
  Office Depot, Inc.*+                                 8,540           148,254
  RadioShack Corp.+                                    4,330           142,370
  AutoNation, Inc.*+                                   7,230           138,888
  Tiffany & Co.+                                       3,980           127,241
  Toys `R' Us, Inc.*+                                  5,885           120,466
  Circuit City Stores, Inc.                            5,345            83,596
  OfficeMax, Inc.+                                     2,550            80,019
                                                               ---------------
TOTAL SPECIALTY RETAIL                                               7,397,700
                                                               ---------------
  HOTELS, RESTAURANTS & LEISURE 1.1%
  McDonald's Corp.                                    34,350         1,101,261
  Carnival Corp.+                                     17,305           997,287
  Starbucks Corp.*+                                   10,930           681,595
  Marriott International, Inc. --
    Class A                                            6,110           384,808
  Yum! Brands, Inc.+                                   8,000           377,440
  Starwood Hotels &
    Resorts Worldwide, Inc.+                           5,660           330,544
  International Game Technology, Inc.                  9,420           323,859
  Hilton Hotels Corp.                                 10,550           239,907
  Harrah's Entertainment, Inc.+                        3,060           204,683
  Wendy's International, Inc.                          3,110           122,099
  Darden Restaurants, Inc.                             4,300           119,282
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                  4,882,765
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  MULTILINE RETAIL 0.8%
  Target Corp.                                        24,470   $     1,270,727
  Kohl's Corp.*+                                       9,370           460,723
  JC Penney Holding Co., Inc.+                         7,800           322,920
  Sears Roebuck and Co.+                               5,650           288,319
  Federated Department Stores, Inc.                    4,620           266,990
  May Department Stores Co.+                           7,985           234,759
  Dollar General Corp.                                 8,950           185,891
  Nordstrom, Inc.                                      3,830           178,976
  Family Dollar Stores, Inc.+                          4,585           143,190
  Dillard's, Inc./AR -- Class A+                       2,240            60,189
  Big Lots, Inc.*+                                     3,080            37,360
                                                               ---------------
TOTAL MULTILINE RETAIL                                               3,450,044
                                                               ---------------
  INTERNET & CATALOG RETAIL 0.5%
  eBay, Inc.*+                                        18,110         2,105,831
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                      2,105,831
                                                               ---------------
  AUTOMOBILES 0.4%
  Ford Motor Co.+                                     49,995           731,927
  General Motors Corp.+                               15,430           618,126
  Harley-Davidson, Inc.+                               8,035           488,126
                                                               ---------------
TOTAL AUTOMOBILES                                                    1,838,179
                                                               ---------------
  HOUSEHOLD DURABLES 0.4%
  Fortune Brands, Inc.                                 3,940           304,089
  Pulte Homes, Inc.+                                   3,495           222,981
  Centex Corp.+                                        3,400           202,572
  Black & Decker Corp.+                                2,210           195,209
  Newell Rubbermaid, Inc.+                             7,510           181,667
  Leggett & Platt, Inc.+                               5,220           148,405
  KB Home                                              1,270           132,588
  Whirlpool Corp.+                                     1,815           125,616
  Stanley Works+                                       2,250           110,228
  Snap-On, Inc.                                        1,570            53,945
  Maytag Corp.+                                        2,160            45,576
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             1,722,876
                                                               ---------------
  TEXTILES & APPAREL 0.3%
  Nike, Inc. -- Class B                                7,170           650,247
  Coach, Inc.*                                         5,160           291,024
  VF Corp.                                             3,030           167,801
  Liz Claiborne, Inc.                                  2,970           125,364
  Jones Apparel Group, Inc.                            3,340           122,144
  Reebok International Ltd.+                           1,595            70,180
                                                               ---------------
TOTAL TEXTILES & APPAREL                                             1,426,760
                                                               ---------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
  Eastman Kodak Co.+                                   7,830           252,517
  Mattel, Inc.                                        11,340           221,017
  Brunswick Corp.                                      2,635           130,433
  Hasbro, Inc.+                                        4,840            93,799
                                                               ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     697,766
                                                               ---------------

                                              See Notes to Financial Statements.


16 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  AUTO COMPONENTS 0.2%
  Johnson Controls, Inc.+                              5,200   $       329,888
  Delphi Corp.+                                       15,335           138,322
  Dana Corp.                                           4,090            70,880
  Goodyear Tire & Rubber Co.*+                         4,795            70,295
  Cooper Tire & Rubber Co.+                            2,055            44,285
  Visteon Corp.+                                       3,545            34,634
                                                               ---------------
TOTAL AUTO COMPONENTS                                                  688,304
                                                               ---------------
  DISTRIBUTORS 0.1%
  Genuine Parts Co.                                    4,775           210,387
                                                               ---------------
TOTAL DISTRIBUTORS                                                     210,387
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                        36,702,069
                                                               ---------------
INDUSTRIALS 8.4%
  INDUSTRIAL CONGLOMERATES 3.4%
  General Electric Co.                               288,850        10,543,025
  Tyco International Ltd.+                            54,964         1,964,413
  3M Co.+                                             21,270         1,745,629
  Textron, Inc.                                        3,765           277,857
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                      14,530,924
                                                               ---------------
  AEROSPACE & DEFENSE 1.4%
  United Technologies Corp.                           13,965         1,443,283
  Boeing Co.                                          22,940         1,187,604
  Honeywell International, Inc.                       23,500           832,135
  Lockheed Martin Corp.                               12,090           671,599
  General Dynamics Corp.                               5,475           572,685
  Northrop Grumman Corp.+                             10,060           546,862
  Raytheon Co.                                        12,350           479,550
  L-3 Communications Holdings, Inc.                    3,150           230,706
  Rockwell Collins, Inc.+                              4,825           190,298
  Goodrich Corp.                                       3,255           106,243
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                            6,260,965
                                                               ---------------
  MACHINERY 1.1%
  Caterpillar, Inc.+                                   9,320           908,793
  Illinois Tool Works, Inc.                            8,080           748,854
  Deere & Co.+                                         6,780           504,432
  Danaher Corp.+                                       8,435           484,253
  Paccar, Inc.+                                        4,750           382,280
  Ingersoll-Rand Co. -- Class A                        4,715           378,615
  Eaton Corp.+                                         4,155           300,656
  Parker Hannifin Corp.                                3,260           246,912
  Dover Corp.                                          5,565           233,396
  ITT Industries, Inc.                                 2,520           212,814
  Cummins, Inc.+                                       1,240           103,900
  Pall Corp.                                           3,390            98,141
  Navistar International Corp.*                        1,910            84,002
                                                               ---------------
TOTAL MACHINERY                                                      4,687,048
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  AIR FREIGHT & COURIERS 0.8%
  United Parcel Service, Inc. -- Class B+             30,620   $     2,616,785
  FedEx Corp.+                                         8,215           809,096
  Ryder System, Inc.                                   1,760            84,075
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                         3,509,956
                                                               ---------------
  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Cendant Corp.                                       28,770           672,643
  Waste Management, Inc.                              15,635           468,112
  Apollo Group, Inc. -- Class A*+                      5,059           408,312
  Pitney Bowes, Inc.                                   6,300           291,564
  H&R Block, Inc.+                                     4,500           220,500
  RR Donnelley & Sons Co.                              6,000           211,740
  Cintas Corp.+                                        4,690           205,703
  Avery Dennison Corp.                                 3,020           181,109
  Robert Half International, Inc.+                     4,740           139,498
  Monster Worldwide, Inc.*+                            3,250           109,330
  Equifax, Inc.                                        3,690           103,689
  Allied Waste Industries, Inc.*+                      8,700            80,736
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 3,092,936
                                                               ---------------
  ROAD & RAIL 0.4%
  Burlington Northern Santa Fe Corp.                  10,275           486,110
  Union Pacific Corp.                                  7,095           477,139
  Norfolk Southern Corp.                              10,825           391,757
  CSX Corp.+                                           5,875           235,470
                                                               ---------------
TOTAL ROAD & RAIL                                                    1,590,476
                                                               ---------------
  ELECTRICAL EQUIPMENT 0.3%
  Emerson Electric Co.                                11,470           804,047
  Rockwell Automation, Inc.+                           5,030           249,237
  Cooper Industries Ltd. -- Class A+                   2,510           170,404
  American Power Conversion Corp.+                     5,231           111,943
  Power-One, Inc.*                                     2,290            20,427
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                           1,356,058
                                                               ---------------
  BUILDING PRODUCTS 0.2%
  Masco Corp.+                                        12,240           447,127
  American Standard Cos., Inc.*                        5,860           242,135
                                                               ---------------
TOTAL BUILDING PRODUCTS                                                689,262
                                                               ---------------
  AIRLINES 0.1%
  Southwest Airlines Co.                              21,300           346,764
  Delta Air Lines, Inc.*+                              3,545            26,517
                                                               ---------------
TOTAL AIRLINES                                                         373,281
                                                               ---------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
  W.W. Grainger, Inc.                                  2,460           163,885
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 163,885
                                                               ---------------
  CONSTRUCTION & ENGINEERING 0.0%
  Fluor Corp.                                          2,290           124,828
                                                               ---------------
TOTAL CONSTRUCTION & ENGINEERING                                       124,828
                                                               ---------------
TOTAL INDUSTRIALS                                                   36,379,619
                                                               ---------------


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

CONSUMER STAPLES 7.5%
  FOOD & DRUG RETAILING 2.3%
  Wal-Mart Stores, Inc.                              115,710   $     6,111,802
  Walgreen Co.+                                       27,925         1,071,482
  Sysco Corp.+                                        17,480           667,212
  Costco Wholesale Corp.+                             12,820           620,616
  CVS Corp.                                           10,930           492,615
  Kroger Co.*+                                        20,190           354,133
  Safeway, Inc.*+                                     12,230           241,420
  Albertson's, Inc.+                                  10,065           240,352
  Supervalu, Inc.                                      3,675           126,861
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                          9,926,493
                                                               ---------------
  BEVERAGES 1.6%
  Coca-Cola Co.                                       66,100         2,751,743
  PepsiCo, Inc.                                       46,020         2,402,244
  Anheuser-Busch Cos., Inc.+                          21,590         1,095,261
  Coca-Cola Enterprises, Inc.                         12,820           267,297
  Pepsi Bottling Group, Inc.+                          6,830           184,683
  Brown-Forman Corp. -- Class B                        3,330           162,105
  Adolph Coors Co. -- Class B                          1,020            77,183
                                                               ---------------
TOTAL BEVERAGES                                                      6,940,516
                                                               ---------------
  HOUSEHOLD PRODUCTS 1.3%
  Procter & Gamble Co.                                69,310         3,817,595
  Kimberly-Clark Corp.                                13,330           877,247
  Colgate-Palmolive Co.                               14,490           741,308
  Clorox Co.                                           4,150           244,560
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                             5,680,710
                                                               ---------------
  FOOD PRODUCTS 0.9%
  Sara Lee Corp.                                      21,440           517,562
  Kellogg Co.                                         11,285           503,988
  General Mills, Inc.+                                 9,960           495,112
  WM Wrigley Jr Co.                                    6,135           424,481
  ConAgra Foods, Inc.                                 14,050           413,772
  Archer-Daniels-Midland Co.                          17,885           399,014
  Hershey Foods Corp.                                  6,720           373,229
  H.J. Heinz Co.                                       9,545           372,159
  Campbell Soup Co.+                                  11,245           336,113
  McCormick & Co., Inc.+                               3,740           144,364
                                                               ---------------
TOTAL FOOD PRODUCTS                                                  3,979,794
                                                               ---------------
  TOBACCO 0.9%
  Altria Group, Inc.+                                 56,081         3,426,549
  Reynolds American, Inc.+                             4,030           316,758
  UST, Inc.+                                           4,515           217,217
                                                               ---------------
TOTAL TOBACCO                                                        3,960,524
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  PERSONAL PRODUCTS 0.5%
  Gillette Co.+                                       27,130   $     1,214,881
  Avon Products, Inc.+                                12,925           500,198
  Alberto-Culver Co. -- Class B                        2,495           121,182
                                                               ---------------
TOTAL PERSONAL PRODUCTS                                              1,836,261
                                                               ---------------
TOTAL CONSUMER STAPLES                                              32,324,298
                                                               ---------------
ENERGY 5.1%
  OIL & GAS 4.4%
  Exxon Mobil Corp.                                  176,260         9,035,087
  ChevronTexaco Corp.+                                57,890         3,039,804
  ConocoPhillips                                      18,860         1,637,614
  Occidental Petroleum Corp.                          10,785           629,413
  Devon Energy Corp.                                  13,280           516,858
  Burlington Resources, Inc.+                         10,700           465,450
  Apache Corp.                                         8,920           451,084
  Anadarko Petroleum Corp.+                            6,760           438,116
  Marathon Oil Corp.                                   9,470           356,167
  Valero Energy Corp.+                                 7,010           318,254
  Unocal Corp.                                         7,190           310,896
  XTO Energy, Inc.                                     7,110           251,552
  Williams Cos., Inc.+                                15,203           247,657
  Kinder Morgan, Inc.+                                 3,380           247,179
  Kerr-McGee Corp.                                     4,145           239,539
  EOG Resources, Inc.+                                 3,240           231,206
  Amerada Hess Corp.+                                  2,505           206,362
  El Paso Corp.+                                      17,575           182,780
  Sunoco, Inc.+                                        2,000           163,420
  Ashland, Inc.                                        1,940           113,257
                                                               ---------------
TOTAL OIL & GAS                                                     19,081,695
                                                               ---------------
  ENERGY EQUIPMENT & SERVICES 0.7%
  Schlumberger Ltd.+                                  16,095         1,077,560
  Halliburton Co.                                     12,080           474,019
  Baker Hughes, Inc.+                                  9,170           391,284
  Transocean, Inc.*+                                   8,790           372,608
  Nabors Industries Ltd.*+                             4,080           209,263
  BJ Services Co.+                                     4,410           205,242
  Noble Corp.*+                                        3,700           184,038
  Rowan Cos., Inc.*                                    2,930            75,887
                                                               ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    2,989,901
                                                               ---------------
TOTAL ENERGY                                                        22,071,596
                                                               ---------------
TELECOMMUNICATION SERVICES 2.3%
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
  Verizon Communications, Inc.+                       75,654         3,064,744
  SBC Communications, Inc.+                           90,579         2,334,221
  BellSouth Corp.                                     50,050         1,390,889
  Sprint Corp.+                                       40,186           998,622
  Alltel Corp.                                         8,300           487,708

                                              See Notes to Financial Statements.


18 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  AT&T Corp.+                                         21,740   $       414,364
  Qwest Communications
    International, Inc.*                              49,615           220,291
  CenturyTel, Inc.+                                    3,680           130,530
  Citizens Communications Co.                          9,170           126,454
                                                               ---------------
TOTAL DIVERSIFIED
  TELECOMMUNICATION SERVICES                                         9,167,823
                                                               ---------------
  WIRELESS TELECOMMUNICATION SERVICES 0.2%
  Nextel Communications,
    Inc. -- Class A*+                                 30,360           910,800
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              910,800
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                    10,078,623
                                                               ---------------
MATERIALS 2.2%
  CHEMICALS 1.2%
  EI Du Pont de Nemours & Co.                         27,140         1,331,217
  Dow Chemical Co.+                                   25,760         1,275,378
  Monsanto Co.+                                        7,225           401,349
  Praxair, Inc.                                        8,870           391,610
  Air Products & Chemicals, Inc.                       6,215           360,284
  PPG Industries, Inc.                                 4,700           320,352
  Rohm & Haas Co.+                                     6,140           271,572
  Ecolab, Inc.+                                        7,045           247,491
  Eastman Chemical Co.+                                2,130           122,965
  Sigma-Aldrich Corp.+                                 1,890           114,269
  International Flavors &
    Fragrances, Inc.                                   2,570           110,099
  Engelhard Corp.                                      3,345           102,591
  Hercules, Inc.*+                                     3,065            45,515
  Great Lakes Chemical Corp.                           1,400            39,886
                                                               ---------------
TOTAL CHEMICALS                                                      5,134,578
                                                               ---------------
  METALS & MINING 0.5%
  Alcoa, Inc.                                         23,780           747,168
  Newmont Mining Corp.+                               12,130           538,693
  Phelps Dodge Corp.+                                  2,610           258,181
  Nucor Corp.+                                         4,350           227,679
  Freeport-McMoRan Copper &
    Gold, Inc. -- Class B+                             4,880           186,562
  United States Steel Corp.+                           3,110           159,388
  Allegheny Technologies, Inc.+                        2,610            56,559
                                                               ---------------
TOTAL METALS & MINING                                                2,174,230
                                                               ---------------
  PAPER & FOREST PRODUCTS 0.4%
  International Paper Co.+                            13,295           558,390
  Weyerhaeuser Co.                                     6,550           440,291
  Georgia-Pacific Corp.+                               7,055           264,421
  MeadWestvaco Corp.                                   5,545           187,920
  Louisiana-Pacific Corp.+                             3,010            80,487
  Neenah Paper, Inc.*                                      1                33
                                                               ---------------
TOTAL PAPER & FOREST PRODUCTS                                        1,531,542
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  CONTAINERS & PACKAGING 0.1%
  Ball Corp.                                           3,080   $       135,458
  Sealed Air Corp.*+                                   2,280           121,456
  Temple-Inland, Inc.+                                 1,530           104,652
  Pactiv Corp.*+                                       4,060           102,677
  Bemis Co.                                            2,920            84,943
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                           549,186
                                                               ---------------
  CONSTRUCTION MATERIALS 0.0%
  Vulcan Materials Co.                                 2,805           153,181
                                                               ---------------
TOTAL CONSTRUCTION MATERIALS                                           153,181
                                                               ---------------
TOTAL MATERIALS                                                      9,542,717
                                                               ---------------
UTILITIES 2.1%
  ELECTRIC UTILITIES 1.4%
  Exelon Corp.+                                       18,100           797,667
  Southern Co.+                                       20,215           677,607
  TXU Corp.+                                           6,560           423,514
  Entergy Corp.+                                       6,110           412,975
  FPL Group, Inc.+                                     5,070           378,982
  American Electric Power Co., Inc.+                  10,810           371,215
  PG&E Corp.*+                                        11,010           366,413
  FirstEnergy Corp.                                    9,015           356,183
  Progress Energy, Inc.+                               6,755           305,596
  Consolidated Edison, Inc.                            6,610           289,187
  Edison International                                 8,905           285,227
  PPL Corp.                                            5,170           275,458
  Ameren Corp.+                                        5,320           266,745
  Cinergy Corp.+                                       4,950           206,068
  DTE Energy Co.+                                      4,750           204,867
  Xcel Energy, Inc.+                                  10,945           199,199
  Pinnacle West Capital Corp.                          2,500           111,025
  CenterPoint Energy, Inc.+                            8,415            95,090
  TECO Energy, Inc.+                                   5,460            83,756
  Allegheny Energy, Inc.*+                             3,750            73,913
                                                               ---------------
TOTAL ELECTRIC UTILITIES                                             6,180,687
                                                               ---------------
  MULTI-UTILITIES 0.6%
  Duke Energy Corp.+                                  26,145           662,253
  Dominion Resources, Inc./VA+                         9,065           614,063
  Public Service Enterprise
    Group, Inc.+                                       6,490           335,987
  AES Corp.*+                                         17,730           242,369
  Sempra Energy+                                       6,380           234,019
  Constellation Energy Group, Inc.                     4,800           209,808
  Calpine Corp.*+                                     14,600            57,524
  CMS Energy Corp.*                                    5,320            55,594
  Dynegy, Inc. -- Class A*+                           10,385            47,979
                                                               ---------------
TOTAL MULTI-UTILITIES                                                2,459,596
                                                               ---------------


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  GAS UTILITIES 0.1%
  KeySpan Corp.+                                       4,390   $       173,185
  NiSource, Inc.                                       7,395           168,458
  Peoples Energy Corp.                                 1,030            45,269
  Nicor, Inc.                                          1,205            44,513
                                                               ---------------
TOTAL GAS UTILITIES                                                    431,425
                                                               ---------------
TOTAL UTILITIES                                                      9,071,708
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $251,016,210)                                              308,448,023
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                              --------------
FEDERAL AGENCY DISCOUNT NOTES 4.6%
Federal Home Loan Bank**
  2.00% due 01/03/05++                        $   20,000,000        20,000,000
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $20,000,000)                                                20,000,000
                                                               ---------------
REPURCHASE AGREEMENTS 21.4%
Repurchase Agreement (Note 6)
  1.55% due 01/03/05++                            17,449,107        17,449,107
  1.48% due 01/03/05                              74,972,619        74,972,619
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $92,421,726)                                                92,421,726
                                                               ---------------
SECURITIES LENDING COLLATERAL 17.5%
Investment in Securities Lending
  Short Term Investment
  Portfolio Held by
  U.S. Bank (Note 9)                              75,509,588        75,509,588
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $75,509,588)                                                75,509,588
                                                               ---------------
TOTAL INVESTMENTS 115.0%
  (Cost $438,947,524)                                          $   496,379,337
                                                               ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (15.0)%                                       $   (64,761,009)
                                                               ===============
NET ASSETS - 100.0%                                            $   431,618,328

================================================================================

                                                                    UNREALIZED
                                                                   GAIN/(LOSS)
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2005 S&P 500 Index Mini
  Futures Contracts
  (Aggregate Market Value of
  Contracts $251,922,600)                              4,152   $     4,385,239
                                                               ===============

                                                       UNITS
                                              --------------
EQUITY INDEX SWAP AGREEMENTS
March 2005 S&P 500 Index Swap,
  Maturing 03/28/05***
  (Notional Market Value
  $278,265,606)                                      229,607   $      (402,113)
                                                               ---------------
March 2005 S&P 500 Index Swap,
  Maturing 03/14/05***
  (Notional Market Value
  $24,867,895)                                        20,519           136,339
                                                               ---------------
(TOTAL NOTIONAL MARKET
  VALUE $303,133,501)                                          $      (265,774)
                                                               ===============

  *   NON-INCOME PRODUCING SECURITIES.

 ** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

***   PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

  +   ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 9.

 ++   ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2004.

REIT - REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


20 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
  TEMPEST 500 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 47.1%
Federal Home Loan Bank*
  2.08% due 01/28/05                          $   50,000,000   $    49,927,778
  2.00% due 01/03/05+                             20,000,000        20,000,000
Freddie Mac*
  1.92% due 01/04/05                              50,000,000        49,997,333
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $119,925,111)                                              119,925,111
                                                               ---------------

                                                   CONTRACTS
                                              --------------
OPTIONS PURCHASED 0.0%
Call Options on:
February 2005 S&P 500 Index
  Futures Contracts
  Expiring February 2005 with
  strike price of 1450                                   250                --
February 2005 S&P 500 Index
  Futures Contracts
  Expiring February 2005 with
  strike price of 1475                                   150                --
                                                               ---------------
TOTAL OPTIONS PURCHASED
  (Cost $6,600)                                                             --
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                              --------------
REPURCHASE AGREEMENTS 49.4%
Repurchase Agreement (Note 6)
  1.55% due 01/03/05+                         $   32,132,926        32,132,926
  1.48% due 01/03/05                              93,428,222        93,428,222
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $125,561,148)                                              125,561,148
                                                               ---------------
TOTAL INVESTMENTS 96.5%
  (Cost $245,492,859)                                          $   245,486,259
                                                               ===============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 3.5%                                        $     8,984,664
                                                               ===============
NET ASSETS - 100.0%                                            $   254,470,923

================================================================================

                                                                    UNREALIZED
                                                                   GAIN/(LOSS)
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2005 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value of Contracts
  $109,336,350)                                        1,802   $      (736,520)
                                                               ---------------

                                                       UNITS
                                              --------------
EQUITY INDEX SWAP AGREEMENTS
March 2005 S&P 500 Index Swap,
  Maturing 03/28/05**
  (Notional Market Value
  $278,581,948)                                      229,868   $       398,684
March 2005 S&P 500 Index Swap,
  Maturing 03/14/05**
  (Notional Market Value
  $121,982,322)                                      100,652        (1,181,783)
                                                               ---------------
(TOTAL NOTIONAL MARKET VALUE
  $400,564,270)                                                $      (783,099)
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2004.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
  VELOCITY 100 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 76.4%

INFORMATION TECHNOLOGY 43.9%
  SOFTWARE 13.7%
  Microsoft Corp.                                  1,599,467   $    42,721,764
  Oracle Corp.*                                      914,670        12,549,273
  Electronic Arts, Inc.*+                            131,665         8,121,097
  Symantec Corp.*+                                   314,614         8,104,457
  Adobe Systems, Inc.+                               100,027         6,275,694
  Veritas Software Corp.*                            184,562         5,269,245
  Intuit, Inc.*+                                     100,830         4,437,528
  Autodesk, Inc.                                     103,040         3,910,368
  Check Point Software
    Technologies Ltd.*+                              108,800         2,679,744
  Siebel Systems, Inc.*                              254,608         2,673,384
  Citrix Systems, Inc.*+                              86,080         2,111,542
  Mercury Interactive Corp.*+                         38,440         1,750,942
  BEA Systems, Inc.*                                 160,360         1,420,790
  Synopsys, Inc.*                                     58,120         1,140,314
                                                               ---------------
TOTAL SOFTWARE                                                     103,166,142
                                                               ---------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 9.9%
  Intel Corp.                                        947,070        22,151,967
  Maxim Integrated Products, Inc.+                   194,942         8,263,591
  Linear Technology Corp.+                           175,540         6,803,930
  Applied Materials, Inc.*+                          375,661         6,423,803
  Xilinx, Inc.+                                      197,650         5,860,322
  KLA-Tencor Corp.*+                                 101,310         4,719,020
  Altera Corp.*+                                     223,970         4,636,179
  Marvell Technology Group Ltd.*+                    110,172         3,907,801
  Broadcom Corp. -- Class A*+                        105,452         3,403,991
  ATI Technologies, Inc.*                            104,839         2,032,828
  Microchip Technology, Inc.+                         73,370         1,956,044
  Lam Research Corp.*+                                60,200         1,740,382
  Novellus Systems, Inc.*+                            60,950         1,699,896
  Intersil Corp. -- Class A                           64,990         1,087,933
                                                               ---------------
TOTAL SEMICONDUCTOR &
  SEMICONDUCTOR EQUIPMENT                                           74,687,687
                                                               ---------------
  COMMUNICATIONS EQUIPMENT 9.8%
  Qualcomm, Inc.                                     845,585        35,852,804
  Cisco Systems, Inc.*+                            1,006,260        19,420,818
  Research In Motion Ltd.*+                           80,333         6,621,046
  Juniper Networks, Inc.*+                           151,129         4,109,198
  Telefonaktiebolaget LM
    Ericsson - SP ADR*+                               74,500         2,346,005
  JDS Uniphase Corp.*+                               701,400         2,223,438
  Comverse Technology, Inc.*+                         87,770         2,145,976
  Tellabs, Inc.*+                                    101,720           873,775
                                                               ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                      73,593,060
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS 5.8%
  Dell, Inc.*+                                       390,930   $    16,473,790
  Apple Computer, Inc.*                              239,871        15,447,692
  Network Appliance, Inc.*+                          160,468         5,330,747
  Sun Microsystems, Inc.*+                           625,776         3,366,675
  Sandisk Corp.*+                                     63,933         1,596,407
  QLogic Corp.*+                                      40,350         1,482,056
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                       43,697,367
                                                               ---------------
  INTERNET SOFTWARE & SERVICES 1.9%
  Yahoo!, Inc.*+                                     282,688        10,651,684
  VeriSign, Inc.*+                                   102,727         3,443,409
                                                               ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                  14,095,093
                                                               ---------------
  IT CONSULTING & SERVICES 1.6%
  Paychex, Inc.+                                     153,470         5,230,258
  Fiserv, Inc.*+                                     104,650         4,205,883
  Cognizant Technology
    Solutions Corp.*                                  55,430         2,346,352
                                                               ---------------
TOTAL IT CONSULTING & SERVICES                                      11,782,493
                                                               ---------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
  Flextronics International Ltd.*+                   259,610         3,587,810
  CDW Corp.+                                          36,970         2,452,959
  Sanmina-SCI Corp.*+                                237,950         2,015,437
  Molex, Inc.                                         42,260         1,267,800
                                                               ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             9,324,006
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                       330,345,848
                                                               ---------------
CONSUMER DISCRETIONARY 15.2%
  INTERNET & CATALOG RETAIL 5.1%
  eBay, Inc.*+                                       211,480        24,590,894
  InterActiveCorp*+                                  306,680         8,470,502
  Amazon.com, Inc.*+                                 115,887         5,132,635
                                                               ---------------
TOTAL INTERNET & CATALOG RETAIL                                     38,194,031
                                                               ---------------
  MEDIA 4.6%
  Comcast Corp. -- Class A*                          407,080        13,547,623
  Sirius Satellite Radio, Inc.*+                     585,040         4,475,556
  Liberty Media International,
    Inc. -- Class A*                                  75,610         3,495,450
  XM Satellite Radio Holdings, Inc.*+                 90,300         3,397,086
  EchoStar Communications Corp.+                      95,390         3,170,764
  NTL, Inc.*                                          40,900         2,984,064
  Pixar*+                                             24,874         2,129,463
  Lamar Advertising Co.*+                             36,381         1,556,379
                                                               ---------------
TOTAL MEDIA                                                         34,756,385
                                                               ---------------
  HOTELS, RESTAURANTS & LEISURE 2.4%
  Starbucks Corp.*+                                  236,353        14,738,973
  Wynn Resorts Ltd.*+                                 45,710         3,058,913
                                                               ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                 17,797,886
                                                               ---------------

                                              See Notes to Financial Statements.


22 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONTINUED)                            December 31, 2004
--------------------------------------------------------------------------------
  VELOCITY 100 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  SPECIALTY RETAIL 2.1%
  Bed Bath & Beyond, Inc.*+                          173,100   $     6,894,573
  Staples, Inc.+                                     143,060         4,822,553
  Petsmart, Inc.+                                     61,810         2,196,109
  Ross Stores, Inc.+                                  62,130         1,793,693
                                                               ---------------
TOTAL SPECIALTY RETAIL                                              15,706,928
                                                               ---------------
  MULTILINE RETAIL 0.7%
  Kmart Holding Corp.*+                               39,890         3,947,116
  Dollar Tree Stores, Inc.*+                          46,500         1,333,620
                                                               ---------------
TOTAL MULTILINE RETAIL                                               5,280,736
                                                               ---------------
  HOUSEHOLD DURABLES 0.3%
  Garmin Ltd.+                                        42,910         2,610,644
                                                               ---------------
TOTAL HOUSEHOLD DURABLES                                             2,610,644
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                       114,346,610
                                                               ---------------
HEALTH CARE 9.3%
  BIOTECHNOLOGY 6.6%
  Amgen, Inc.*+                                      253,220        16,244,063
  Biogen Idec, Inc.*+                                155,090        10,330,545
  Genzyme Corp.*+                                    123,053         7,145,688
  Gilead Sciences, Inc.*+                            182,362         6,380,846
  Chiron Corp.*                                      111,770         3,725,294
  Medimmune, Inc.*+                                  113,854         3,086,582
  Millennium Pharmaceuticals, Inc.*+                 143,510         1,739,341
  Invitrogen Corp.*+                                  20,619         1,384,154
                                                               ---------------
TOTAL BIOTECHNOLOGY                                                 50,036,513
                                                               ---------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
  Biomet, Inc.                                       145,800         6,326,262
  DENTSPLY International, Inc.                        33,130         1,861,906
                                                               ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               8,188,168
                                                               ---------------
  HEALTH CARE PROVIDERS & SERVICES 0.8%
  Patterson Cos., Inc.*+                              56,278         2,441,903
  Express Scripts, Inc.*+                             29,000         2,216,760
  Lincare Holdings, Inc.*+                            41,388         1,765,198
                                                               ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               6,423,861
                                                               ---------------
  PHARMACEUTICALS 0.8%
  Teva Pharmaceutical Industries
    Ltd. - SP ADR+                                   196,740         5,874,656
                                                               ---------------
TOTAL PHARMACEUTICALS                                                5,874,656
                                                               ---------------
TOTAL HEALTH CARE                                                   70,523,198
                                                               ---------------
INDUSTRIALS 3.6%
  COMMERCIAL SERVICES & SUPPLIES 1.6%
  Apollo Group, Inc. -- Class A*+                     80,140         6,468,099
  Cintas Corp.+                                       88,094         3,863,803
  Career Education Corp.*+                            44,594         1,783,760
                                                               ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                12,115,662
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

  MACHINERY 0.9%
  Paccar, Inc.+                                       83,290   $     6,703,179
                                                               ---------------
TOTAL MACHINERY                                                      6,703,179
                                                               ---------------
  AIR FREIGHT & COURIERS 0.6%
  Expeditors International
    Washington, Inc.+                                 44,746         2,500,407
  C.H. Robinson Worldwide, Inc.+                      36,070         2,002,606
                                                               ---------------
TOTAL AIR FREIGHT & COURIERS                                         4,503,013
                                                               ---------------
  TRADING COMPANIES & DISTRIBUTORS 0.3%
  Fastenal Co.+                                       31,030         1,910,207
                                                               ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                               1,910,207
                                                               ---------------
  ELECTRICAL EQUIPMENT 0.2%
  American Power Conversion Corp.+                    82,230         1,759,722
                                                               ---------------
TOTAL ELECTRICAL EQUIPMENT                                           1,759,722
                                                               ---------------
TOTAL INDUSTRIALS                                                   26,991,783
                                                               ---------------
TELECOMMUNICATION SERVICES 2.9%
  WIRELESS TELECOMMUNICATION SERVICES 2.4%
  Nextel Communications,
    Inc. -- Class A*+                                595,843        17,875,290
                                                               ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                           17,875,290
                                                               ---------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
  MCI, Inc.                                          148,060         2,984,890
  Level 3 Communications, Inc.*+                     289,593           981,720
                                                               ---------------
TOTAL DIVERSIFIED
  TELECOMMUNICATION SERVICES                                         3,966,610
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                    21,841,900
                                                               ---------------
CONSUMER STAPLES 1.0%
  FOOD & DRUG RETAILING 1.0%
  Costco Wholesale Corp.+                            105,679         5,115,920
  Whole Foods Market, Inc.+                           26,184         2,496,645
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                          7,612,565
                                                               ---------------
TOTAL CONSUMER STAPLES                                               7,612,565
                                                               ---------------
MATERIALS 0.5%
  CONTAINERS & PACKAGING 0.3%
  Smurfit-Stone Container Corp.*+                    106,544         1,990,242
                                                               ---------------
TOTAL CONTAINERS & PACKAGING                                         1,990,242
                                                               ---------------
  CHEMICALS 0.2%
  Sigma-Aldrich Corp.+                                28,360         1,714,645
                                                               ---------------
TOTAL CHEMICALS                                                      1,714,645
                                                               ---------------
TOTAL MATERIALS                                                      3,704,887
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $430,765,571)                                              575,366,791
                                                               ---------------


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
   VELOCITY 100 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 5.3%
Federal Home Loan Bank**
  2.00% due 01/03/05++                        $   40,000,000   $    40,000,000
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $40,000,000)                                                40,000,000
                                                               ---------------
REPURCHASE AGREEMENTS 10.2%
Repurchase Agreement (Note 6)
  1.55% due 01/03/05++                            20,806,779        20,806,779
  1.48% due 01/03/05                              55,676,527        55,676,527
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $76,483,306)                                                76,483,306
                                                               ---------------
SECURITIES LENDING COLLATERAL 23.2%
Investment in Securities Lending Short Term
Investment Portfolio Held by
  U.S. Bank (Note 9)                             174,805,895       174,805,895
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $174,805,895)                                              174,805,895
                                                               ---------------
TOTAL INVESTMENTS 115.1%
  (Cost $722,054,772)                                          $   866,655,992
                                                               ---------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (15.1)%                                       $  (114,001,065)
                                                               ---------------
NET ASSETS - 100.0%                                            $   752,654,927

================================================================================

                                                                    UNREALIZED
                                                                   GAIN/(LOSS)
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2005 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $310,852,500)                              9,550   $     2,962,378
                                                               ---------------

                                                       UNITS
                                              --------------
EQUITY INDEX SWAP AGREEMENTS
March 2005 Nasdaq 100 Index Swap,
  Maturing 03/28/05***
  (Notional Market Value
  $522,342,151)                                      322,211   $    (1,174,639)
March 2005 Nasdaq 100  Index Swap,
  Maturing 03/14/05***
  (Notional Market Value
  $90,788,144)                                        56,003            49,154
                                                               ---------------
(TOTAL NOTIONAL MARKET
  VALUE $613,130,295)                                          $    (1,125,485)
                                                               ---------------

  *   NON-INCOME PRODUCING SECURITIES.

 ** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

***   PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

  +   ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 9.

 ++   ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2004.

ADR - AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


24 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
  VENTURE 100 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 58.7%
Federal Home Loan Bank*
  2.18% due 01/28/05                          $   50,000,000   $    49,924,479
  2.00% due 01/03/05+                             40,000,000        40,000,000
Freddie Mac*
  1.94% due 01/04/05                              50,000,000        49,997,306
  2.28% due 03/01/05                              25,000,000        24,909,750
  2.44% due 03/29/05                              25,000,000        24,855,972
                                                               ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $189,687,507)                                              189,687,507
                                                               ---------------

                                                CONTRACTS
                                              --------------
OPTIONS PURCHASED 0.0%
Call Options on:
February 2005 Nasdaq 100 Index
  Futures Contracts
  Expiring February 2005 with
  strike price of 2400                                   400             2,000
                                                               ---------------
TOTAL OPTIONS PURCHASED
  (Cost $5,600)                                                          2,000
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                              --------------
REPURCHASE AGREEMENTS 41.8%
Repurchase Agreement (Note 6)
  1.55% due 01/03/05+                         $   32,946,882        32,946,882
  1.48% due 01/03/05                             102,145,658       102,145,658
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $135,092,540)                                              135,092,540
                                                               ---------------
TOTAL INVESTMENTS 100.5%
  (Cost $324,785,647)                                          $   324,782,047
                                                               ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (0.5)%                                        $    (1,564,482)
                                                               ===============
NET ASSETS - 100.0%                                            $   323,217,565

================================================================================

                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS           (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2005 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value of Contracts
  $8,463,000)                                            260   $        28,216
                                                               ===============

                                                       UNITS
                                              --------------
EQUITY INDEX SWAP AGREEMENTS
March 2005 Nasdaq 100 Index Swap,
  Maturing 03/28/05**
  (Notional Market Value
  $522,470,359)                                      322,290   $     1,161,155
March 2005 Nasdaq 100 Index Swap,
  Maturing 03/14/05**
  (Notional Market Value
  $118,971,782)                                       73,389           149,309
                                                               ---------------
(TOTAL NOTIONAL MARKET VALUE
  $641,442,141)                                                $     1,310,464
                                                               ===============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2004.

See Notes to Financial Statements.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
  LONG DYNAMIC DOW 30 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 59.1%

INDUSTRIALS 16.5%
  AEROSPACE & DEFENSE 7.7%
  United Technologies Corp.                           16,980   $     1,754,883
  Boeing Co.                                          16,980           879,054
  Honeywell International, Inc.                       16,980           601,262
                                                               ---------------
TOTAL AEROSPACE & DEFENSE                                            3,235,199
                                                               ---------------
  INDUSTRIAL CONGLOMERATES 4.8%
  3M Co.+                                             16,980         1,393,549
  General Electric Co.                                16,990           620,135
                                                               ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                       2,013,684
                                                               ---------------
  MACHINERY 4.0%
  Caterpillar, Inc.+                                  16,980         1,655,720
                                                               ---------------
TOTAL MACHINERY                                                      1,655,720
                                                               ---------------
TOTAL INDUSTRIALS                                                    6,904,603
                                                               ---------------
CONSUMER STAPLES 8.5%
  TOBACCO 2.5%
  Altria Group, Inc.+                                 16,980         1,037,478
                                                               ---------------
TOTAL TOBACCO                                                        1,037,478
                                                               ---------------
  HOUSEHOLD PRODUCTS 2.2%
  Procter & Gamble Co.                                16,980           935,259
                                                               ---------------
TOTAL HOUSEHOLD PRODUCTS                                               935,259
                                                               ---------------
  FOOD & DRUG RETAILING 2.1%
  Wal-Mart Stores, Inc.                               16,980           896,884
                                                               ---------------
TOTAL FOOD & DRUG RETAILING                                            896,884
  BEVERAGES 1.7%
  Coca-Cola Co.                                       16,980           706,877
                                                               ---------------
TOTAL BEVERAGES                                                        706,877
                                                               ---------------
TOTAL CONSUMER STAPLES                                               3,576,498
                                                               ---------------
FINANCIALS 8.5%
  DIVERSIFIED FINANCIALS 3.5%
  Citigroup, Inc.                                     16,980           818,096
  J.P. Morgan Chase & Co.                             16,980           662,390
                                                               ---------------
TOTAL DIVERSIFIED FINANCIALS                                         1,480,486
                                                               ---------------
  INSURANCE 2.7%
  American International Group, Inc.+                 16,980         1,115,076
                                                               ---------------
TOTAL INSURANCE                                                      1,115,076
                                                               ---------------
  CONSUMER FINANCE 2.3%
  American Express Co.                                16,980           957,163
                                                               ---------------
TOTAL CONSUMER FINANCE                                                 957,163
                                                               ---------------
TOTAL FINANCIALS                                                     3,552,725
                                                               ---------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 6.9%
  COMPUTERS & PERIPHERALS 4.8%
  International Business
  Machines Corp.                                      16,980   $     1,673,888
  Hewlett-Packard Co.                                 16,980           356,071
                                                               ---------------
TOTAL COMPUTERS & PERIPHERALS                                        2,029,959
                                                               ---------------
  SOFTWARE 1.1%
  Microsoft Corp.                                     16,980           453,536
                                                               ---------------
TOTAL SOFTWARE                                                         453,536
                                                               ---------------
  SEMICONDUCTOR & SEMICONDUCTOR
    EQUIPMENT 1.0%
  Intel Corp.                                         16,980           397,162
                                                               ---------------
TOTAL SEMICONDUCTOR &
  SEMICONDUCTOR EQUIPMENT                                              397,162
                                                               ---------------
TOTAL INFORMATION TECHNOLOGY                                         2,880,657
                                                               ---------------
CONSUMER DISCRETIONARY 5.8%
  SPECIALTY RETAIL 1.8%
  Home Depot, Inc.                                    16,980           725,725
                                                               ---------------
TOTAL SPECIALTY RETAIL                                                 725,725
                                                               ---------------
  AUTOMOBILES 1.6%
  General Motors Corp.+                               16,980           680,219
                                                               ---------------
TOTAL AUTOMOBILES                                                      680,219
                                                               ---------------
  HOTELS RESTAURANTS & LEISURE 1.3%
  McDonald's Corp.                                    16,980           544,379
                                                               ---------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     544,379
                                                               ---------------
  MEDIA 1.1%
  Walt Disney Co.+                                    16,980           472,044
                                                               ---------------
TOTAL MEDIA                                                            472,044
                                                               ---------------
TOTAL CONSUMER DISCRETIONARY                                         2,422,367
                                                               ---------------
HEALTH CARE 4.9%
  PHARMACEUTICALS 4.9%
  Johnson & Johnson, Inc.                             16,980         1,076,872
  Merck & Co., Inc.                                   16,980           545,737
  Pfizer, Inc.                                        16,980           456,592
                                                               ---------------
TOTAL PHARMACEUTICALS                                                2,079,201
                                                               ---------------
TOTAL HEALTH CARE                                                    2,079,201
                                                               ---------------
MATERIALS 3.2%
  CHEMICALS 2.0%
  EI Du Pont de Nemours & Co.                         16,980           832,869
                                                               ---------------
TOTAL CHEMICALS                                                        832,869
                                                               ---------------
  METALS & MINING 1.2%
  Alcoa, Inc.                                         16,980           533,512
                                                               ---------------
TOTAL METALS & MINING                                                  533,512
                                                               ---------------
TOTAL MATERIALS                                                      1,366,381
                                                               ---------------

                                              See Notes to Financial Statements.


26 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS (CONCLUDED)                            December 31, 2004
--------------------------------------------------------------------------------
  LONG DYNAMIC DOW 30 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                      SHARES          (NOTE 1)
------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 2.7%
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.7%
  Verizon Communications, Inc.                        16,980   $       687,860
  SBC Communications, Inc.                            16,980           437,574
                                                               ---------------
TOTAL DIVERSIFIED
  TELECOMMUNICATION SERVICES                                         1,125,434
                                                               ---------------
TOTAL TELECOMMUNICATION SERVICES                                     1,125,434
                                                               ---------------
ENERGY 2.1%
  OIL & GAS 2.1%
  Exxon Mobil Corp.                                   16,990           870,907
                                                               ---------------
TOTAL OIL & GAS                                                        870,907
                                                               ---------------
TOTAL ENERGY                                                           870,907
                                                               ---------------
TOTAL COMMON STOCKS
  (Cost $22,893,382)                                                24,778,773
                                                               ---------------

                                                        FACE
                                                      AMOUNT
                                              --------------
REPURCHASE AGREEMENTS 37.5%
Repurchase Agreement (Note 6)
  1.55% due 01/03/05++                        $    5,473,852         5,473,852
  1.48% due 01/03/05                              10,252,155        10,252,155
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $15,726,007)                                                15,726,007
                                                               ---------------
SECURITIES LENDING COLLATERAL 7.8%
Investment in Securities Lending Short Term
Investment Portfolio Held by
  U.S. Bank ( Note 9)                              3,268,650         3,268,650
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,268,650)                                                  3,268,650
                                                               ---------------
TOTAL INVESTMENTS 104.4%
  (Cost $41,888,039)                                           $    43,773,430
                                                               ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (4.4)%                                        $    (1,826,474)
                                                               ===============
NET ASSETS - 100.0%                                            $    41,946,956

================================================================================

                                                                    UNREALIZED
                                                                          GAIN
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
March 2005 Dow Jones Industrial
  Average Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $27,776,525)                                 515   $       268,052
                                                               ===============

                                                       UNITS
                                              --------------
EQUITY INDEX SWAP AGREEMENT
March 2005 Dow Jones Industrial
  Average Index Swap,
  Maturing 03/14/05*
  (Notional Market Value $31,172,897)                  2,891   $       320,116
                                                               ---------------

 * PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT DECEMBER 31, 2004 - SEE
      NOTE 9.

++    ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2004.

See Notes to Financial Statements.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS                                        December 31, 2004
--------------------------------------------------------------------------------
  INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                        MARKET
                                                        FACE             VALUE
                                                      AMOUNT          (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 108.5%

Repurchase Agreement (Note 6)
  1.55% due 01/03/05+                         $    6,560,798   $     6,560,798
  1.48% due 01/03/05                              13,524,818        13,524,818
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $20,085,616)                                                20,085,616
                                                               ---------------
TOTAL INVESTMENTS 108.5%
  (Cost $20,085,616)                                           $    20,085,616
                                                               ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (8.5)%                                        $    (1,565,995)
                                                               ===============
NET ASSETS - 100.0%                                            $    18,519,621

================================================================================

                                                                    UNREALIZED
                                                                   GAIN/(LOSS)
                                                   CONTRACTS          (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
March 2005 Dow Jones Industrial
  Average Index Mini Futures Contracts
  (Aggregate Market Value of Contracts
  $5,393,500)                                            100   $        17,182
                                                               ===============

                                                       UNITS
                                              --------------
EQUITY INDEX SWAP AGREEMENT
March 2005 Dow Jones Industrial
  Average Index Swap,
  Maturing 03/14/05*
  (Notional Market Value $31,036,797)                  2,878   $      (189,279)
                                                               ---------------

* PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

+     ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT DECEMBER 31,
      2004.

                                              See Notes to Financial Statements.


28 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Each of the six funds included in the Trust are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Titan 500 Fund would act as a feeder, holding shares of the Titan 500 Master Portfolio as its only investment.The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Feeder Funds, which is the part of the master-feeder arrangement in which shareholders invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.

See Notes to Financial Statements.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 29

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                  TITAN 500       TEMPEST 500      VELOCITY 100       VENTURE 100
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in Master Portfolio* (Note 3)                    $  431,618,328    $  254,470,923    $  752,654,927    $  323,217,565
Receivable for Securities Sold (Note 1)                          17,640,129         3,969,823                --        18,131,599
Receivable for Shares Purchased                                   7,817,922         3,343,794        63,950,207        10,016,521
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                457,076,379       261,784,540       816,605,134       351,365,685
=================================================================================================================================
LIABILITIES
Payable for Securities Purchased (Note 1)                           569,189                --        21,877,692                --
Liability for Shares Redeemed                                    24,679,183         7,189,082        41,737,603        27,980,323
Transfer Agent Fee Payable (Note 4)                                  97,453            61,821           162,127            85,123
Distribution and Service Fee Payable (Note 4)                        53,753            25,621            75,510            31,600
Portfolio Accounting Fee Payable (Note 4)                            58,472            37,093            97,276            51,074
Other Liabilities                                                   100,265           138,428           114,085           159,958
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                            25,558,315         7,452,045        64,064,293        28,308,078
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $  431,518,064    $  254,332,495    $  752,540,841    $  323,057,607
=================================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $  422,522,166    $  709,338,330    $  977,315,526    $  917,838,634
Undistributed Net Investment Income                                      --                --                --                --
Accumulated Net Realized Gain (Loss) on Investments             (27,371,084)     (424,634,350)     (304,520,033)     (580,915,038)
Net Unrealized Appreciation (Depreciation) on Investments        36,366,982       (30,371,485)       79,745,348       (13,865,989)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $  431,518,064    $  254,332,495    $  752,540,841    $  323,057,607
=================================================================================================================================
    A-Class                                                  $    1,554,685    $    1,498,251    $    2,307,822    $      638,609
    C-Class                                                      77,838,187        28,465,202        86,591,413        27,639,767
    H-Class                                                     352,125,192       224,369,042       663,641,606       294,779,231

SHARES OUTSTANDING
    A-Class                                                          40,778            35,578           101,579            31,841
    C-Class                                                       2,112,357           695,658         4,044,858         1,413,209
    H-Class                                                       9,234,886         5,325,890        29,213,062        14,699,470

NET ASSET VALUES
    A-Class                                                  $        38.13    $        42.11    $        22.72    $        20.06
    A-Class Maximum Offering Price**                                  40.03             44.21             23.85             21.06
    C-Class                                                           36.85             40.92             21.41             19.56
    H-Class                                                           38.13             42.13             22.72             20.05

 * THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $395,251,346, $284, 842,408, $672,909,579, $337,083,554, $41,308,950, AND $18,654,550,
      RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.

                                              See Notes to Financial Statements.


30 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

                                                               December 31, 2004
--------------------------------------------------------------------------------

                                                                       LONG           INVERSE
                                                                    DYNAMIC           DYNAMIC
                                                                DOW 30 FUND       DOW 30 FUND
---------------------------------------------------------------------------------------------
ASSETS
Investments in Master Portfolio* (Note 3)                    $   41,946,956    $   18,519,621
Receivable for Securities Sold (Note 1)                           1,722,811         1,450,794
Receivable for Shares Purchased                                   8,423,878           505,571
---------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 52,093,645        20,475,986
=============================================================================================
LIABILITIES
Payable for Securities Purchased (Note 1)                         1,942,050           163,950
Liability for Shares Redeemed                                     8,187,430         1,783,075
Transfer Agent Fee Payable (Note 4)                                   8,124             4,886
Distribution and Service Fee Payable (Note 4)                         4,211             1,521
Portfolio Accounting Fee Payable (Note 4)                             4,874             2,932
Other Liabilities                                                     1,929             5,401
---------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                            10,148,618         1,961,765
---------------------------------------------------------------------------------------------
NET ASSETS                                                   $   41,945,027    $   18,514,221
=============================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $   41,307,021    $   23,775,152
Undistributed Net Investment Income                                      --                --
Accumulated Net Realized Gain (Loss) on Investments                      --        (5,126,002)
Net Unrealized Appreciation (Depreciation) on Investments           638,006          (134,929)
---------------------------------------------------------------------------------------------
NET ASSETS                                                   $   41,945,027    $   18,514,221
=============================================================================================
    A-Class                                                  $      358,533    $      347,287
    C-Class                                                       4,368,086           454,612
    H-Class                                                      37,218,408        17,712,322

SHARES OUTSTANDING
    A-Class                                                          14,122             7,647
    C-Class                                                         173,209            10,080
    H-Class                                                       1,466,497           390,025

NET ASSET VALUES
    A-Class                                                  $        25.39    $        45.41
    A-Class Maximum Offering Price**                                  26.66             47.67
    C-Class                                                           25.22             45.10
    H-Class                                                           25.38             45.41


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 31

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                  TITAN 500       TEMPEST 500      VELOCITY 100       VENTURE 100
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Total Income                                             $           --    $           --    $           --    $           --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Transfer Agent and Administrative Fees (Note 4)                     881,455           986,937         1,373,736         1,269,393
Distribution & Service Fees (Note 4):
    A-Class                                                             423             1,012               809               164
    C-Class                                                         720,299           408,709           619,100           450,094
    H-Class                                                         700,958           883,747         1,218,153         1,156,706
Accounting Fees (Note 4)                                            528,873           592,162           824,242           761,636
Registration Fees                                                   128,703           187,605           203,057           190,653
Trustees' Fees                                                       13,918            18,217            21,882            21,501
Miscellaneous                                                       257,170           270,566           354,918           367,320
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                3,231,799         3,348,955         4,615,897         4,217,467
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Loss                                              (3,231,799)       (3,348,955)       (4,615,897)       (4,217,467)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            29,795,973      (116,249,871)      (61,174,372)     (175,340,756)
Capital Gain Distribution Received from Master Portfolio          7,022,274                --         1,325,211                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                               36,818,247      (116,249,871)      (59,849,161)     (175,340,756)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            16,352,417        20,504,403       142,834,661        16,216,898
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             16,352,417        20,504,403       142,834,661        16,216,898
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   53,170,664       (95,745,468)       82,985,500      (159,123,858)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $   49,938,865    $  (99,094,423)   $   78,369,603    $ (163,341,325)
=================================================================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

                                              See Notes to Financial Statements.


32 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

                                                  Period Ended December 31, 2004
--------------------------------------------------------------------------------

                                                                       LONG           INVERSE
                                                                    DYNAMIC           DYNAMIC
                                                               DOW 30 FUND*      DOW 30 FUND*
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Total Income                                             $           --    $           --
---------------------------------------------------------------------------------------------
EXPENSES
Transfer Agent and Administrative Fees (Note 4)                      36,261            31,267
Distribution & Service Fees (Note 4):
    A-Class                                                              90                86
    C-Class                                                          17,254             5,188
    H-Class                                                          31,857            29,883
Accounting Fees (Note 4)                                             21,756            18,760
Registration Fees                                                     2,524             2,187
Trustees' Fees                                                          379               292
Miscellaneous                                                         6,623             9,192
---------------------------------------------------------------------------------------------
    Total Expenses                                                  116,744            96,855
---------------------------------------------------------------------------------------------
Net Investment Loss                                                (116,744)          (96,855)
=============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             1,951,289        (4,057,953)
Capital Gain Distribution Received from Master Portfolio                 --           191,407
---------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                1,951,289        (3,866,546)
---------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                               638,006          (134,929)
---------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                638,006          (134,929)
---------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    2,589,295        (4,001,475)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $    2,472,551    $   (4,098,330)
=============================================================================================


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 33

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     TITAN 500 FUND                     TEMPEST 500 FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003              2004              2003
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                          $   (3,231,799)   $   (1,819,176)   $   (3,348,955)   $   (4,144,156)
Net Realized Gain (Loss) on Investments                          36,818,247        76,833,899      (116,249,871)     (196,761,655)
Net Change in Unrealized Appreciation (Depreciation)
on Investments                                                   16,352,417         4,954,567        20,504,403      (124,313,104)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            49,938,865        79,969,290       (99,094,423)     (325,218,915)
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment
    A-Class                                                              --                --                --                --
    C-Class                                                              --                --                --                --
    H-Class                                                              --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --                --                --                --
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    A-Class*                                                      1,554,733                --         1,747,809                --
    C-Class**                                                   648,404,934       748,519,275       227,453,948       443,564,882
    H-Class**                                                 3,678,075,246     4,044,212,297     3,249,033,936     6,044,495,480
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT
    A-Class*                                                             --                --                --                --
    C-Class**                                                            --                --                --                --
    H-Class**                                                            --                --                --                --
COST OF SHARES REDEEMED
    A-Class*                                                       (115,771)               --           (37,724)               --
    C-Class**                                                  (647,224,637)     (703,365,568)     (222,745,544)     (400,519,554)
    H-Class**                                                (3,616,945,024)   (3,987,712,455)   (3,247,662,805)   (5,774,432,439)
=================================================================================================================================
NET INCREASE IN NET ASSETS
FROM SHARE TRANSACTIONS                                          63,749,481       101,653,549         7,789,620       313,108,369
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           113,688,346       181,622,839       (91,304,803)      (12,110,546)
NET ASSETS--BEGINNING OF PERIOD                                 317,829,718       136,206,879       345,637,298       357,747,844
=================================================================================================================================
NET ASSETS--END OF PERIOD                                    $  431,518,064    $  317,829,718    $  254,332,495    $  345,637,298
=================================================================================================================================


                                                                   VELOCITY 100 FUND
---------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR
                                                                      ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003
---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                          $   (4,615,897)   $   (2,894,506)
Net Realized Gain (Loss) on Investments                         (59,849,161)      311,973,602
Net Change in Unrealized Appreciation (Depreciation)
on Investments                                                  142,834,661       (99,016,169)
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            78,369,603       210,062,927
---------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment
    A-Class                                                              --                --
    C-Class                                                              --        (1,195,151)
    H-Class                                                              --        (9,963,735)
---------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --       (11,158,886)
=============================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    A-Class*                                                      2,262,614                --
    C-Class**                                                   573,760,768       515,325,667
    H-Class**                                                 8,594,741,299     6,752,511,236
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
    A-Class*                                                             --                --
    C-Class**                                                            --         1,088,174
    H-Class**                                                            --         9,280,326
COST OF SHARES REDEEMED
    A-Class*                                                       (191,236)               --
    C-Class**                                                  (549,654,347)     (498,629,046)
    H-Class**                                                (8,461,897,378)   (6,641,585,128)
=============================================================================================
NET INCREASE IN NET ASSETS
FROM SHARE TRANSACTIONS                                         159,021,720       137,991,229
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           237,391,323       336,895,270
NET ASSETS--BEGINNING OF PERIOD                                 515,149,518       178,254,248
=============================================================================================
NET ASSETS--END OF PERIOD                                    $  752,540,841    $  515,149,518
=============================================================================================

 *    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

** SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- LONG DYNAMIC DOW 30 FUND C-CLASS AND H-CLASS AND INVERSE DYNAMIC DOW 30 FUND C-CLASS AND H-CLASS.

                                              See Notes to Financial Statements.


34 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                   LONG DYNAMIC   INVERSE DYNAMIC
                                                                      VENTURE 100 FUND              DOW 30 FUND      DOW 30 FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD            PERIOD
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003              2004              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                          $   (4,217,467)   $   (3,197,611)   $     (116,744)   $      (96,855)
Net Realized Gain (Loss) on Investments                        (175,340,756)     (264,607,278)        1,951,289        (3,866,546)
Net Change in Unrealized Appreciation (Depreciation)
on Investments                                                   16,216,898      (117,161,139)          638,006          (134,929)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations          (163,341,325)     (384,966,028)        2,472,551        (4,098,330)
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment
    A-Class                                                              --                --                --            (1,455)
    C-Class                                                              --                --                --            (1,402)
    H-Class                                                              --                --                --           (67,733)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --                --                --           (70,590)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
    A-Class*                                                      1,009,236                --           399,517           619,625
    C-Class**                                                   472,838,260       708,500,194        56,989,157        32,331,708
    H-Class**                                                 8,201,540,282     7,327,766,224       578,650,573       518,740,328
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT
    A-Class*                                                             --                --                --             1,455
    C-Class**                                                            --                --                --             1,236
    H-Class**                                                            --                --                --            64,133
COST OF SHARES REDEEMED
    A-Class*                                                       (326,725)               --           (62,400)         (258,354)
    C-Class**                                                  (465,312,626)     (662,854,860)      (52,585,140)      (31,773,108)
    H-Class**                                                (8,085,396,471)   (6,948,427,649)     (543,919,231)     (497,043,882)
=================================================================================================================================
NET INCREASE IN NET ASSETS
FROM SHARE TRANSACTIONS                                         124,351,956       424,983,909        39,472,476        22,683,141
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (38,989,369)       40,017,881        41,945,027        18,514,221
NET ASSETS--BEGINNING OF PERIOD                                 362,046,976       322,029,095                --                --
=================================================================================================================================
NET ASSETS--END OF PERIOD                                    $  323,057,607    $  362,046,976    $   41,945,027    $   18,514,221
=================================================================================================================================


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 35

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.


                                                      NET REALIZED     NET INCREASE
                             NET ASSET      NET            AND          (DECREASE)    DISTRIBUTIONS   DISTRIBUTIONS
                               VALUE,    INVESTMENT    UNREALIZED      IN NET ASSET     FROM NET        FROM NET
                             BEGINNING     INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT       REALIZED         TOTAL
                             OF PERIOD    (LOSS)+    ON SECURITIES   FROM OPERATIONS     INCOME      CAPITAL GAINS   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
TITAN 500 FUND -- A-CLASS
    DECEMBER 31, 2004*        $ 31.91     $  (.07)      $   6.29        $   6.22        $   --           $   --         $   --

TITAN 500 FUND -- C-CLASS
    DECEMBER 31, 2004           31.57        (.52)          5.80            5.28            --               --             --
    December 31, 2003           20.76        (.38)         11.19           10.81            --               --             --
    December 31, 2002++         39.24        (.42)        (18.06)         (18.48)           --               --             --
    December 31, 2001++         60.00        (.57)        (20.19)         (20.76)           --               --             --
    December 31, 2000*++        64.02         .18          (4.20)          (4.02)           --               --             --

TITAN 500 FUND -- H-CLASS
    DECEMBER 31, 2004           32.43        (.25)          5.95            5.70            --               --             --
    December 31, 2003           21.18        (.19)         11.44           11.25            --               --             --
    December 31, 2002++         39.66        (.21)        (18.27)         (18.48)           --               --             --
    December 31, 2001++         60.03        (.24)        (20.13)         (20.37)           --               --             --
    December 31, 2000*++        75.00        1.80         (16.74)         (14.94)         (.03)              --           (.03)

TEMPEST 500 FUND -- A-CLASS
    DECEMBER 31, 2004*          50.99        (.11)         (8.77)          (8.88)           --               --             --

TEMPEST 500 FUND -- C-CLASS
    DECEMBER 31, 2004           51.58        (.73)         (9.93)         (10.66)           --               --             --
    December 31, 2003           92.07       (1.03)        (39.46)         (40.49)           --               --             --
    December 31, 2002           67.98       (1.36)         26.19           24.83            --             (.74)          (.74)
    December 31, 2001*          61.02        (.88)          7.84            6.96            --               --             --

TEMPEST 500 FUND -- H-CLASS
    DECEMBER 31, 2004           52.66        (.38)        (10.15)         (10.53)           --               --             --
    December 31, 2003           93.27        (.56)        (40.05)         (40.61)           --               --             --
    December 31, 2002           68.39        (.71)         26.33           25.62            --             (.74)          (.74)
    December 31, 2001           56.61        (.27)         12.05           11.78            --               --             --
    December 31, 2000*          50.00         .95           5.98            6.93          (.32)              --           (.32)

                                                                                 RATIOS TO
                                                                            AVERAGE NET ASSETS:
                                                                    ------------------------------------
                             NET INCREASE     NET ASSET                                           NET                  NET ASSETS,
                             (DECREASE) IN     VALUE,      TOTAL                              INVESTMENT   PORTFOLIO    END OF
                              NET ASSET        END OF   INVESTMENT     GROSS         NET        INCOME     TURNOVER   PERIOD (000's
                                VALUE          PERIOD     RETURN     EXPENSES ss. EXPENSES ss.    (LOSS)      RATE***      OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
TITAN 500 FUND -- A-CLASS
    DECEMBER 31, 2004*         $  6.22        $  38.13     19.49%      1.61%**      1.61%**     (0.68)%**     190%        $ 1,555

TITAN 500 FUND -- C-CLASS
    DECEMBER 31, 2004             5.28           36.85     16.72%      2.45%        2.45%       (1.52)%       190%         77,838
    December 31, 2003            10.81           31.57     52.07%      2.46%        2.46%       (1.52)%       769%         70,715
    December 31, 2002++         (18.48)          20.76    (47.09)%     2.50%        2.50%       (1.56)%     1,227%         11,491
    December 31, 2001++         (20.76)          39.24    (34.60)%     2.64%        2.50%       (2.08)%     1,494%          7,965
    December 31, 2000*++         (4.02)          60.00     (6.28)%     2.50%**      2.50%**      3.10%**        0%            190

TITAN 500 FUND -- H-CLASS
    DECEMBER 31, 2004             5.70           38.13     17.58%      1.70%        1.70%       (0.77)%       190%        352,125
    December 31, 2003            11.25           32.43     53.12%      1.71%        1.71%       (0.77)%       769%        247,115
    December 31, 2002++         (18.48)          21.18    (46.60)%     1.75%        1.75%       (0.81)%     1,227%        124,716
    December 31, 2001++         (20.37)          39.66    (33.93)%     1.89%        1.75%       (0.52)%     1,494%         97,786
    December 31, 2000*++        (14.97)          60.03    (19.92)%     2.21%**      1.75%**      4.08%**        0%         64,745

TEMPEST 500 FUND -- A-CLASS
    DECEMBER 31, 2004*           (8.88)          42.11    (17.42)%     1.65%**      1.65%**     (0.72)%**       0%          1,498

TEMPEST 500 FUND -- C-CLASS
    DECEMBER 31, 2004           (10.66)          40.92    (20.67)%     2.45%        2.45%       (1.52)%         0%         28,465
    December 31, 2003           (40.49)          51.58    (43.98)%     2.46%        2.46%       (1.52)%         0%         33,841
    December 31, 2002            24.09           92.07     36.54%      2.50%        2.50%       (1.49)%         0%         16,786
    December 31, 2001*            6.96           67.98     11.41%      2.50%**      2.50%**     (1.52)%**       0%          1,231

TEMPEST 500 FUND -- H-CLASS
    DECEMBER 31, 2004           (10.53)          42.13    (20.00)%     1.70%        1.70%       (0.77)%         0%        224,369
    December 31, 2003           (40.61)          52.66    (43.54)%     1.71%        1.71%       (0.77)%         0%        311,796
    December 31, 2002            24.88           93.27     37.48%      1.75%        1.75%       (0.81)%         0%        340,962
    December 31, 2001            11.78           68.39     20.81%      1.75%        1.75%       (0.39)%         0%        128,237
    December 31, 2000*            6.61           56.61     13.92%      2.59%**      1.75%**      2.95%**        0%         35,941

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 19, 2000--TITAN 500 FUND H-CLASS AND TEMPEST 500 FUND H-CLASS; NOVEMBER 27, 2000--TITAN 500 FUND C-CLASS; MARCH 7, 2001--TEMPEST 500 FUND C-CLASS; SEPTEMBER 1, 2004--TITAN 500 FUND A-CLASS AND TEMPEST 500 FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR PERIODS ENDED DECEMBER 31, 2000 THROUGH DECEMBER 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

ss. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                              See Notes to Financial Statements.


36 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                   NET REALIZED      NET INCREASE
                                      NET ASSET         NET             AND           (DECREASE)     DISTRIBUTIONS
                                        VALUE,      INVESTMENT      UNREALIZED       IN NET ASSET      FROM NET
                                      BEGINNING       INCOME      GAINS (LOSSES)   VALUE RESULTING    INVESTMENT
                                      OF PERIOD       (LOSS)+      ON SECURITIES   FROM OPERATIONS      INCOME
------------------------------------------------------------------------------------------------------------------
VELOCITY 100 FUND -- A-CLASS
   DECEMBER 31, 2004*                   $ 16.73     $  (.10)           $  6.09           $  5.99          $  --

VELOCITY 100 FUND -- C-CLASS
   DECEMBER 31, 2004                      18.82        (.27)              2.86              2.59             --
   December 31, 2003                       9.69        (.22)              9.77              9.55             --
   December 31, 2002                      31.45        (.19)            (21.57)           (21.76)            --
   December 31, 2001                     104.50        (.45)            (72.60)           (73.05)            --
   December 31, 2000*++                  160.00       (2.00)            (53.50)           (55.50)            --

VELOCITY 100 FUND -- H-CLASS
   DECEMBER 31, 2004                      19.81        (.15)              3.06              2.91             --
   December 31, 2003                      10.11        (.12)             10.24             10.12             --
   December 31, 2002                      32.06        (.12)            (21.83)           (21.95)            --
   December 31, 2001                     104.70        (.14)            (72.50)           (72.64)            --
   December 31, 2000*++                  250.00        2.30            (147.60)          (145.30)            --

VENTURE 100 FUND -- A-CLASS
   DECEMBER 31, 2004*                     28.20        (.04)             (8.10)            (8.14)            --

VENTURE 100 FUND -- C-CLASS
   DECEMBER 31, 2004                      26.15        (.38)             (6.21)            (6.59)            --
   December 31, 2003                      71.08        (.58)            (44.35)           (44.93)            --
   December 31, 2002                      48.72       (1.13)             25.48             24.35             --
   December 31, 2001*                     57.68        (.69)             (8.27)            (8.96)            --

VENTURE 100 FUND -- H-CLASS
   DECEMBER 31, 2004                      26.59        (.20)             (6.34)            (6.54)            --
   December 31, 2003                      71.71        (.31)            (44.81)           (45.12)            --
   December 31, 2002                      48.87        (.58)             25.41             24.83             --
   December 31, 2001                      51.44        (.29)             (2.28)            (2.57)            --
   December 31, 2000*                     50.00        1.01                .90              1.91           (.47)

                                      DISTRIBUTIONS                    NET INCREASE   NET ASSET
                                         FROM NET                     (DECREASE) IN     VALUE,       TOTAL
                                         REALIZED         TOTAL         NET ASSET       END OF    INVESTMENT
                                      CAPITAL GAINS   DISTRIBUTIONS       VALUE         PERIOD      RETURN
------------------------------------------------------------------------------------------------------------
VELOCITY 100 FUND -- A-CLASS
   DECEMBER 31, 2004*                     $  --           $  --         $  5.99     $   22.72       35.80%

VELOCITY 100 FUND -- C-CLASS
   DECEMBER 31, 2004                         --              --            2.59         21.41       13.76%
   December 31, 2003                       (.42)           (.42)           9.13         18.82       98.54%
   December 31, 2002                         --              --          (21.76)         9.69      (69.19)%
   December 31, 2001                         --              --          (73.05)        31.45      (69.90)%
   December 31, 2000*++                      --              --          (55.50)       104.50      (34.69)%

VELOCITY 100 FUND -- H-CLASS
   DECEMBER 31, 2004                         --              --            2.91         22.72       14.69%
   December 31, 2003                       (.42)           (.42)           9.70         19.81      100.09%
   December 31, 2002                         --              --          (21.95)        10.11      (68.47)%
   December 31, 2001                         --              --          (72.64)        32.06      (69.38)%
   December 31, 2000*++                      --              --         (145.30)       104.70      (58.12)%

VENTURE 100 FUND -- A-CLASS
   DECEMBER 31, 2004*                        --              --           (8.14)        20.06      (28.87)%

VENTURE 100 FUND -- C-CLASS
   DECEMBER 31, 2004                         --              --           (6.59)        19.56      (25.20)%
   December 31, 2003                         --              --          (44.93)        26.15      (63.21)%
   December 31, 2002                      (1.99)          (1.99)          22.36         71.08       50.09%
   December 31, 2001*                        --              --           (8.96)        48.72      (15.53)%

VENTURE 100 FUND -- H-CLASS
   DECEMBER 31, 2004                         --              --           (6.54)        20.05      (24.60)%
   December 31, 2003                         --              --          (45.12)        26.59      (62.92)%
   December 31, 2002                      (1.99)          (1.99)          22.84         71.71       50.92%
   December 31, 2001                         --              --           (2.57)        48.87       (5.00)%
   December 31, 2000*                        --            (.47)           1.44         51.44        3.92%


                                                  RATIOS TO
                                             AVERAGE NET ASSETS:
                                      --------------------------------
                                                                   NET                    NET ASSETS,
                                                                INVESTMENT   PORTFOLIO       END OF
                                        GROSS         NET         INCOME      TURNOVER   PERIOD (000's
                                      EXPENSES ss. EXPENSES ss.   (LOSS)      RATE***       OMITTED)
------------------------------------------------------------------------------------------------------
VELOCITY 100 FUND -- A-CLASS
   DECEMBER 31, 2004*                    1.58%**     1.58%**     (0.65)%**       154%      $   2,308

VELOCITY 100 FUND -- C-CLASS
   DECEMBER 31, 2004                     2.44%       2.44%       (1.51)%         154%         86,591
   December 31, 2003                     2.46%       2.46%       (1.52)%         530%         54,498
   December 31, 2002                     2.50%       2.50%       (1.54)%         298%         15,311
   December 31, 2001                     2.50%       2.50%       (1.58)%         733%         15,205
   December 31, 2000*++                  2.50%**     2.50%**    (14.36)%**       757%             83

VELOCITY 100 FUND -- H-CLASS
   DECEMBER 31, 2004                     1.67%       1.67%       (0.76)%         154%        663,642
   December 31, 2003                     1.71%       1.71%       (0.77)%         530%        460,652
   December 31, 2002                     1.75%       1.75%       (0.81)%         298%        162,943
   December 31, 2001                     1.75%       1.75%       (0.81)%         733%        197,495
   December 31, 2000*++                  2.16%**     1.75%**      1.89%**        757%        130,126

VENTURE 100 FUND -- A-CLASS
   DECEMBER 31, 2004*                    1.54%**     1.54%**     (0.61)%**         0%            639

VENTURE 100 FUND -- C-CLASS
   DECEMBER 31, 2004                     2.45%       2.45%       (1.52)%           0%         27,640
   December 31, 2003                     2.46%       2.46%       (1.52)%           0%         38,597
   December 31, 2002                     2.50%       2.50%       (1.60)%           0%         22,654
   December 31, 2001*                    2.50%**     2.50%**     (1.42)%**         0%          5,794

VENTURE 100 FUND -- H-CLASS
   DECEMBER 31, 2004                     1.70%       1.70%       (0.77)%           0%        294,779
   December 31, 2003                     1.71%       1.71%       (0.77)%           0%        323,450
   December 31, 2002                     1.75%       1.75%       (0.80)%           0%        299,375
   December 31, 2001                     1.75%       1.75%       (0.50)%           0%        136,249
   December 31, 2000*                    2.41%**     1.75%**      4.87%**          0%         28,808

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 23, 2000--VENTURE 100 FUND H-CLASS; MAY 24, 2000--VELOCITY 100 FUND H-CLASS; NOVEMBER 20, 2000--VELOCITY 100 FUND C-CLASS; MARCH 8, 2001--VENTURE 100 FUND C-CLASS; SEPTEMBER 1, 2004--VELOCITY 100 FUND A-CLASS AND VENTURE 100 FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIOD ENDED DECEMBER 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:10 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.

ss. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

See Notes to Financial Statements.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 37

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                             NET REALIZED   NET INCREASE
                                       NET ASSET                 AND         (DECREASE)    DISTRIBUTIONS DISTRIBUTIONS
                                        VALUE,      NET       UNREALIZED    IN NET ASSET      FROM NET      FROM NET
                                       BEGINNING INVESTMENT GAINS (LOSSES) VALUE RESULTING   INVESTMENT     REALIZED       TOTAL
                                       OF PERIOD   LOSS+    ON SECURITIES  FROM OPERATIONS     INCOME    CAPITAL GAINS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND -- A-CLASS
    DECEMBER 31, 2004*                  $ 22.72   $  (.05)     $  2.72         $  2.67         $  --         $  --         $   --

LONG DYNAMIC DOW 30 FUND -- C-CLASS
    DECEMBER 31, 2004*                    25.00      (.30)         .52             .22            --            --             --

LONG DYNAMIC DOW 30 FUND -- H-CLASS
    DECEMBER 31, 2004*                    25.00      (.14)         .52             .38            --            --             --

INVERSE DYNAMIC DOW 30 FUND -- A-CLASS
    DECEMBER 31, 2004*                    52.00      (.11)       (6.29)          (6.40)           --          (.19)          (.19)

INVERSE DYNAMIC DOW 30 FUND -- C-CLASS
    DECEMBER 31, 2004*                    50.00      (.69)       (4.02)          (4.71)           --          (.19)          (.19)

INVERSE DYNAMIC DOW 30 FUND -- H-CLASS
    DECEMBER 31, 2004*                    50.00      (.33)       (4.07)          (4.40)           --          (.19)          (.19)

                                                                                       RATIOS TO
                                                                                  AVERAGE NET ASSETS:
                                                                    -----------------------------------------------
                                        NET INCREASE    NET ASSET                                                       NET ASSETS,
                                        (DECREASE) IN     VALUE,      TOTAL                       NET      PORTFOLIO       END OF
                                          NET ASSET       END OF    INVESTMENT      TOTAL     INVESTMENT   TURNOVER    PERIOD (000'S
                                            VALUE         PERIOD      RETURN     EXPENSES ss.    LOSS       RATE***       OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND -- A-CLASS
    DECEMBER 31, 2004*                     $  2.67      $  25.39      11.75%       1.56%**     (0.63)%**     796%          $  359

LONG DYNAMIC DOW 30 FUND -- C-CLASS
    DECEMBER 31, 2004*                         .22         25.22       0.88%       2.41%**     (1.48)%**     796%           4,368

LONG DYNAMIC DOW 30 FUND -- H-CLASS
    DECEMBER 31, 2004*                         .38         25.38       1.52%       1.65%**     (0.72)%**     796%          37,218

INVERSE DYNAMIC DOW 30 FUND -- A-CLASS
    DECEMBER 31, 2004*                       (6.59)        45.41     (12.30)%      1.62%**     (0.69)%**       0%             347

INVERSE DYNAMIC DOW 30 FUND -- C-CLASS
    DECEMBER 31, 2004*                       (4.90)        45.10      (9.42)%      2.43%**     (1.50)%**       0%             455

INVERSE DYNAMIC DOW 30 FUND -- H-CLASS
    DECEMBER 31, 2004*                       (4.59)        45.41      (8.80)%      1.67%**     (0.74)%**       0%          17,712

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- LONG DYNAMIC DOW 30 FUND C-CLASS AND H-CLASS AND INVERSE DYNAMIC DOW 30 FUND C-CLASS AND H-CLASS; SEPTEMBER 1, 2004 -- LONG DYNAMIC DOW 30 FUND A-CLASS AND INVERSE DYNAMIC DOW 30 FUND A-CLASS.

 **   ANNUALIZED.

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

ss. EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                              See Notes to Financial Statements.


38 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Each of the six funds included in the Trust are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Titan 500 Fund would act as a feeder, holding shares of the Titan 500 Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Feeder Funds, which is the part of the master-feeder arrangement in which shareholders invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 39

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                  TITAN 500       TEMPEST 500      VELOCITY 100       VENTURE 100
                                                                     MASTER            MASTER            MASTER            MASTER
                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Note 1,2,6, and 9)                     $  496,379,337    $  245,486,259    $  866,655,992    $  324,782,047
Segregated Cash with Broker                                      22,741,384        13,886,860        37,107,119        15,173,763
Receivable for Equity Index Swap Settlement (Note 1)                136,339           398,684                --         1,742,309
Receivable for Futures Contracts Settlement (Note 1)                     --           100,248                --                --
Receivable for Securities Sold (Note 1)                           5,564,576                --         3,687,537                --
Receivable for Shares Purchased                                     569,189                --        21,877,692                --
Investment Income Receivable (Note 1)                               412,975            15,674           246,692            16,853
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                 525,803,800       259,887,725       929,575,032       341,714,972
=================================================================================================================================
LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                   402,113         1,217,796         1,357,972                --
Payable for Futures Contracts Settlement (Note 1)                   273,266                --           155,415            50,942
Payable upon Return of  Securities Loaned (Note 9)               75,509,588                --       174,805,895                --
Liability for Shares Redeemed                                    17,640,129         3,969,823                --        18,131,599
Investment Advisory Fee Payable (Note 4)                            351,015           222,742           583,939           306,688
Custody Fees Payable                                                  9,361             6,441            16,884             8,178
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                             94,185,472         5,416,802       176,920,105        18,497,407
=================================================================================================================================
NET ASSETS                                                   $  431,618,328    $  254,470,923    $  752,654,927    $  323,217,565
=================================================================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $  446,876,601    $  656,342,727    $  784,184,851    $  557,035,474
Undistributed Net Investment Income                                 280,142                --                --                --
Accumulated Net Realized Loss on Investments, Options,
   Equity Index Swaps, and Futures Contracts                    (77,089,693)     (400,345,585)     (177,968,037)     (235,152,989)
Net Unrealized Appreciation (Depreciation) on Investments,
   Options, Equity Index Swaps, and Futures Contracts            61,551,278        (1,526,219)      146,438,113         1,335,080
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                   $  431,618,328    $  254,470,923    $  752,654,927    $  323,217,565
=================================================================================================================================
Shares Outstanding                                               13,772,947         6,625,192        77,993,092        15,628,720
Net Asset Values                                             $        31.34    $        38.41    $         9.65    $        20.68

* THE COST OF SECURITIES AT VALUE IS $438,947,524, $245,492,859, $722,054,772, $324,785,647, $41,888,039 AND $20,085,616, RESPECTIVELY.

                                              See Notes to Financial Statements.


40 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

                                                               December 31, 2004
--------------------------------------------------------------------------------

                                                                       LONG           INVERSE
                                                             DYNAMIC DOW 30    DYNAMIC DOW 30
                                                           MASTER PORTFOLIO  MASTER PORTFOLIO
---------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Note 1,2,6, and 9)                     $   43,773,430    $   20,085,616
Segregated Cash with Broker                                         898,000           200,000
Receivable for Equity Index Swap Settlement (Note 1)                349,774                --
Receivable for Futures Contracts Settlement (Note 1)                     --             5,500
Receivable for Securities Sold (Note 1)                                  --                --
Receivable for Shares Purchased                                   1,942,050           163,950
Investment Income Receivable (Note 1)                                30,752             2,516
---------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                  46,994,006        20,457,582
=============================================================================================
LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                        --           469,099
Payable for Futures Contracts Settlement (Note 1)                    25,496                --
Payable upon Return of  Securities Loaned (Note 9)                3,268,650                --
Liability for Shares Redeemed                                     1,722,811         1,450,794
Investment Advisory Fee Payable (Note 4)                             29,261            17,599
Custody Fees Payable                                                    832               469
---------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                              5,047,050         1,937,961
=============================================================================================
NET ASSETS                                                   $   41,946,956    $   18,519,621
=============================================================================================
NET ASSETS CONSIST OF
Paid-In Capital                                              $   40,140,068    $   21,457,321
Undistributed Net Investment Income                                      --                --
Accumulated Net Realized Loss on Investments, Options,
   Equity Index Swaps, and Futures Contracts                       (666,670)       (2,765,603)
Net Unrealized Appreciation (Depreciation) on Investments,
   Options, Equity Index Swaps, and Futures Contracts             2,473,558          (172,097)
---------------------------------------------------------------------------------------------
NET ASSETS                                                   $   41,946,956    $   18,519,621
=============================================================================================
Shares Outstanding                                                1,641,056           408,236
Net Asset Values                                             $        25.56    $        45.36


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 41

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                  TITAN 500       TEMPEST 500      VELOCITY 100       VENTURE 100
                                                                     MASTER            MASTER            MASTER            MASTER
                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $      969,890    $    5,019,449    $    1,800,930    $    6,792,005
Interest from Securities Lending, net (Note 9)                       26,678                --           103,089                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                  5,607,024                --         5,592,075                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                  6,603,592         5,019,449         7,496,094         6,792,005
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 4)                                            3,174,901         3,555,042         4,948,104         4,572,427
Custodian Fees                                                       88,474            96,189           135,708           119,984
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                3,263,375         3,651,231         5,083,812         4,692,411
---------------------------------------------------------------------------------------------------------------------------------
 Net Investment Income                                            3,340,217         1,368,218         2,412,282         2,099,594
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                           (10,300,612)       (8,657,545)      (10,431,265)         (461,850)
Equity Index Swaps                                               26,714,523       (36,913,072)       47,731,669      (150,016,380)
Futures Contracts                                                14,632,258       (73,169,671)       15,882,312       (40,323,008)
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                               31,046,169      (118,740,288)       53,182,716      (190,801,238)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            28,660,571         5,845,517        48,304,805            31,400
Equity Index Swaps                                                 (551,508)         (588,407)      (15,232,300)       26,699,668
Futures Contracts                                                (9,324,791)       16,369,495        (5,681,980)        2,846,706
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             18,784,272        21,626,605        27,390,525        29,577,774
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   49,830,441       (97,113,683)       80,573,241      (161,223,464)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $   53,170,658    $  (95,745,465)   $   82,985,523    $ (159,123,870)
=================================================================================================================================

 *    NET OF FOREIGN TAX WITHHELD OF $0, $0, $5,717, $0, $0, AND $0,
      RESPECTIVELY.

**    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

                                              See Notes to Financial Statements.


42 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

                                                  Period Ended December 31, 2004
--------------------------------------------------------------------------------

                                                                       LONG           INVERSE
                                                             DYNAMIC DOW 30    DYNAMIC DOW 30
                                                                     MASTER            MASTER
                                                                PORTFOLIO**       PORTFOLIO**
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $       51,742    $      162,595
Interest from Securities Lending, net (Note 9)                           79                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                    221,416                --
---------------------------------------------------------------------------------------------
    Total Income                                                    273,237           162,595
---------------------------------------------------------------------------------------------
EXPENSES
Advisory Fees (Note 4)                                              130,584           112,552
Custodian Fees                                                        4,540             2,887
---------------------------------------------------------------------------------------------
    Total Expenses                                                  135,124           115,439
---------------------------------------------------------------------------------------------
 Net Investment Income                                              138,113            47,156
=============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            (1,078,623)           86,050
Equity Index Swaps                                                 (143,040)       (1,854,894)
Futures Contracts                                                 1,199,287        (2,107,690)
---------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                  (22,376)       (3,876,534)
---------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             1,885,390                --
Equity Index Swaps                                                  320,116          (189,279)
Futures Contracts                                                   268,052            17,182
---------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              2,473,558          (172,097)
---------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    2,451,182        (4,048,631)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $    2,589,295    $   (4,001,475)
=============================================================================================


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 43

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        TITAN 500                          TEMPEST 500
                                                                     MASTER PORTFOLIO                    MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR              YEAR              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003              2004              2003
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $    3,340,217    $    1,186,823    $    1,368,218    $      263,648
Net Realized Gain (Loss) on Investments                          31,046,169        41,307,080      (118,740,288)     (283,188,593)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                 18,784,272        39,294,563        21,626,605       (38,149,815)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                               53,170,658        81,788,466       (95,745,465)     (321,074,760)
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                                      (7,022,274)       (5,866,394)               --                --
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                           (7,022,274)       (5,866,394)               --                --
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                1,527,373,764     2,081,578,858     1,385,079,824     2,450,192,831
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                                 --         5,866,394                --                --
COST OF SHARES REDEEMED                                      (1,459,766,951)   (1,981,805,545)   (1,380,653,282)   (2,141,277,364)
=================================================================================================================================
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                                       67,606,813       105,639,707         4,426,542       308,915,467
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           113,755,197       181,561,779       (91,318,923)      (12,159,293)
NET ASSETS--BEGINNING OF PERIOD                                 317,863,131       136,301,352       345,789,846       357,949,139
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $  431,618,328    $  317,863,131    $  254,470,923    $  345,789,846
=================================================================================================================================
TRANSACTIONS IN SHARES
Shares Purchased                                                 54,950,649       102,540,663        30,363,072        36,310,828
Shares Purchased Through Reinvestment                                    --           216,226                --                --
---------------------------------------------------------------------------------------------------------------------------------
Total Purchased                                                  54,950,649       102,756,889        30,363,072        36,310,828
Shares Redeemed                                                 (53,016,615)      (98,611,326)      (30,994,414)      (33,327,931)
---------------------------------------------------------------------------------------------------------------------------------
Net Shares Purchased (Redeemed)                                   1,934,034         4,145,563          (631,342)        2,982,897
=================================================================================================================================


                                                                       VELOCITY 100
                                                                     MASTER PORTFOLIO
---------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR
                                                                      ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003
---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $    2,412,282    $   (1,699,582)
Net Realized Gain (Loss) on Investments                          53,182,716       106,528,146
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                 27,390,525       108,126,993
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                               82,985,523       212,955,557
---------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                                      (1,325,211)      (99,743,672)
---------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                           (1,325,211)      (99,743,672)
=============================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                2,540,629,542     2,251,310,679
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                                 --        99,743,672
COST OF SHARES REDEEMED                                      (2,384,430,941)   (2,127,844,686)
=============================================================================================
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                                      156,198,601       223,209,665
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           237,858,913       336,421,550
NET ASSETS--BEGINNING OF PERIOD                                 514,796,014       178,374,464
---------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $  752,654,927    $  514,796,014
=============================================================================================
TRANSACTIONS IN SHARES
Shares Purchased                                                314,354,568       317,962,061
Shares Purchased Through Reinvestment                                    --        10,009,576
---------------------------------------------------------------------------------------------
Total Purchased                                                 314,354,568       327,971,637
Shares Redeemed                                                (297,869,477)     (302,752,789)
---------------------------------------------------------------------------------------------
Net Shares Purchased (Redeemed)                                  16,485,091        25,218,848
=============================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

                                              See Notes to Financial Statements.


44 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                  LONG DYNAMIC    INVERSE DYNAMIC
                                                                       VENTURE 100                   DOW 30            DOW 30
                                                                     MASTER PORTFOLIO           MASTER PORTFOLIO  MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR              YEAR            PERIOD            PERIOD
                                                                      ENDED             ENDED             ENDED             ENDED
                                                               DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                       2004              2003             2004*             2004*
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $    2,099,594    $      591,808    $      138,113    $       47,156
Net Realized Gain (Loss) on Investments                        (190,801,238)     (344,813,057)          (22,376)       (3,876,534)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                                 29,577,774       (37,547,165)        2,473,558          (172,097)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                             (159,123,870)     (381,768,414)        2,589,295        (4,001,475)
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                                              --                --                --          (191,407)
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                   --                --                --          (191,407)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                2,427,247,227     2,272,440,403       338,885,039       309,251,914
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                                 --                --                --                --
COST OF SHARES REDEEMED                                      (2,307,481,488)   (1,850,287,728)     (299,527,378)     (286,539,411)
=================================================================================================================================
NET INCREASE IN NET ASSETS
   FROM SHARE TRANSACTIONS                                      119,765,739       422,152,675        39,357,661        22,712,503
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (39,358,131)       40,384,261        41,946,956        18,519,621
NET ASSETS--BEGINNING OF PERIOD                                 362,575,696       322,191,435                --                --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $  323,217,565    $  362,575,696    $   41,946,956    $   18,519,621
=================================================================================================================================
TRANSACTIONS IN SHARES
Shares Purchased                                                 91,809,067        54,077,898        14,555,898         5,987,299
Shares Purchased Through Reinvestment                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Total Purchased                                                  91,809,067        54,077,898        14,555,898         5,987,299
Shares Redeemed                                                 (89,506,312)      (45,179,512)      (12,914,842)       (5,579,063)
---------------------------------------------------------------------------------------------------------------------------------
Net Shares Purchased (Redeemed)                                   2,302,755         8,898,386         1,641,056           408,236
=================================================================================================================================

                                                DYNAMIC FUNDS ANNUAL REPORT | 45

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                             NET REALIZED     NET INCREASE
                                   NET ASSET      NET            AND           (DECREASE)
                                    VALUE,     INVESTMENT     UNREALIZED      IN NET ASSET
                                  BEGINNING      INCOME     GAINS (LOSSES)   VALUE RESULTING
                                   OF PERIOD     (LOSS)     ON SECURITIES    FROM OPERATIONS
--------------------------------------------------------------------------------------------
TITAN 500 MASTER PORTFOLIO
   DECEMBER 31, 2004                $26.85        $ .24         $  4.74          $  4.98
   December 31, 2003                 17.72          .09            9.54             9.63
   December 31, 2002                 32.91          .14          (15.33)          (15.19)
   December 31, 2001*                50.00          .76          (17.21)          (16.45)
TEMPEST 500 MASTER PORTFOLIO
   DECEMBER 31, 2004                 47.65          .21           (9.45)           (9.24)
   December 31, 2003                 83.76          .04          (36.15)          (36.11)
   December 31, 2002                 60.43          .41           22.92            23.33
   December 31, 2001*                50.00          .81           10.00            10.81
VELOCITY 100 MASTER PORTFOLIO
   DECEMBER 31, 2004                  8.37         (.05)           1.35             1.30
   December 31, 2003                  4.92         (.03)           5.33             5.30
   December 31, 2002                 15.44         (.02)         (10.50)          (10.52)
   December 31, 2001*                50.00          .09          (34.65)          (34.56)
VENTURE 100 MASTER PORTFOLIO
   DECEMBER 31, 2004                 27.21          .13           (6.66)           (6.53)
   December 31, 2003                 72.77          .04          (45.60)          (45.56)
   December 31, 2002                 47.73          .47           24.57            25.04
   December 31, 2001*                50.00          .45           (2.51)           (2.06)
LONG DYNAMIC DOW 30
   MASTER PORTFOLIO
   DECEMBER 31, 2004*                25.00          .08             .48              .56
INVERSE DYNAMIC DOW 30
   MASTER PORTFOLIO
   DECEMBER 31, 2004*                50.00          .12           (4.24)           (4.12)


                                    DISTRIBUTIONS TO FEEDER FUNDS FROM:
                                                                  NET                       NET INCREASE   NET ASSET
                                       NET                     REALIZED                     (DECREASE)IN    VALUE,
                                   INVESTMENT      RETURN OF    CAPITAL        TOTAL         NET ASSET      END OF
                                     INCOME         CAPITAL      GAINS     DISTRIBUTIONS      VALUE         PERIOD
--------------------------------------------------------------------------------------------------------------------
TITAN 500 MASTER PORTFOLIO
   DECEMBER 31, 2004                $  --           $   --     $ (.49)        $  (.49)        $  4.49       $ 31.34
   December 31, 2003                   --               --       (.50)           (.50)           9.13         26.85
   December 31, 2002                   --               --         --              --          (15.19)        17.72
   December 31, 2001*                (.03)            (.61)        --            (.64)         (17.09)        32.91
TEMPEST 500 MASTER PORTFOLIO
   DECEMBER 31, 2004                   --               --         --              --           (9.24)        38.41
   December 31, 2003                   --               --         --              --          (36.11)        47.65
   December 31, 2002                   --               --         --              --           23.33         83.76
   December 31, 2001*                (.38)              --         --            (.38)          10.43         60.43
VELOCITY 100 MASTER PORTFOLIO
   DECEMBER 31, 2004                   --               --       (.02)           (.02)           1.28          9.65
   December 31, 2003                   --               --      (1.85)          (1.85)           3.45          8.37
   December 31, 2002                   --               --         --              --          (10.52)         4.92
   December 31, 2001*                  --               --         --              --          (34.56)        15.44
VENTURE 100 MASTER PORTFOLIO
   DECEMBER 31, 2004                   --               --         --              --           (6.53)        20.68
   December 31, 2003                   --               --         --              --          (45.56)        27.21
   December 31, 2002                   --               --         --              --           25.04         72.77
   December 31, 2001*                (.21)              --         --            (.21)          (2.27)        47.73
LONG DYNAMIC DOW 30
   MASTER PORTFOLIO
   DECEMBER 31, 2004*                  --               --         --              --             .56         25.56
INVERSE DYNAMIC DOW 30
   MASTER PORTFOLIO
   DECEMBER 31, 2004*                  --               --       (.52)           (.52)          (4.64)        45.36

                                                             RATIOS TO
                                                        AVERAGE NET ASSETS:
                                                 --------------------------------
                                                                NET                   NET ASSETS,
                                     TOTAL                  INVESTMENT   PORTFOLIO      END OF
                                  INVESTMENT       TOTAL      INCOME     TURNOVER    PERIOD (000'S
                                    RETURN        EXPENSE     (LOSS)      RATE***      OMITTED)
--------------------------------------------------------------------------------------------------
TITAN 500 MASTER PORTFOLIO
   DECEMBER 31, 2004                18.55%       0.93%        0.95%          190%      $ 431,618
   December 31, 2003                54.39%       0.94%        0.59%          769%        317,863
   December 31, 2002               (46.16)%      0.94%        0.64%        1,227%        136,301
   December 31, 2001*              (33.19)%      1.19%**      1.50%**      1,494%        105,454
TEMPEST 500 MASTER PORTFOLIO
   DECEMBER 31, 2004               (19.39)%      0.93%        0.35%            0%        254,471
   December 31, 2003               (43.11)%      0.94%        0.05%            0%        345,790
   December 31, 2002                38.61%       0.94%        0.52%            0%        357,949
   December 31, 2001*               21.69%       0.91%**      1.93%**          0%        129,611
VELOCITY 100 MASTER PORTFOLIO
   DECEMBER 31, 2004                15.63%       0.93%        0.44%          154%        752,655
   December 31, 2003               107.76%       0.94%       (0.50)%         530%        514,796
   December 31, 2002               (68.13)%      0.94%       (0.27)%         298%        178,374
   December 31, 2001*              (69.12)%      0.97%**      0.74%**        733%        213,072
VENTURE 100 MASTER PORTFOLIO
   DECEMBER 31, 2004               (24.00)%      0.93%        0.41%            0%        323,218
   December 31, 2003               (62.61)%      0.94%        0.15%            0%        362,576
   December 31, 2002                52.46%       0.94%        0.67%            0%        322,191
   December 31, 2001*               (4.31)%      0.89%**      2.52%**          0%        142,174
LONG DYNAMIC DOW 30
   MASTER PORTFOLIO
   DECEMBER 31, 2004*                2.24%       0.93%**      0.96%**        796%         41,947
INVERSE DYNAMIC DOW 30
   MASTER PORTFOLIO
   DECEMBER 31, 2004*               (8.23)%      0.93%**      0.38%**          0%         18,520

  * SINCE THE COMMENCEMENT OF OPERATIONS: JANUARY 1, 2001--TITAN 500 MASTER PORTFOLIO, TEMPEST 500 MASTER PORTFOLIO, VELOCITY 100 MASTER PORTFOLIO AND VENTURE 100 MASTER PORTFOLIO; FEBRUARY 20, 2004--LONG DYNAMIC DOW 30 MASTER PORTFOLIO AND INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                              See Notes to Financial Statements.


46 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

The Rydex Dynamic Funds (the "Trust") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a nondiversified, open-ended investment company, and are authorized to issue an unlimited number of no par value shares. The Trust consists of six separate Master Portfolios (the "Master Portfolios") and six separate Feeder Funds (the "Feeder Funds") (See Note 3). The Feeder Funds offer three classes of shares, A-Class Shares, C-Class Shares and H-Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if shares are redeemed within 12 months of purchase. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

                            SALES CHARGE AS % OF       SALES CHARGE AS % OF NET
AMOUNT OF INVESTMENT           OFFERING PRICE              AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                 4.75%                        4.99%
$100,000 but less
than $250,000                      3.75%                        3.90%
$250,000 but less
than $500,000                      2.75%                        2.83%
$500,000 but less
than $1,000,000                    1.60%                        1.63%
Greater than $1,000,000            0.00%                        0.00%

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Trust.

A. The Trust calculates a net asset value per share ("NAV") twice each business day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange (usually 4:00 p.m., Eastern Time). The NAV is calculated using the current market value of each Feeder Fund's and Master Portfolio's total assets as of the respective time of calculation. These financial statements are based on the December 31, 2004 afternoon NAV.

B. All equity securities for the morning NAV are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the "NYSE", usually 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV . Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of 10:45 a.m., Eastern Time, on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price as of 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV cycle.

The value of domestic equity index swap agreements entered into by the Master Portfolios is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and
(b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily NAV.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 47

--------------------------------------------------------------------------------

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

D. When a Master Portfolio engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio maintains a segregated account of securities as collateral for short sales. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.

E. Upon the purchase of an option by a Master Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Master Portfolio will realize a loss in the amount of the cost of the option. When a Master Portfolio enters into a closing sale transaction, the Master Portfolio will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Master Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Master Portfolio exercises a call option, the cost of the security that the Master Portfolio purchases upon exercise will be increased by the premium originally paid. When a Master Portfolio writes (sells) an option, an amount equal to the premium received is entered in the Master Portfolio's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Master Portfolio may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Master Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Master Portfolio may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses of the Feeder Funds are allocated to the classes of the Feeder Funds based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. Distributions to shareholders are recorded on the ex-dividend date.

I. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.    FINANCIAL INSTRUMENTS

As part of its investment strategy, the Master Portfolio may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.


48 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Master Portfolios have established counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Master Portfolio will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Master Portfolio does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Master Portfolios have established counterparty credit guidelines and entered into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Master Portfolios are required to maintain collateral in various forms. The Master Portfolios use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Master Portfolio.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements, as well as short sales of securities include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

3.    MASTER-FEEDER ARRANGEMENT

Each of the six funds included in the Trust is operating under a `master-feeder arrangement.' Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-ended investment company that has the same investment objectives as the Fund, e.g., the Titan 500 Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read in conjunction with the Funds' financial statements. The percentage of Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, Venture 100 Master Portfolio, Long Dynamic Dow 30 Master Portfolio, and Inverse Dynamic Dow 30 Master Portfolio owned by the Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, Venture 100 Fund, Long Dynamic Dow 30 Fund, and Inverse Dynamic Dow 30 Fund, respectively, at December 31, 2004, was 100 percent.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

4.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the "Advisor"), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Master Portfolios. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Feeder Funds. The Servicer also provides accounting services to the Trust for fees calculated at an annualized rate of 0.15% of the average daily net assets of the Feeder Funds. Certain officers and trustees of the Trust are also officers of the Servicer.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 49

--------------------------------------------------------------------------------

The Trust has adopted a Distribution Plan (the "Plan") applicable to A-Class Shares and H-Class Shares that allows the Feeder Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Feeder Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Providers out of its fees.

The Trust has adopted a Distribution and Shareholder Services Plan (the "C-Class Plan") applicable to its C-Class Shares that allows the Feeder Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

5.    FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for derivatives, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The Funds' tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended December 31, 2004, the following Funds offset net realized capital gains with capital losses from previous years:

FUND                                                                      AMOUNT
--------------------------------------------------------------------------------
Titan 500 Fund                                                      $ 36,499,921
Titan 500 Master Portfolio                                            28,112,400
Velocity 100 Master Portfolio                                         66,269,674


50 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

The tax character of distributions paid during December 31, 2004 was as follows:

                                                    ORDINARY          LONG-TERM               TOTAL
FUND                                                  INCOME       CAPITAL GAIN       DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
Titan 500 Fund                                  $         --       $         --       $          --
Tempest 500 Fund                                          --                 --                  --
Velocity 100 Fund                                         --                 --                  --
Venture 100 Fund                                          --                 --                  --
Long Dynamic Dow 30 Fund                                  --                 --                  --
Inverse Dynamic Dow 30 Fund                           70,590                 --              70,590
Titan 500 Master Portfolio                         7,022,274                 --           7,022,274
Tempest 500 Master Portfolio                              --                 --                  --
Velocity 100 Master Portfolio                      1,325,211                 --           1,325,211
Venture 100 Master Portfolio                              --                 --                  --
Long Dynamic Dow 30 Portfolio                             --                 --                  --
Inverse Dynamic Dow 30 Portfolio                          --            191,407             191,407

The tax character of distributions paid during 2003 was as follows:

                                                    ORDINARY          LONG-TERM               TOTAL
FUND                                                  INCOME       CAPITAL GAIN       DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
Titan 500 Fund                                  $         --      $          --       $          --
Tempest 500 Fund                                          --                 --                  --
Velocity 100 Fund                                 11,158,886                 --          11,158,886
Venture 100 Fund                                          --                 --                  --
Titan 500 Master Portfolio                         5,866,394                 --           5,866,394
Tempest 500 Master Portfolio                              --                 --                  --
Velocity 100 Master Portfolio                     99,743,672                 --          99,743,672
Venture 100 Master Portfolio                              --                 --                  --


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 51

--------------------------------------------------------------------------------

The tax character of distributable earnings/(accumulated losses) at December 31, 2004 was a follows:

                                                             UNDISTRIBUTED               NET
                                                            REALIZED GAIN/        UNREALIZED
                                           UNDISTRIBUTED      (ACCUMULATED     APPRECIATION/     CAPITAL LOSS
FUND                                     ORDINARY INCOME             LOSS)    (DEPRECIATION)     CARRYFORWARD
-------------------------------------------------------------------------------------------------------------
Titan 500 Fund                              $         --      $         --    $   17,975,811    $   8,533,194(2)
Tempest 500 Fund                                      --                --      (454,578,612)              --
Velocity 100 Fund                                     --                --       (26,762,422)     141,606,715(2)
Venture 100 Fund                                      --                --      (591,683,273)              --
Long Dynamic Dow 30 Fund                              --                --           638,006               --
Inverse Dynamic Dow 30 Fund                           --           159,862        (5,420,793)              --
Titan 500 Master Portfolio                       280,142                --        28,355,102       43,893,517(1)
Tempest 500 Master Portfolio                          --                --          (783,099)     361,557,942(2)
Velocity 100 Master Portfolio                         --                --        88,162,995      119,692,918(2)
Venture 100 Master Portfolio                          --                --         1,310,464      198,619,812(2)
Long Dynamic Dow 30 Master Portfolio ..            3,886           762,619         1,040,383               --
Inverse Dynamic Dow 30 Master Portfolio               --                --          (189,279)              --

Differences between total distributable earnings (accumulated losses) on a tax basis and on a book basis are due to post-October losses.

(1)   EXPIRES IN 2010

(2)   TITAN 500 FUND: $8,186,458 EXPIRES IN 2009 AND $346,736 EXPIRES IN 2010.

      TEMPEST 500 MASTER PORTFOLIO: $214,703,529 EXPIRES IN 2011 AND $146,854,413 EXPIRES IN 2012.

      VELOCITY 100 FUND: $47,464,482 EXPIRES IN 2010 AND $94,142,233 EXPIRES IN 2012.

      VELOCITY 100 MASTER PORTFOLIO: $44,083,511 EXPIRES IN 2009 AND $75,609,407 EXPIRES IN 2010.

      VENTURE 100 MASTER PORTFOLIO: $10,516,342 EXPIRES IN 2010, $85,842,090 EXPIRES IN 2011, AND $102,261,380 EXPIRES IN 2012.

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At December 31, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                     TAX    TAX UNREALIZED    TAX UNREALIZED   NET UNREALIZED
FUND                                                COST              GAIN            (LOSS)      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
Titan 500 Fund                              $413,642,517      $ 17,975,811    $           --   $   17,975,811
Tempest 500 Fund                             709,049,535                --      (454,578,612)    (454,578,612)
Velocity 100 Fund                            779,417,349                --       (26,762,422)     (26,762,422)
Venture 100 Fund                             914,900,839                --      (591,683,273)    (591,683,273)
Long Dynamic Dow 30 Fund                      41,308,950           638,006                --          638,006
Inverse Dynamic Dow 30 Fund                   23,940,414                --        (5,420,793)      (5,420,793)
Titan 500 Master Portfolio                   472,143,700        30,728,216        (2,373,114)      28,355,102
Tempest 500 Master Portfolio                 244,749,738                --          (783,099)        (783,099)
Velocity 100 Master Portfolio                780,329,890        89,534,195        (1,371,200)      88,162,995
Venture 100 Master Portfolio                 324,810,263         1,338,680           (28,216)       1,310,464
Long Dynamic Dow 30 Master Portfolio          43,321,215         1,089,500           (49,117)       1,040,383
Inverse Dynamic Dow 30 Master Portfolio       20,102,798                --          (189,279)        (189,279)

POST-OCTOBER LOSSES DEFERRED

Pursuant to federal income tax regulations applicable to investment companies, the funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2004, $446,719, $427,223, $56,405,548,
$3,097,752, $39,530,764, $36,508,561, and $2,748,421 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2005 for Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, Venture 100 Fund, Tempest 500 Master Portfolio, Venture 100 Master Portfolio and Inverse Dynamic Dow 30 Master Portfolio, respectively.


52 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

--------------------------------------------------------------------------------

6.    REPURCHASE AGREEMENTS

The Master Portfolio transfers uninvested cash balances into joint accounts. The daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U. S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Master Portfolio's custodians and is evaluated daily to ensure that its market value exceeds 102% of the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of December 31, 2004 are as follows:

COUNTERPARTY                        TERMS OF AGREEMENT        FACE VALUE      MARKET VALUE      MATURITY VALUE
--------------------------------------------------------------------------------------------------------------
UBS Financial Services, Inc.        1.48% due 01/03/05      $350,000,000      $350,000,000       $ 350,043,167
Lehman Brothers, Inc.               1.55% due 01/03/05       115,370,343       115,370,343         115,385,245
--------------------------------------------------------------------------------------------------------------
                                                                              $465,370,343       $ 465,428,412
--------------------------------------------------------------------------------------------------------------

As of December 31, 2004, the collateral for the repurchase agreements in the joint accounts were as follows:

SECURITY TYPE                                             RANGE OF RATES         PAR VALUE        MARKET VALUE
--------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds                                       5.500%-11.250%     $ 57,860,000       $  79,560,177
U. S. Treasury Notes                                        1.625%-4.250%      360,836,736         395,116,891
--------------------------------------------------------------------------------------------------------------
                                                                                                 $ 474,677,068
--------------------------------------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

7.    SECURITIES TRANSACTIONS

During the period ended December 31, 2004, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                            TITAN 500      TEMPEST 500     VELOCITY 100      VENTURE 100       LONG DYNAMIC    INVERSE DYNAMIC
                               MASTER           MASTER           MASTER           MASTER      DOW 30 MASTER      DOW 30 MASTER
                            PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO          PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
Purchases                $564,629,583         $   --       $773,752,653         $   --        $ 104,008,992         $   --

Sales                    $521,222,472         $   --       $622,415,582         $   --        $  80,036,987         $   --


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 53

--------------------------------------------------------------------------------

8.    SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares were:

                                           SHARES PURCHASED             PURCHASED THROUGH DIVIDEND
----------------------------------------------------------------------------------------------------
                                     PERIOD ENDED      YEAR ENDED      PERIOD ENDED       YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                             2004            2003              2004             2003
----------------------------------------------------------------------------------------------------
TITAN 500 FUND
      A-Class*                             43,945              --                --               --
      C-Class                          20,036,208      60,328,977                --               --
      H-Class                         110,177,230     289,534,642                --               --

TEMPEST 500 FUND
      A-Class*                             36,455              --                --               --
      C-Class                           4,710,832       6,048,273                --               --
      H-Class                          65,082,011      80,864,769                --               --

VELOCITY 100 FUND
      A-Class*                            110,613              --                --               --
      C-Class                          31,649,286      34,579,953                --           57,816
      H-Class                         451,837,507     467,196,530                --          467,073

VENTURE 100 FUND
      A-Class*                             46,049              --                --               --
      C-Class                          18,661,324      17,702,862                --               --
      H-Class                         319,589,042     180,328,028                --               --

LONG DYNAMIC DOW 30 FUND
      A-Class*                             16,921              --                --               --
      C-Class**                         2,479,704              --                --               --
      H-Class**                        24,992,934              --                --               --

INVERSE DYNAMIC DOW 30 FUND
      A-Class*                             12,635              --                32               --
      C-Class**                           622,590              --                27               --
      H-Class**                        10,085,788              --             1,418               --


                                            SHARES REDEEMED                NET SHARES PURCHASED
----------------------------------------------------------------------------------------------------
                                     PERIOD ENDED      YEAR ENDED      PERIOD ENDED       YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                             2004            2003              2004             2003
----------------------------------------------------------------------------------------------------
TITAN 500 FUND
      A-Class*                             (3,167)             --            40,778               --
      C-Class                         (20,164,074)    (59,750,059)         (127,866)         578,918
      H-Class                        (108,562,166)   (299,592,535)        1,615,064      (10,057,893)

TEMPEST 500 FUND
      A-Class*                               (877)             --            35,578               --
      C-Class                          (4,671,295)     (5,574,472)           39,537          473,801
      H-Class                         (65,676,812)    (78,599,812)         (594,801)       2,264,957

VELOCITY 100 FUND
      A-Class*                             (9,034)             --           101,579               --
      C-Class                         (30,499,487)    (33,322,747)        1,149,799        1,315,022
      H-Class                        (445,876,042)   (460,529,362)        5,961,465        7,134,241

VENTURE 100 FUND
      A-Class*                            (14,208)             --            31,841               --
      C-Class                         (18,724,233)    (16,545,458)          (62,909)       1,157,404
      H-Class                        (317,052,749)   (172,339,536)        2,536,293        7,988,492

LONG DYNAMIC DOW 30 FUND
      A-Class*                             (2,799)             --            14,122               --
      C-Class**                        (2,306,495)             --           173,209               --
      H-Class**                       (23,526,437)             --         1,466,497               --

INVERSE DYNAMIC DOW 30 FUND
      A-Class*                             (5,020)             --             7,647               --
      C-Class**                          (612,537)             --            10,080               --
      H-Class**                        (9,697,181)             --           390,025               --

 *    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

**    SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.


54 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

9.    PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At December 31, 2004, the pooled cash collateral investments consisted of repurchase agreements (46.40%), commercial paper (32.90%), fixed income notes (20.69%), and money market mutual funds (0.01%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2004 the following funds participated in securities lending and received cash collateral:

FUND                                      CASH COLLATERAL      VALUE OF SECURITIES LOANED
-----------------------------------------------------------------------------------------
Titan 500 Master Portfolio                   $ 75,509,588                    $ 72,982,837
Velocity 100 Master Portfolio                 174,805,895                     168,264,039
Long Dynamic Dow 30 Master Portfolio            3,268,650                       3,177,043


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 55

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders

of Rydex Dynamic Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, Venture 100 Fund, Long Dynamic Dow 30 Fund, Inverse Long Dynamic Dow 30 Fund, Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, Venture 100 Master Portfolio, Long Dynamic Dow 30 Master Portfolio and Inverse Dynamic Dow 30 Master Portfolio (the Rydex Dynamic Funds, hereafter referred to as the "Funds") at December 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility" of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, the transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 25, 2005


56 | THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

OTHER INFORMATION
--------------------------------------------------------------------------------

UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of difference in tax and financial reporting practice.

Of the ordinary income distributions paid during the year for Titan 500 Master Portfolio and Velocity 100 Master Portfolio 74.63% and 0%, respectively, qualifies for the dividends received deduction for corporations.

The Funds distributions to shareholders included:

                                                                                    INVERSE            LONG        INVERSE
                                                                 LONG DYNAMIC       DYNAMIC     DYNAMIC DOW    DYNAMIC DOW
                                                  VENTURE 100          DOW 30        DOW 30       30 MASTER      30 MASTER
                                                         FUND            FUND          FUND       PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
From short-term capital gains:                     $3,858,614      $1,834,545    $1,131,056        $664,623       $     --

From long-term capital gains,
  subject to the 20% rate gains category:          $       --      $       --    $   31,545        $117,784       $278,007

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request by calling 1-800-820-0888.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 57

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

Each Trust is served by a separate Board of Trustees with no stated term of service, and Trustees continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling (800) 820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEE AND OFFICER

                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                  NUMBER OF
      YEAR OF BIRTH                    (YEAR BEGAN)              FUNDS OVERSEEN
-------------------------      ------------------------------    ---------------
CARL G. VERBONCOEUR*             Rydex Series Funds - 2004             100
Trustee, President (1952)       Rydex Variable Trust - 2004
                                Rydex Dynamic Funds - 2004
                                  Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., (1997 to 2000)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
                                      LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                  NUMBER OF
      YEAR OF BIRTH                    (YEAR BEGAN)              FUNDS OVERSEEN
-------------------------      ------------------------------    ---------------
COREY A. COLEHOUR               Rydex Series Funds - 1993              100
Trustee (1945)                 Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                             --------------------------------

J. KENNETH DALTON               Rydex Series Funds - 1995             100
Trustee (1941)                 Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                             --------------------------------

JOHN O. DEMARET                 Rydex Series Funds - 1997             101
Trustee (1940)                 Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003
                                  Rydex Capital Partners
                                    SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                             --------------------------------

PATRICK T. MCCARVILLE           Rydex Series Funds - 1997             100
Trustee (1942)                 Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                             --------------------------------


58 |  THE RYDEX DYNAMIC FUNDS ANNUAL REPORT

UNAUDITED INFORMATION
ON BOARD OF TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                    LENGTH OF SERVICE
     NAME, POSITION AND                 AS TRUSTEE                  NUMBER OF
       YEAR OF BIRTH                   (YEAR BEGAN)              FUNDS OVERSEEN
-------------------------    --------------------------------    ---------------
ROGER SOMERS                    Rydex Series Funds - 1993             100
Trustee (1944)                 Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

   NAME, POSITION AND                                         PRINCIPAL OCCUPATIONS
      YEAR OF BIRTH                                           DURING PAST FIVE YEARS
-------------------------                                    ------------------------
NICK BONOS*                                Vice President and Treasurer of Rydex Series Funds, Rydex
Vice President and Treasurer (1963)        Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust, and
                                           Rydex Capital Partners SPhinX Fund, 2003 to present; Senior
                                           Vice President of Rydex Fund Services, Inc., 2003 to
                                           present;Vice President of Accounting of Rydex Fund Services,
                                           Inc., 2000 to 2003;Vice President of Mutual Fund Services,
                                           State Street Corp., 1997 to 1999.

MICHAEL P. BYRUM*                          Secretary of Rydex Series Funds, Rydex Variable Trust, and
Vice President and Secretary (1970)        Rydex Dynamic Funds, 2004 to present;Vice President of Rydex
                                           Series Funds, 1997 to present;Vice President of Rydex Variable
                                           Trust, 1998 to present; Vice President of Rydex Dynamic Funds,
                                           1999 to present;Vice President of Rydex ETF Trust, 2002 to present; President and Trustee of Rydex Capital Partners
                                           SPhinX Fund, 2003 to present; President of Rydex Global
                                           Advisors, 2004 to present; Chief Operating Officer of Rydex
                                           Global Advisors and Rydex Distributors, Inc., 2003 to 2004.

JOANNA M. HAIGNEY*                         Chief Compliance Officer Rydex Series Funds, Rydex Variable
Chief Compliance Officer and               Trust, and Rydex Dynamic Funds, 2004 to present; Assistant
Assistant Secretary (1967)                 Secretary of Rydex Series Funds, Rydex Variable Trust, and
                                           Rydex Dynamic Funds, 2000 to present; Assistant Secretary of
                                           Rydex ETF Trust, 2002 to present. Secretary of Rydex Capital
                                           Partners SPhinX Fund, 2003 to present.Vice President of
                                           Compliance of Rydex Fund Services, Inc., 2000 to present; Vice
                                           President Fund Administration, Chase Global Funds Services
                                           Co., a division of Chase Manhattan Bank NA, 1994 to 1999.

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                      THE RYDEX DYNAMIC FUNDS ANNUAL REPORT | 59

--------------------------------------------------------------------------------

This page intentionally left blank.

--------------------------------------------------------------------------------

This page intentionally left blank.

[LOGO] RYDEXINVESTMENTS
       ESSENTIAL FOR MODERN MARKETS(TM)

       9601 Blackwell Road
       Suite 500
       Rockville, MD 20850
       800.820.0888
       www.rydexinvestments.com

ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

While the members of the audit committee have many years of experience in business and finance, including working with fund financial statements and auditors, they do not feel that the background and experience of any single member would meet the qualifications necessary to be a "financial expert" as that term is defined by the Securities and Exchange Commission. Nonetheless, the committee has determined that, together, its collective financial experience and expertise makes an individual financial expert unnecessary at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PWC"), the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2004 and December 31, 2003 were $92,070 and $72,000, respectively. The aggregate Tax Fees billed by PWC for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2004 and December 31, 2003 were $68,120 and $52,000, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $18,000 and $16,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant's principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. As such, the audit committee has considered these services in maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on March 8, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RYDEX DYNAMIC FUNDS

By (Signature and Title)*   /s/ CARL G. VERBONCOEUR
                       ---------------------------------------------------------
                                Carl G. Verboncoeur, President

Date     MARCH 8, 2005
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ CARL G. VERBONCOEUR
                         -------------------------------------------------------
                                 Carl G. Verboncoeur, President

Date     MARCH 8, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ NICK BONOS
                         -------------------------------------------------------
                               Nick Bonos, Vice President and Treasurer

Date     MARCH 8, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.